UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:

P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire

P.O. Box 876

Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008–June 30, 2008

Item 1: Reports to Shareholders

>  For the six months ended June 30, 2008, returns for the Investor Shares of the domestic Vanguard Tax-Managed Funds ranged from –11.9 % for the Tax-Managed Growth and Income Fund to –4.5% for the Tax-Managed Balanced Fund.

>  Bonds fared better than stocks during the period, while small- and mid-cap stocks outperformed their large-cap counterparts.

>  Continued distress in the financial sector hurt returns for all four funds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Tax-Managed Balanced Fund	7
Tax-Managed Growth and Income Fund	30
Tax-Managed Capital Appreciation Fund	47
Tax-Managed Small-Cap Fund	66
About Your Fund’s Expenses	83
Trustees Approve Advisory Arrangement	85
Glossary	86

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed Balanced Fund	VTMFX	–4.5%
Tax-Managed Balanced Composite Index[1]		–5.2
Average Mixed-Asset Target Moderate Fund[2]		–6.3

Vanguard Tax-Managed Growth and Income Fund
Investor Shares	VTGIX	–11.9%
Admiral™ Shares[3]	VTGLX	–11.9
Institutional Shares[4]	VTMIX	–11.9
S&P 500 Index		–11.9
Average Large-Cap Core Fund[2]		–11.5

Vanguard Tax-Managed Capital Appreciation Fund
Investor Shares	VMCAX	–10.7%
Admiral Shares[3]	VTCLX	–10.6
Institutional Shares[4]	VTCIX	–10.6
Russell 1000 Index		–11.2
Average Multi-Cap Core Fund[2]		–10.6

Vanguard Tax-Managed Small-Cap Fund
Investor Shares	VTMSX	–7.0%
Institutional Shares[4]	VTSIX	–7.0
S&P SmallCap 600 Index		–7.1
Average Small-Cap Core Fund[2]		–9.2

1  50% Russell 1000 Index, 50% Lehman Brothers 7 Year Municipal Bond Index.

2  Derived from data provided by Lipper Inc.

3  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

4  This class of shares also carries low expenses and is available for a minimum investment of $5 million.

Chairman’s Letter

Dear Shareholder,

During the tumultuous six months ended June 30, 2008, the domestic Vanguard Tax-Managed Funds produced negative returns in line with those of their benchmark indexes. Two funds registered higher returns than their peer-group averages, while two recorded slightly lower results.

The Tax-Managed Balanced Fund—a portfolio that is roughly half stocks and half municipal bonds—returned –4.5% for the period. The fund had the best result in the group, benefitting from its hefty weighting in fixed income securities, which fared better than stocks during the six months.

The Tax-Managed Small-Cap Fund returned –7.0% for the period, outperforming the average return of small-cap core funds by more than 2 percentage points. The Tax-Managed Growth and Income Fund and Tax-Managed Capital Appreciation Fund—both concentrated in large-cap stocks—recorded double-digit negative returns for the period, in line with the performance of their respective benchmarks.

Please note: We review the performance of Vanguard Tax-Managed International Fund in a separate report..

Stocks worldwide struggled in downbeat economic environment

The broad U.S. stock market faltered during the half-year as investors digested a series of dispiriting economic developments. Prices for oil and other commodities soared to new highs, the housing market further deteriorated, consumer confidence wavered, and unresolved problems in the credit markets haunted the financials sector.

Against that backdrop, U.S. stocks grew increasingly volatile, falling in the first three months, then rallying in April and May before falling again (sharply) in June. For the six months ended June 30, the broad U.S. stock market returned –10.9%.

Small-capitalization stocks performed better than large-caps, and growth stocks outpaced their value-oriented counterparts.

International stocks traced a similar path, and only a handful of major foreign markets posted positive results for the period.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable bond market returned 1.1%. The tax-exempt bond market experienced unusual turbulence en route to a flat return for the period.

Market Barometer
	Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-caps)	–11.2%	–12.4%	8.2%
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8
MSCI All Country World Index ex USA (International)	–9.8	–6.2	19.4

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation.

Trouble in financials spanned all market segments

The Vanguard Tax-Managed Funds posted six-month returns that generally reflected those of their respective market segments. The Tax-Managed Balanced Fund’s holdings in municipal bonds helped boost returns, making it the top performer of the group.

Small-cap stocks outperformed large-caps for the period, giving the Tax-Managed Small-Cap Fund an advantage over the Tax-Managed Growth and Income Fund and the Tax-Managed Capital Appreciation Fund, both of which have a large-cap focus. In all four funds, financial stocks of all capitalizations were the largest detractors, while energy holdings were the universal top performers.

In the financial sector, risky loans and sizable losses shook investors’ confidence in the market’s largest investment and commercial banks, including Lehman Brothers and Bear Stearns (which was sold to JPMorgan Chase after a dramatic

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Tax-Managed Fund	Ratio
Balanced	0.11%
Average Mixed-Asset Target Moderate Fund	1.06
Growth and Income
Investor Shares	0.14%
Admiral Shares	0.09
Institutional Shares	0.07
Average Large-Cap Core Fund	1.29
Capital Appreciation
Investor Shares	0.14%
Admiral Shares	0.09
Institutional Shares	0.07
Average Multi-Cap Core Fund	1.27
Small-Cap
Investor Shares	0.13%
Institutional Shares	0.08
Average Small-Cap Core Fund	1.47

1  Fund expense ratios reflect the six months ended June 30, 2008. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2007.

intervention by the Federal Reserve). Mortgage giants Freddie Mac and Fannie Mae also were rocked by the continuing credit crisis. On the smaller end of the spectrum, regional banks suffered as well.

Information technology and health care stocks also hindered the funds’ returns. Computer and electronics sales hit a rough patch, hurting technology companies both big and small. Health care providers were down across the board. Pharmaceutical giants suffered from a backlog in the Food and Drug Administration’s approval process along with other regulatory setbacks. However, some smaller pharmaceuticals were an exception; for example, Alpharma and ViroPharma returned 12% and 39%, respectively.

Energy holdings of all capitalizations were up during the half-year as prices continued to surge, lifting the stock prices of production and exploration companies as well as those of equipment suppliers. Large-cap materials companies continued to benefit from the global boom in commodity prices as fast-developing Asian markets build new plants, equipment, and infrastructure on a massive scale.

Vanguard’s Quantitative Equity Group, the investment advisor to the Tax-Managed Funds, seeks to capture index returns while pursuing the funds’ tax-management mandate. The goal of tax-efficiency can sometimes lead the funds’ returns to diverge from those of their index benchmarks. However, all four funds performed in line with their indexes during the latest six-month period.

A long-term focus is key during hard times

The past several months have been a difficult time for investors as the turmoil in the U.S. markets continued. Such volatility is a good reminder of why we suggest that shareholders maintain both a well-balanced portfolio and a long-term perspective. When you can take the long view, supported by a well-thought-out investment plan, the market’s month-to-month ups and downs don’t seem as threatening.

In practice, this means building a portfolio that includes stocks, bonds, and short-term reserves. Such a balanced investment program can provide some protection against market volatility while allowing you to participate in the long-term potential for growth in each asset class. Vanguard’s Tax-Managed Funds can help create a well-balanced portfolio while providing shareholders with tax-efficiency and extraordinarily low costs.

As I close this report to you, it’s my pleasure to introduce the funds’ new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the funds’ board elected him president and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 21, 2008

Your Fund’s Performance at a Glance
December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
Tax-Managed Fund	Share Price	Share Price	Dividends	Gains
Balanced	$20.45	$19.26	$0.277	$0.000
Growth and Income
Investor Shares	$31.96	$27.87	$0.276	$0.000
Admiral Shares	65.69	57.28	0.585	0.000
Institutional Shares	31.96	27.87	0.287	0.000
Capital Appreciation
Investor Shares	$35.13	$31.37	$0.009	$0.000
Admiral Shares	70.70	63.16	0.018	0.000
Institutional Shares	35.13	31.38	0.009	0.000
Small-Cap
Investor Shares	$25.62	$23.83	$0.005	$0.000
Institutional Shares	25.66	23.87	0.005	0.000

Tax-Managed Balanced Fund

Fund Profile

As of June 30, 2008

Total Fund Characteristics

Yield[1]	2.8%
Turnover Rate[2]	3%
Expense Ratio[2]	0.11%
Short-Term Reserves	0.0%

Total Fund Volatility Measures[3]
	Fund Versus	Fund Versus
	Composite Index[4]	Broad Index[5]
R-Squared	0.99	0.87
Beta	1.00	0.48

Equity Characteristics
		Comparative	Broad
	Fund	Index[6]	Index[5]
Number of Stocks	652	1,005	4,746
Median Market Cap	$33.5B	$36.8B	$32.3B
Price/Earnings Ratio	16.7x	16.6x	17.0x
Price/Book Ratio	2.5x	2.4x	2.4x
Dividend Yield	1.8%	2.1%	2.1%
Return on Equity	20.4%	20.3%	19.7%
Earnings Growth Rate	21.6%	20.1%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[6]	Index[5]
Consumer Discretionary	8.9%	8.6%	8.7%
Consumer Staples	9.9	9.8	9.2
Energy	15.6	15.7	15.6
Financials	13.7	14.2	15.2
Health Care	11.7	11.6	11.7
Industrials	11.8	11.5	11.5
Information Technology	16.4	16.5	16.5
Materials	4.4	4.5	4.4
Telecommunication
Services	3.3	3.2	3.0
Utilities	4.3	4.4	4.2

Equity Investment Focus

Ten Largest Stocks[7] (% of equity portfolio)

ExxonMobil Corp.	integrated oil
	and gas	3.6%
General Electric Co.	industrial
	conglomerate	2.0
Microsoft Corp.	systems software	1.6
Chevron Corp.	integrated oil
	and gas	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.5
Johnson & Johnson	pharmaceuticals	1.4
The Procter & Gamble Co.	household products	1.4
Apple Inc.	computer hardware	1.2
International Business
Machines Corp.	computer hardware	1.2
Cisco Systems, Inc.	communications
	equipment	1.1
Top Ten		16.5%
Top Ten as % of Total Net Assets		7.4%

Fund Asset Allocation

1  30-day SEC yield. See the Glossary on pages 86–87.

2  Annualized.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 86–87.

4  50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

5  Dow Jones Wilshire 5000 Index.

6  Russell 1000 Index.

7  The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Balanced Fund

Fixed Income Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Bonds	138	4,257	43,739
Yield to Maturity	3.9%[3]	3.8%	4.3%
Average Coupon	5.0%	5.0%	5.0%
Average Effective
Maturity	6.3 years	6.9 years	13.3 years
Average Quality	AA	AA+	AA
Average Duration	5.0 years	5.3 years	7.8 years

Distribution by Credit Quality
(% of fixed income portfolio)

AAA	26.6%
AA	62.8
A	7.7
BBB	2.9

Distribution by Maturity
(% of fixed income portfolio)

Under 1 Year	10.1%
1–5 Years	33.9
5–10 Years	42.0
10–20 Years	13.5
20–30 Years	0.5

Fixed Income Investment Focus

Largest State Concentrations[4]
(% of fixed income portfolio)

New York	10.8%
Texas	8.9
Massachusetts	7.8
Ohio	7.1
Arizona	5.4
Florida	4.8
California	4.8
Maryland	4.1
Pennsylvania	3.7
Colorado	3.7
Top Ten	61.1%

1 Lehman 7 Year Municipal Bond Index.
2 Lehman Municipal Bond Index.
3 Before expenses.
4 “Largest State Concentrations” figures exclude any fixed income futures contracts.

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

						Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
Tax-Managed Balanced Fund[3]	9/6/1994	–3.22%	5.84%	1.92%	2.77%	4.69%
Fee-Adjusted Returns[4]		–4.16	5.84	1.92	2.77	4.69

1  Six months ended June 30, 2008.

2  50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years. Note: See Financial Highlights table on page 26 for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (46.7%)
Consumer Discretionary (4.1%)
	McDonald’s Corp.	30,309	1,704
	The Walt Disney Co.	54,050	1,686
	Comcast Corp. Class A	79,704	1,512
	Time Warner, Inc.	94,240	1,395
	Target Corp.	22,300	1,037
	Home Depot, Inc.	44,000	1,030
	News Corp., Class A	65,300	982
	Lowe’s Cos., Inc.	40,800	847
	NIKE, Inc. Class B	11,400	680
	Yum! Brands, Inc.	17,200	603
*	Viacom Inc. Class B	19,158	585
	Staples, Inc.	24,355	578
*	Amazon.com, Inc.	7,300	535
	Best Buy Co., Inc.	10,875	431
*	Liberty Media Corp.	17,648	428
*	Starbucks Corp.	27,100	427
	Johnson Controls, Inc.	13,100	376
	CBS Corp.	19,058	371
*	Coach, Inc.	12,800	370
	The Gap, Inc.	19,725	329
*	AutoZone Inc.	2,700	327
	Omnicom Group Inc.	7,200	323
	Harley-Davidson, Inc.	8,900	323
	Hasbro, Inc.	8,925	319
	Starwood Hotels &
	Resorts Worldwide, Inc.	7,801	313
*	Kohl’s Corp.	7,800	312
	TJX Cos., Inc.	9,800	308
	Marriott International, Inc.
	Class A	11,600	304
*	Bed Bath & Beyond, Inc.	10,500	295
	International Game
	Technology	11,600	290
*	Liberty Media Corp.-
	Interactive Series A	19,207	283
	Polo Ralph Lauren Corp.	4,500	282
	Mattel, Inc.	16,080	275
	Tiffany & Co.	6,700	273
	Nordstrom, Inc.	9,000	273

	Abercrombie & Fitch Co.	4,300	269
	Clear Channel
	Communications, Inc.	7,520	265
*	DISH Network Corp.	8,757	256
	WABCO Holdings Inc.	5,433	252
	John Wiley & Sons Class A	5,500	248
	Darden Restaurants Inc.	7,750	247
	Macy’s Inc.	12,400	241
*	Cablevision Systems
	NY Group Class A	10,594	239
*	NVR, Inc.	470	235
*	Liberty Media Corp.-Capital
	Series A	16,312	235
	Washington Post Co. Class B	380	223
	Phillips-Van Heusen Corp.	6,000	220
	BorgWarner, Inc.	4,800	213
	Black & Decker Corp.	3,700	213
*	Apollo Group, Inc. Class A	4,700	208
*	Sears Holdings Corp.	2,700	199
*	Mohawk Industries, Inc.	3,100	199
	Orient-Express Hotel Ltd.	4,400	191
*	Ford Motor Co.	39,227	189
*	Lamar Advertising Co.
	Class A	5,000	180
*	O’Reilly Automotive, Inc.	8,000	179
	Brinker International, Inc.	9,375	177
	E.W. Scripps Co. Class A	4,200	174
*	Discovery Holding Co.
	Class A	7,682	169
	PetSmart, Inc.	8,400	168
*	Liberty Global, Inc. Series C	5,446	165
*	CarMax, Inc.	11,406	162
	Hearst-Argyle Television Inc.	8,300	159
*	Liberty Global, Inc. Class A	5,015	158
	Gentex Corp.	10,200	147
*	MGM Mirage, Inc.	4,013	136

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Weight Watchers
	International, Inc.	3,800	135
	Barnes & Noble, Inc.	5,400	134
*	DIRECTV Group, Inc.	5,071	131
*	Office Depot, Inc.	11,400	125
	Williams-Sonoma, Inc.	6,200	123
	International Speedway Corp.	3,110	121
	D. R. Horton, Inc.	10,499	114
*	AutoNation, Inc.	11,292	113
*	Saks Inc.	10,200	112
*	Toll Brothers, Inc.	5,800	109
	Virgin Media Inc.	7,893	107
	Wyndham Worldwide Corp.	5,919	106
	Thor Industries, Inc.	4,800	102
*	IAC/InterActiveCorp	4,700	91
	Pulte Homes, Inc.	8,400	81
*	The Goodyear Tire &
	Rubber Co.	4,400	78
	Centex Corp.	5,600	75
*	Career Education Corp.	4,500	66
*	Expedia, Inc.	3,568	66
	Lennar Corp. Class A	5,100	63
	Jones Apparel Group, Inc.	3,600	49
	Comcast Corp. Special
	Class A	2,322	44
	The McGraw-Hill Cos., Inc.	700	28
	Sherwin-Williams Co.	600	28
*	Dollar Tree, Inc.	750	24
	Limited Brands, Inc.	1,424	24
	Foot Locker, Inc.	1,600	20
	Fortune Brands, Inc.	300	19
*	Sirius Satellite Radio, Inc.	8,300	16
	Lennar Corp. Class B	680	8
	RadioShack Corp.	300	4
	Newell Rubbermaid, Inc.	218	4
			29,042
Consumer Staples (4.6%)
	The Procter & Gamble Co.	73,005	4,439
	Wal-Mart Stores, Inc.	58,600	3,293
	The Coca-Cola Co.	55,400	2,880
	PepsiCo, Inc.	43,027	2,736
	Philip Morris International Inc.	45,300	2,237
	CVS/Caremark Corp.	38,198	1,511
	Altria Group, Inc.	45,300	931
	Costco Wholesale Corp.	12,927	907
	Walgreen Co.	27,000	878
	Kraft Foods Inc.	29,065	827
	Archer-Daniels-Midland Co.	20,021	676
	Anheuser-Busch Cos., Inc.	10,000	621
	Wm. Wrigley Jr. Co.	7,600	591
	Kimberly-Clark Corp.	9,172	548
	Colgate-Palmolive Co.	7,700	532
	Bunge Ltd.	4,700	506
	Safeway, Inc.	15,934	455
	Sysco Corp.	14,600	402
	Avon Products, Inc.	10,600	382

	Molson Coors Brewing Co.
	Class B	6,600	359
	The Kroger Co.	12,400	358
	Brown-Forman Corp. Class B	4,600	348
*	Lorillard, Inc.	4,900	339
	The Estee Lauder Cos. Inc.
	Class A	6,800	316
	Church & Dwight, Inc.	5,500	310
	Corn Products
	International, Inc.	6,200	304
	Tyson Foods, Inc.	20,331	304
*	Dr. Pepper Snapple
	Group, Inc.	14,300	300
	The Clorox Co.	5,400	282
*	Constellation Brands, Inc.
	Class A	14,000	278
*	Dean Foods Co.	13,950	274
	Coca-Cola Enterprises, Inc.	15,500	268
	The Pepsi Bottling Group, Inc.	8,500	237
	Alberto-Culver Co.	8,950	235
	Hormel Foods Corp.	6,300	218
*	Hansen Natural Corp.	7,400	213
*	Energizer Holdings, Inc.	2,894	212
*	Smithfield Foods, Inc.	10,500	209
	McCormick & Co., Inc.	5,400	193
	Del Monte Foods Co.	24,400	173
	PepsiAmericas, Inc.	8,700	172
	Kellogg Co.	3,200	154
	General Mills, Inc.	2,400	146
	Reynolds American Inc.	3,002	140
	Whole Foods Market, Inc.	5,600	133
*	BJ’s Wholesale Club, Inc.	3,200	124
*	NBTY, Inc.	3,800	122
	Wm. Wrigley Jr. Co. Class B	1,500	117
	Herbalife Ltd.	2,400	93
*	Central European
	Distribution Corp.	1,000	74
*	Rite Aid Corp.	22,300	35
	J.M. Smucker Co.	600	24
	Sara Lee Corp.	500	6
	ConAgra Foods, Inc.	100	2
			32,424
Energy (7.3%)
	ExxonMobil Corp.	133,794	11,791
	Chevron Corp.	49,333	4,890
	ConocoPhillips Co.	34,887	3,293
	Schlumberger Ltd.	25,500	2,739
	Devon Energy Corp.	12,246	1,471
	Occidental Petroleum Corp.	15,604	1,402
*	Transocean, Inc.	9,196	1,401
	Apache Corp.	9,646	1,341
	Halliburton Co.	24,200	1,284

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Hess Corp.	9,000	1,136
	EOG Resources, Inc.	8,000	1,050
	Anadarko Petroleum Corp.	13,892	1,040
	XTO Energy, Inc.	14,166	971
*	National Oilwell Varco Inc.	10,629	943
	Peabody Energy Corp.	9,500	836
	Baker Hughes, Inc.	9,340	816
	Williams Cos., Inc.	19,200	774
	CONSOL Energy, Inc.	6,600	742
	Noble Corp.	10,400	676
	Murphy Oil Corp.	6,700	657
	Noble Energy, Inc.	6,500	654
	Valero Energy Corp.	15,268	629
	Smith International, Inc.	7,179	597
	Arch Coal, Inc.	7,000	525
*	Weatherford
	International Ltd.	10,500	521
	ENSCO International, Inc.	6,300	509
*	Cameron International Corp.	8,600	476
*	FMC Technologies Inc.	6,140	472
	Marathon Oil Corp.	8,782	456
	Range Resources Corp.	6,950	455
	Pioneer Natural
	Resources Co.	5,700	446
	Diamond Offshore
	Drilling, Inc.	3,200	445
*	Pride International, Inc.	9,300	440
*	Newfield Exploration Co.	6,700	437
	Chesapeake Energy Corp.	6,300	416
	Helmerich & Payne, Inc.	5,600	403
	Cabot Oil & Gas Corp.	5,800	393
	BJ Services Co.	12,200	390
*	Plains Exploration &
	Production Co.	4,748	346
	St. Mary Land &
	Exploration Co.	5,000	323
	Foundation Coal
	Holdings, Inc.	3,600	319
	Rowan Cos., Inc.	6,700	313
	Patterson-UTI Energy, Inc.	8,502	306
	W&T Offshore, Inc.	4,600	269
	Massey Energy Co.	2,600	244
*	Nabors Industries, Inc.	4,400	217
*	Global Industries Ltd.	11,500	206
	Spectra Energy Corp.	6,496	187
*	Patriot Coal Corp.	1,000	153
	Tesoro Corp.	6,752	133
	Cimarex Energy Co.	1,500	105
	El Paso Corp.	2,400	52
	Overseas Shipholding
	Group Inc.	100	8
			51,098
Financials (6.4%)
	JPMorgan Chase & Co.	74,364	2,551
	Bank of America Corp.	98,435	2,350
	The Goldman Sachs

	Group, Inc.	11,000	1,924
	Citigroup, Inc.	110,197	1,847
	Wells Fargo & Co.	68,000	1,615
	American International
	Group, Inc.	58,306	1,543
	U.S. Bancorp	41,500	1,157
	American Express Co.	26,733	1,007
	AFLAC Inc.	14,800	929
	Prudential Financial, Inc.	13,341	797
	Morgan Stanley	21,960	792
	State Street Corp.	12,276	786
	MetLife, Inc.	14,500	765
	Merrill Lynch & Co., Inc.	22,050	699
	Wachovia Corp.	43,050	669
	Charles Schwab Corp.	31,805	653
	CME Group, Inc.	1,680	644
	Bank of New York
	Mellon Corp.	16,800	636
	Loews Corp.	12,500	586
	Franklin Resources Corp.	6,100	559
	Aon Corp.	11,700	537
	Progressive Corp. of Ohio	26,900	504
	ProLogis REIT	8,864	482
	Public Storage, Inc. REIT	5,500	444
	The Allstate Corp.	9,400	429
	Hudson City Bancorp, Inc.	24,600	410
	Invesco, Ltd.	17,000	408
	Boston Properties, Inc. REIT	4,500	406
*	SLM Corp.	20,500	397
	Assurant, Inc.	6,000	396
	Simon Property Group, Inc.
	REIT	4,400	395
	Ameriprise Financial, Inc.	9,480	386
	Leucadia National Corp.	7,900	371
	Unum Group	17,100	350
	Fannie Mae	17,900	349
	Nymex Holdings Inc.	4,000	338
	Moody’s Corp.	9,800	337
	Lehman Brothers
	Holdings, Inc.	17,028	337
	The Hartford Financial
	Services Group Inc.	5,200	336
	Torchmark Corp.	5,400	317
	Discover Financial Services	23,780	313
	Janus Capital Group Inc.	11,634	308
	The Travelers Cos., Inc.	6,889	299
	Plum Creek Timber Co. Inc.
	REIT	6,900	295
	Avalonbay Communities, Inc.
	REIT	3,300	294

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	TD Ameritrade Holding Corp.	15,700	284
	Eaton Vance Corp.	7,100	282
*	CB Richard Ellis Group, Inc.	14,250	274
	M & T Bank Corp.	3,800	268
	Host Hotels & Resorts Inc.
	REIT	19,475	266
	Capital One Financial Corp.	6,900	262
	People’s United Financial Inc.	16,800	262
	AMB Property Corp. REIT	5,200	262
	Legg Mason Inc.	6,000	261
	Sovereign Bancorp, Inc.	34,475	254
	Douglas Emmett, Inc. REIT	11,300	248
	The St. Joe Co.	7,200	247
*	Arch Capital Group Ltd.	3,700	245
	SEI Investments Co.	10,400	245
	White Mountains Insurance
	Group Inc.	570	245
	Cullen/Frost Bankers, Inc.	4,900	244
	Bank of Hawaii Corp.	5,100	244
	Commerce Bancshares, Inc.	5,961	236
	W.R. Berkley Corp.	9,750	236
	StanCorp Financial Group, Inc.	5,000	235
*	Philadelphia Consolidated
	Holding Corp.	6,900	234
*	Markel Corp.	630	231
	Federated Investors, Inc.	6,700	231
	The Hanover Insurance
	Group Inc.	5,400	229
	NYSE Euronext	4,400	223
	BlackRock, Inc.	1,250	221
	BOK Financial Corp.	4,040	216
	Lazard Ltd. Class A	6,300	215
	Jones Lang LaSalle Inc.	3,500	211
	The Principal Financial
	Group, Inc.	5,000	210
	TFS Financial Corp.	18,000	209
	Raymond James Financial, Inc.	7,850	207
	American Financial Group, Inc.	7,650	205
	First Citizens BancShares
	Class A	1,467	205
	Forest City Enterprise
	Class A	6,200	200
*	Affiliated Managers
	Group, Inc.	2,200	198
*	Alleghany Corp.	580	193
	Zions Bancorp	6,100	192
	Apartment Investment &
	Management Co.
	Class A REIT	5,637	192
	SL Green Realty Corp. REIT	2,300	190
	Synovus Financial Corp.	21,600	189
	HCC Insurance Holdings, Inc.	8,700	184
	Wesco Financial Corp.	480	183
	Genworth Financial Inc.	10,200	182
	Brown & Brown, Inc.	10,300	179
	Transatlantic Holdings, Inc.	3,150	178

	Reinsurance Group of
	America, Inc.	4,000	174
	BRE Properties Inc.
	Class A REIT	4,000	173
	City National Corp.	4,100	172
	Washington Federal Inc.	9,500	172
	BancorpSouth, Inc.	9,500	166
	Federal Realty
	Investment Trust REIT	2,400	166
	PNC Financial Services Group	2,700	154
	Camden Property Trust REIT	3,400	150
	Jefferies Group, Inc.	8,700	146
	CNA Financial Corp.	5,400	136
*	E*TRADE Financial Corp.	42,500	133
	Washington Mutual, Inc.	25,938	128
	BB&T Corp.	5,000	114
	Allied World Assurance
	Holdings, Ltd.	2,500	99
	SunTrust Banks, Inc.	2,600	94
	Marshall & Ilsley Corp.	4,800	74
	Safeco Corp.	500	34
	The Chubb Corp.	600	29
*	Conseco, Inc.	2,477	25
*	IntercontinentalExchange Inc.	200	23
	IndyMac Bancorp, Inc.	35,700	22
	Valley National Bancorp	1,365	21
	UnionBanCal Corp.	500	20
	Taubman Co. REIT	400	19
	Wilmington Trust Corp.	700	18
	Astoria Financial Corp.	900	18
	GLG Partners, Inc.	1,700	13
	MGIC Investment Corp.	1,400	9
	CapitalSource Inc. REIT	429	5
*	MSCI, Inc.-Class A Shares	100	4
	Thornburg Mortgage, Inc.
	REIT	16,213	3
			44,868
Health Care (5.5%)
	Johnson & Johnson	70,632	4,544
	Pfizer Inc.	151,310	2,643
	Abbott Laboratories	31,200	1,653
	Merck & Co., Inc.	43,500	1,640
	Medtronic, Inc.	29,300	1,516
*	Amgen, Inc.	31,624	1,491
*	Gilead Sciences, Inc.	27,000	1,430
	Wyeth	23,000	1,103
*	Genentech, Inc.	14,164	1,075
	Schering-Plough Corp.	49,100	967
	UnitedHealth Group Inc.	31,874	837
*	Medco Health Solutions, Inc.	16,962	801
*	Thermo Fisher Scientific, Inc.	14,103	786
*	WellPoint Inc.	16,225	773

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Celgene Corp.	11,400	728
*	Genzyme Corp.	9,580	690
	Eli Lilly & Co.	14,800	683
	Aetna Inc.	15,276	619
	Stryker Corp.	9,549	600
	Cardinal Health, Inc.	11,290	582
*	Biogen Idec Inc.	10,260	573
	Bristol-Myers Squibb Co.	27,700	569
	Allergan, Inc.	10,900	567
	McKesson Corp.	10,000	559
	Baxter International, Inc.	8,300	531
*	Express Scripts Inc.	8,400	527
*	Zimmer Holdings, Inc.	7,470	508
*	Forest Laboratories, Inc.	13,800	479
*	St. Jude Medical, Inc.	11,368	465
	CIGNA Corp.	10,300	365
*	Laboratory Corp. of
	America Holdings	5,200	362
*	Varian Medical Systems, Inc.	6,700	347
	Covidien Ltd.	7,200	345
*	Waters Corp.	5,300	342
	Quest Diagnostics, Inc.	6,900	334
	AmerisourceBergen Corp.	8,248	330
	Applera Corp.–
	Applied Biosystems Group	9,800	328
*	Hospira, Inc.	8,060	323
	DENTSPLY International Inc.	8,100	298
	Mylan Inc.	24,650	298
*	King Pharmaceuticals, Inc.	26,900	282
	PerkinElmer, Inc.	10,100	281
	Beckman Coulter, Inc.	4,100	277
*	Techne Corp.	3,500	271
*	Henry Schein, Inc.	5,200	268
	Pharmaceutical Product
	Development, Inc.	6,200	266
	IMS Health, Inc.	11,376	265
*	Barr Pharmaceuticals Inc.	5,775	260
*	Humana Inc.	6,500	259
*	Millipore Corp.	3,700	251
*	Invitrogen Corp.	6,000	236
*	Boston Scientific Corp.	18,300	225
	Universal Health Services
	Class B	3,400	215
*	Coventry Health Care Inc.	7,050	214
*	Patterson Cos.	6,600	194
*	Lincare Holdings, Inc.	5,700	162
*	Endo Pharmaceuticals
	Holdings, Inc.	6,500	157
	Omnicare, Inc.	5,700	149
	Becton, Dickinson & Co.	1,684	137
*	Warner Chilcott Ltd.	6,000	102
*	Sepracor Inc.	4,900	98
*	Watson Pharmaceuticals, Inc.	2,600	71
*	Health Net Inc.	2,900	70
*	Covance, Inc.	600	52
	C.R. Bard, Inc.	400	35

*	APP Pharmaceuticals, Inc.	250	4
*	Abraxis BioScience	62	4
			38,416
Industrials (5.5%)
	General Electric Co.	243,709	6,505
	United Technologies Corp.	24,876	1,535
	The Boeing Co.	19,420	1,276
	3M Co.	14,600	1,016
	General Dynamics Corp.	12,000	1,010
	Lockheed Martin Corp.	9,703	957
	Union Pacific Corp.	11,918	900
	CSX Corp.	13,800	867
	Norfolk Southern Corp.	12,600	790
	United Parcel Service, Inc.	12,200	750
	FedEx Corp.	9,400	741
	Caterpillar, Inc.	10,000	738
	Illinois Tool Works, Inc.	14,600	694
	Danaher Corp.	8,650	669
	Waste Management, Inc.	16,901	637
	Fluor Corp.	3,424	637
	Deere & Co.	8,600	620
*	McDermott International, Inc.	9,300	576
	Cummins Inc.	8,724	572
	Emerson Electric Co.	10,900	539
	Honeywell International Inc.	10,600	533
	Precision Castparts Corp.	5,257	507
	ITT Industries, Inc.	7,600	481
	Parker Hannifin Corp.	6,500	464
	Joy Global Inc.	5,800	440
*	Foster Wheeler Ltd.	6,000	439
	Flowserve Corp.	3,200	437
	Burlington Northern
	Santa Fe Corp.	4,338	433
	C.H. Robinson Worldwide Inc.	7,669	421
	L-3 Communications
	Holdings, Inc.	4,600	418
	Expeditors International of
	Washington, Inc.	9,700	417
*	Jacobs Engineering Group Inc.	5,100	412
	Southwest Airlines Co.	31,418	410
	Northrop Grumman Corp.	5,918	396
	SPX Corp.	2,800	369
	Roper Industries Inc.	5,400	356
	Rockwell Collins, Inc.	6,900	331
	Ametek, Inc.	6,950	328
	Fastenal Co.	7,400	319
	Trinity Industries, Inc.	8,980	311
	W.W. Grainger, Inc.	3,800	311
	The Dun & Bradstreet Corp.	3,400	298
	DRS Technologies, Inc.	3,700	291
	Tyco International, Ltd.	7,200	288

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Republic Services, Inc.
	Class A	9,700	288
*	Terex Corp.	5,600	288
*	Stericycle, Inc.	5,500	284
*	Shaw Group, Inc.	4,600	284
	The Brink’s Co.	4,300	281
	Landstar System, Inc.	5,025	277
	Donaldson Co., Inc.	6,100	272
	IDEX Corp.	7,200	265
*	Alliant Techsystems, Inc.	2,544	259
	UTI Worldwide, Inc.	12,900	257
	J.B. Hunt Transport
	Services, Inc.	7,700	256
	Manpower Inc.	4,300	250
	Equifax, Inc.	7,400	249
	The Manitowoc Co., Inc.	7,600	247
*	AGCO Corp.	4,700	246
*	General Cable Corp.	3,900	237
*	United Rentals, Inc.	12,000	235
	Pall Corp.	5,700	226
	Graco, Inc.	5,900	225
*	URS Corp.	5,000	210
*	USG Corp.	6,900	204
	Robert Half International, Inc.	8,200	197
*	Thomas & Betts Corp.	5,000	189
	Raytheon Co.	3,100	174
*	Spirit Aerosystems
	Holdings Inc.	7,600	146
	The Toro Co.	4,300	143
*	Allied Waste Industries, Inc.	9,800	124
	Cintas Corp.	4,550	121
	Oshkosh Truck Corp.	5,800	120
	Rockwell Automation, Inc.	2,400	105
	KBR Inc.	2,800	98
	Ryder System, Inc.	1,400	96
	Copa Holdings SA Class A	1,800	51
*	Owens Corning Inc.	1,830	42
	Carlisle Co., Inc.	1,400	41
	PACCAR, Inc.	900	38
	Ingersoll-Rand Co.	989	37
*	Gardner Denver Inc.	600	34
*	WESCO International, Inc.	500	20
	Pentair, Inc.	500	17
*	Quanta Services, Inc.	300	10
*	Avis Budget Group, Inc.	393	3
	Armstrong Worldwide
	Industries, Inc.	100	3
			38,588
Information Technology (7.7%)
	Microsoft Corp.	190,200	5,232
*	Apple Inc.	23,013	3,853
	International Business
	Machines Corp.	32,047	3,799
*	Cisco Systems, Inc.	158,700	3,691
*	Google Inc.	6,290	3,311
	Hewlett-Packard Co.	66,312	2,932

	Intel Corp.	124,900	2,683
*	Oracle Corp.	106,800	2,243
	QUALCOMM Inc.	41,100	1,824
	Texas Instruments, Inc.	41,100	1,157
*	Dell Inc.	48,600	1,063
	Corning, Inc.	42,200	973
*	eBay Inc.	33,900	926
*	Yahoo! Inc.	40,700	841
	Applied Materials, Inc.	42,951	820
*	EMC Corp.	51,900	762
	Automatic Data
	Processing, Inc.	16,600	696
*	Adobe Systems, Inc.	17,000	670
	Western Union Co.	27,014	668
*	Symantec Corp.	29,862	578
	MasterCard, Inc. Class A	2,130	566
	Electronic Data Systems Corp.	19,500	480
	Motorola, Inc.	62,706	460
*	Visa Inc.	5,200	423
	Amphenol Corp.	9,100	408
*	Intuit, Inc.	13,800	380
	Xerox Corp.	27,700	376
*	NVIDIA Corp.	19,900	373
	Altera Corp.	17,800	368
*	Broadcom Corp.	13,350	364
*	BMC Software, Inc.	10,100	364
	Analog Devices, Inc.	11,434	363
*	Electronic Arts Inc.	8,143	362
	KLA-Tencor Corp.	8,800	358
	National Semiconductor Corp.	17,100	351
*	Agilent Technologies, Inc.	9,844	350
*	Fiserv, Inc.	7,625	346
*	Autodesk, Inc.	9,400	318
	Paychex, Inc.	9,850	308
	Global Payments Inc.	6,500	303
*	Affiliated Computer
	Services, Inc. Class A	5,300	284
*	NetApp, Inc.	12,912	280
*	Citrix Systems, Inc.	9,200	271
*	Iron Mountain, Inc.	10,175	270
	Microchip Technology, Inc.	8,800	269
	Linear Technology Corp.	8,200	267
*	Computer Sciences Corp.	5,700	267
	Intersil Corp.	10,800	263
	Tyco Electronics Ltd.	7,200	258
*	Mettler-Toledo
	International Inc.	2,700	256
*	Compuware Corp.	26,600	254
*	LAM Research Corp.	6,500	235
*	Sun Microsystems, Inc.	21,250	231
*	Arrow Electronics, Inc.	7,500	230
*	Avnet, Inc.	8,100	221

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
*	Ingram Micro, Inc. Class A	12,100	215
*	NCR Corp.	8,336	210
	Molex, Inc.	8,466	207
*	NeuStar, Inc. Class A	9,502	205
	Fidelity National Information
	Services, Inc.	5,500	203
*	DST Systems, Inc.	3,600	198
*	Teradata Corp.	8,336	193
*	Western Digital Corp.	4,800	166
	Total System Services, Inc.	6,900	153
*	Lexmark International, Inc.	4,500	150
	Jabil Circuit, Inc.	9,100	149
	CA, Inc.	5,930	137
*	Cadence Design Systems, Inc.	12,400	125
	AVX Corp.	10,700	121
*	Synopsys, Inc.	4,800	115
	Harris Corp.	2,100	106
*	Tellabs, Inc.	22,600	105
	Broadridge Financial
	Solutions LLC	4,275	90
	Accenture Ltd.	2,200	90
*	Teradyne, Inc.	8,000	89
*	LSI Corp.	14,400	88
*	Advanced Micro Devices, Inc.	15,000	87
*	ADC Telecommunications, Inc.	5,528	82
*	Integrated Device
	Technology Inc.	6,200	62
*	EchoStar Corp.	1,751	55
*	Tech Data Corp.	1,400	47
*	Convergys Corp.	3,100	46
	Xilinx, Inc.	1,800	45
*	Metavante Technologies	1,600	36
*	Novellus Systems, Inc.	1,000	21
			53,795
Materials (2.1%)
	Monsanto Co.	15,108	1,910
	Freeport-McMoRan Copper &
	Gold, Inc. Class B	10,387	1,217
	Praxair, Inc.	9,500	895
*	The Mosaic Co.	5,400	781
	Nucor Corp.	10,400	777
	United States Steel Corp.	4,100	758
	E.I. du Pont de Nemours & Co.	16,900	725
	Newmont Mining Corp.
	(Holding Co.)	13,589	709
	Alcoa Inc.	14,588	520
	Cleveland-Cliffs Inc.	4,200	501
	Dow Chemical Co.	13,500	471
	AK Steel Holding Corp.	6,100	421
	Steel Dynamics, Inc.	9,800	383
	Sigma-Aldrich Corp.	7,000	377
	FMC Corp.	4,700	364
	Celanese Corp. Series A	7,800	356
	Ecolab, Inc.	7,900	340
	Reliance Steel &
	Aluminum Co.	4,400	339

	Airgas, Inc.	5,500	321
*	Owens-Illinois, Inc.	6,759	282
	Nalco Holding Co.	12,400	262
	Allegheny Technologies Inc.	4,100	243
	Martin Marietta Materials, Inc.	2,286	237
	Cytec Industries, Inc.	4,300	235
*	Domtar Corp.	41,200	224
*	Pactiv Corp.	9,100	193
	Sealed Air Corp.	9,200	175
*	Smurfit-Stone Container Corp.	40,388	164
	Carpenter Technology Corp.	2,500	109
	Scotts Miracle-Gro Co.	5,300	93
	Air Products & Chemicals, Inc.	400	39
*	Crown Holdings, Inc.	1,100	29
	Albemarle Corp.	600	24
	Ball Corp.	500	24
	Vulcan Materials Co.	334	20
	Ashland, Inc.	300	14
			14,532
Telecommunication Services (1.5%)
	AT&T Inc.	141,766	4,776
	Verizon Communications Inc.	59,200	2,096
	Sprint Nextel Corp.	96,777	919
*	American Tower Corp.
	Class A	13,000	549
*	Crown Castle
	International Corp.	10,500	407
	Embarq Corp.	6,858	324
*	SBA Communications Corp.	8,500	306
	Qwest Communications
	International Inc.	69,100	272
	CenturyTel, Inc.	7,475	266
*	U.S. Cellular Corp.	3,550	201
*	Clearwire Corp.	13,200	171
	Telephone &
	Data Systems, Inc.	3,200	151
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	3,000	132
	Windstream Corp.	7,139	88
	Citizens Communications Co.	937	11
			10,669
Utilities (2.0%)
	Exelon Corp.	18,500	1,664
	FPL Group, Inc.	12,400	813
	Public Service Enterprise
	Group, Inc.	15,600	717
	Entergy Corp.	5,800	699
	PPL Corp.	12,700	664
	Edison International	11,800	606
	Questar Corp.	7,876	560
	Sempra Energy	9,867	557

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Constellation Energy
	Group, Inc.	6,500	534
*	AES Corp.	26,500	509
	PG&E Corp.	12,200	484
*	NRG Energy, Inc.	10,300	442
	Equitable Resources, Inc.	6,300	435
*	Mirant Corp.	10,754	421
	MDU Resources Group, Inc.	11,150	389
	Energen Corp.	4,900	382
*	Reliant Energy, Inc.	17,100	364
	Allegheny Energy, Inc.	7,211	361
	Wisconsin Energy Corp.	6,800	307
	CenterPoint Energy Inc.	18,191	292
*	Dynegy, Inc.	34,000	291
	Integrys Energy Group, Inc.	5,400	274
	NSTAR	7,900	267
	Southern Union Co.	9,500	257
	CMS Energy Corp.	16,901	252
	Southern Co.	6,600	230
	Sierra Pacific Resources	18,017	229
	Northeast Utilities	8,900	227
	Duke Energy Corp.	12,992	226
	Dominion Resources, Inc.	4,308	205
	Aqua America, Inc.	11,700	187
	FirstEnergy Corp.	1,300	107
*	American Water
	Works Co., Inc.	3,800	84
	SCANA Corp.	1,400	52
	NiSource, Inc.	1,077	19
			14,107
Total Common Stocks
(Cost $211,972)			327,539

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Municipal Bonds (52.7%)
Alaska (0.3%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12	(3)	1,695	1,782

Arizona (2.8%)
Arizona Transp. Board Highway Rev.	5.250%	7/1/12	(Prere.)	1,965	2,109
Arizona Transp. Board Highway Rev.	5.250%	7/1/17		2,215	2,348
Glendale AZ Trans. Excise Tax Rev.	5.000%	7/1/23	(1)	4,585	4,736
Phoenix AZ Civic Improvement Corp.
Water System Rev.	5.500%	7/1/15	(3)	5,525	5,847
Salt Verde Arizona Financial Project Rev.	5.250%	12/1/24		5,000	4,782
					19,822
California (2.5%)
California GO	6.000%	2/1/16		2,000	2,248
California Public Works Board Lease Rev.
(Dept. of Corrections)	5.000%	9/1/11	(2)	1,535	1,556
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/14	(2)	4,065	4,344
California State Dept. of
Water Resources Power Supply Rev.	5.500%	5/1/15	(2)	3,000	3,198

California State Econ. Recovery Bonds	5.000%	7/1/15		2,100	2,250
Los Angeles CA USD GO	6.000%	7/1/08	(3)	1,000	1,000
Oakland CA Redev. Agency (Central Dist.)	5.000%	9/1/21	(2)	3,000	3,028
					17,624
Colorado (1.9%)
Colorado Dept. of Transp. Rev.	5.250%	12/15/13	(2)(Prere.)	3,750	4,085
Colorado Springs CO Util. System Rev.	5.375%	11/15/13		2,775	2,937
E-470 Public Highway Auth. Colorado Rev.	5.250%	9/1/18	(1)	1,500	1,544
Univ. of Colorado Enterprise System Rev.	5.000%	6/1/23	(3)	5,025	5,063
					13,629

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia (0.4%)
District of Columbia Univ. Rev.
(George Washington Univ.)	6.000%	9/15/11 (1)	3,000	3,134

Florida (2.5%)
Florida Board of Educ. Rev. (Lottery Rev.)	5.000%	7/1/16 (2)	5,000	5,289
Florida Hurricane Catastrophe Fund
Finance Corp. Rev.	5.000%	7/1/12	3,565	3,726
Florida Turnpike Auth. Rev.	5.250%	7/1/09 (3)	485	491
Florida Turnpike Auth. Rev.	5.250%	7/1/10 (3)	825	835
Jacksonville FL Electric Auth.
Electric System Rev. VRDO	1.450%	7/7/08	900	900
Orange County FL Health Fac. Auth. Rev.
(Orlando Regional Healthcare) VRDO	2.500%	7/1/08 LOC	2,900	2,900
Seminole County FL Water & Sewer Rev.	5.000%	10/1/23	2,435	2,513
Tampa FL Health System Rev.
(Catholic Healthcare East)	5.000%	11/15/09 (1)	1,000	1,028
				17,682
Georgia (1.6%)
Atlanta GA Airport Fac. Rev.	5.750%	1/1/13 (3)	3,370	3,482
Georgia GO	5.500%	7/1/14	4,000	4,439
Georgia Muni. Electric Power Auth. Rev.	6.250%	1/1/12 (1)	3,000	3,279
				11,200
Hawaii (1.5%)
Hawaii GO	5.875%	10/1/10 (1)(Prere.)	1,870	1,997
Hawaii GO	5.000%	10/1/24 (1)	3,000	3,081
Honolulu HI City & County GO	5.000%	7/1/19 (4)	2,000	2,119
Honolulu HI City & County GO	5.000%	7/1/20 (4)	3,205	3,375
				10,572
Illinois (1.3%)
Chicago IL (City Colleges Improvement) GO	0.000%	1/1/12 (3)	2,380	2,073
Illinois GO	5.250%	8/1/12 (1)	3,700	3,957
Illinois Sales Tax Rev.	0.000%	12/15/16 (2)	5,000	3,404
				9,434
Indiana (1.1%)
Indiana Health Fac. Auth. Finance Auth. Rev.
(Clarian Health Obligation Group)	5.000%	2/15/25	3,290	3,171
Indiana Muni. Power Agency Rev.	5.250%	1/1/15 (1)	4,440	4,687
				7,858
Louisiana (0.9%)
Louisiana GO	5.500%	5/15/15 (3)	2,665	2,776
Louisiana Public Fac. Auth. Rev. (Ochsner Clinic)	5.000%	5/15/16	3,260	3,290
				6,066
Maryland (2.2%)
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/17 (2)	2,240	2,358
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/18 (2)	2,365	2,481
Baltimore MD Consolidated Public
Improvement GO	5.000%	10/15/19 (2)	2,185	2,278
Maryland Dept. of Transp.	5.000%	3/1/13	5,400	5,773
Maryland GO	5.500%	8/1/08	2,250	2,257
				15,147

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (4.1%)
Chelsea MA GO	5.500%	6/15/11 (2)	740	749
Chelsea MA GO	5.500%	6/15/12 (2)	735	744
Massachusetts Bay Transp. Auth. Rev.	5.125%	3/1/09 (Prere.)	1,695	1,750
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/22	5,000	5,311
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/25 (1)	2,045	2,286
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/26 (1)	3,500	3,915
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,183
Massachusetts Health & Educ. Fac.
Auth. Rev. (Caregroup)	5.000%	7/1/28	2,000	1,908
Massachusetts Health & Educ. Fac.
Auth. Rev. (Caritas Christi Obligated Group)	6.500%	7/1/12	1,880	1,948
Massachusetts Health & Educ. Fac.
Auth. Rev. (Northeastern Univ.)	5.000%	10/1/17 (1)	1,000	1,015
Massachusetts Health & Educ. Fac.
Auth. Rev. (Partners Healthcare System) VRDO	1.600%	7/1/08	1,800	1,800
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/09 (Prere.)	415	437
Massachusetts Water Pollution Abatement Trust	6.000%	8/1/10	1,365	1,430
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/17 (4)	3,000	3,303
				28,779
Michigan (1.7%)
Mason MI Public School Dist.
(School Building & Site) GO	5.250%	5/1/17 (4)	1,850	1,984
Michigan Building Auth. Rev.	5.125%	10/15/08 (Prere.)	3,015	3,045
Michigan Hosp. Finance Auth. Rev.
(Ascension Health) PUT	5.000%	11/1/12	4,735	4,951
Michigan Muni. Bond Auth. Rev.
(Clean Water Revolving Fund)	5.875%	10/1/10 (Prere.)	2,110	2,274
				12,254
Minnesota (0.6%)
Minnesota GO	5.000%	6/1/12	3,730	3,970

Mississippi (0.8%)
Mississippi GO	5.500%	12/1/18	2,750	3,064
Mississippi GO	5.500%	12/1/19	2,000	2,223
				5,287
Missouri (1.7%)
Curators of the Univ. of Missouri System Fac. Rev.	5.000%	11/1/26	4,410	4,535
Missouri Health & Educ. Fac. Auth.
(Washington Univ.)	6.000%	3/1/10 (Prere.)	4,000	4,259
Missouri Health & Educ. Fac. Auth. Health Fac. Rev.
(St. Luke’s Episcopal–Presbyterian Hosp.)	5.500%	12/1/15 (4)	2,965	3,110
				11,904
Nevada (0.8%)
Clark County NV School Dist. GO	5.000%	6/15/18	5,190	5,526

New Jersey (1.4%)
New Jersey Transp. Corp. COP	5.500%	9/15/11 (2)	3,000	3,172
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	1,440	1,575

New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	625	684
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	12/15/11 (1)(Prere.)	330	361
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/20 (3)	4,000	4,358
				10,150

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York (5.7%)
Erie County NY GO	6.125%	1/15/11 (3)	610	645
Hempstead NY GO	5.625%	2/1/11 (3)	685	686
Huntington NY GO	6.700%	2/1/10 (3)	375	398
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/09 (2)	2,000	2,074
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/11 (2)	3,000	3,184
Long Island NY Power Auth. Electric System Rev.	5.500%	12/1/12 (4)(ETM)	2,000	2,162
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	6.125%	4/1/10 (3)(Prere.)	2,110	2,238
New York City NY Transitional Finance Auth. Rev.	5.875%	5/1/10 (Prere.)	3,305	3,531
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/13	2,000	2,149
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.100%	7/1/10 (4)	1,500	1,533
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Mount Sinai School of Medicine of
New York Univ.)	5.000%	7/1/23 (1)	4,000	4,067
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Mount Sinai School of Medicine of
New York Univ.)	5.000%	7/1/24 (1)	3,800	3,852
New York State Thruway Auth. Rev.	5.000%	1/1/21 (1)	8,490	8,943
New York State Thruway Auth. Rev.
(Service Contract)	5.500%	4/1/14	4,000	4,250
				39,712
North Carolina (0.7%)
North Carolina Eastern Muni. Power Agency Rev.	5.125%	1/1/14	2,400	2,468
North Carolina GO	5.000%	3/1/20	2,000	2,079
				4,547
Ohio (3.8%)
Allen County OH Hosp. Fac. Rev.
(Catholic Healthcare) VRDO	2.450%	7/1/08 LOC	500	500
Buckeye OH Tobacco Settlement
Financing Corp. Rev.	5.125%	6/1/24	1,560	1,411
Cleveland OH Public Power System Rev.	5.000%	11/15/20 (3)	5,000	5,063
Lorain County OH Hosp. Fac. Rev.
(Catholic Healthcare Partners)	5.625%	9/1/13 (1)	1,775	1,815
Ohio Common Schools GO VRDO	1.300%	7/7/08	300	300
Ohio GO	5.500%	2/1/19	2,000	2,236
Ohio Higher Educ. GO	5.000%	2/1/25	1,160	1,196
Ohio Mental Health Capital Fac. Rev.	5.000%	8/1/11 (2)	4,190	4,374
Ohio State Conservation Projects GO	5.000%	3/1/17	3,885	4,121
Ohio Water Dev. Auth. PCR	5.000%	6/1/17	5,000	5,335
				26,351
Oklahoma (0.4%)
Oklahoma State Capitol
Improvement Auth. Fac. Rev.	5.000%	7/1/25 (2)	3,000	3,041

Oregon (0.4%)
Oregon State Dept. Administrative Services	5.750%	4/1/09 (4)(Prere.)	2,400	2,495

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania (2.0%)
Pennsylvania GO	5.250%	2/1/12 (3)	3,500	3,719
Pennsylvania GO	5.000%	9/1/14 (4)	3,000	3,239
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/08 (Prere.)	115	118
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09 (2)(ETM)	420	429
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/09 (2)	195	199
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)(ETM)	310	316
Pennsylvania Turnpike Comm. Oil Franchise Tax Rev.	5.250%	12/1/11 (2)	30	31
Philadelphia PA Airport Parking Auth.	5.750%	9/1/08 (2)	1,150	1,156
Philadelphia PA School Dist. GO	5.000%	8/1/20 (2)	3,500	3,586
Philadelphia PA Water & Waste Water Rev.	6.250%	8/1/09 (1)	1,000	1,035
				13,828
Puerto Rico (0.9%)
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/14 (3)	2,425	2,456
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (4)(12)(ETM)	3,000	3,516
				5,972
South Carolina (1.7%)
Charleston SC Educ. Excellence
Financing Corp. Rev.	5.250%	12/1/26	2,610	2,650
Piedmont SC Muni. Power Agency Rev.	0.000%	1/1/24 (3)	4,000	1,616
South Carolina Jobs Econ. Dev. Auth.
Hosp. Facs. Rev. (Palmetto Health)	5.250%	8/1/24 (4)	1,700	1,771
South Carolina Transp. Infrastructure Rev.	5.250%	10/1/13 (2)	5,700	6,029
				12,066
Tennessee (1.3%)
Metro. Govt. of Nashville &
Davidson County TN Water & Sewer Rev.	6.500%	1/1/09 (3)	2,000	2,040
Tennessee Energy Acquisition Corp. Gas Rev.	5.000%	9/1/16	7,500	7,326
				9,366
Texas (4.7%)
Austin TX Water & Wastewater System Rev.	5.750%	5/15/10 (1)(Prere.)	2,200	2,323
Dallas TX Civic Center Refunding &
Improvement Rev.	4.600%	8/15/09 (1)	110	111
Dallas TX Civic Center Refunding &
Improvement Rev.	4.700%	8/15/10 (1)	815	825
Houston TX Water & Sewer System Rev.	0.000%	12/1/08 (2)	2,750	2,722
Lubbock TX Health Fac. Dev. Corp. Rev.
(St. Joseph’s Health System)	5.000%	7/1/08 (4)	1,645	1,645
San Antonio TX Electric & Gas Rev.	5.125%	2/1/09	1,000	1,019
San Antonio TX Electric & Gas Rev.	5.000%	2/1/21	3,405	3,535
San Antonio TX GO	5.000%	8/1/18	5,470	5,846
San Antonio TX Muni. Drain Util. System Rev.	5.250%	2/1/27 (1)	3,635	3,743
San Antonio TX Water Rev.	6.500%	5/15/10 (1)(ETM)	50	52
Southwest Texas Higher Educ. Auth. Inc. Rev.
(Southern Methodist Univ.)	5.000%	10/1/16 (2)	5,260	5,604

Texas Muni. Power Agency Rev.	0.000%	9/1/10 (2)(ETM)	160	150
Univ. of Texas Permanent Univ. Fund Rev.	5.250%	8/15/18	4,900	5,372
				32,947

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (0.6%)
Port of Seattle WA Rev.	5.000%	3/1/20 (1)	3,000	3,043
Washington GO	6.000%	6/1/12	1,000	1,096
				4,139
Wisconsin (0.4%)
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,355	1,455
Wisconsin GO	5.750%	5/1/11 (Prere.)	1,340	1,439
				2,894
Total Municipal Bonds (Cost $369,155)				369,178
Total Investments (99.4%) (Cost $581,127)				696,717
Other Assets and Liabilities (0.6%)
Other Assets—Note B				7,789
Liabilities				(3,759)
				4,030
Net Assets (100%)
Applicable to 36,390,888 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				700,747
Net Asset Value Per Share				$19.26

At June 30, 2008, net assets consisted of:[1]
	Amount	Per
	($000)	Share
Paid-in Capital	604,151	$16.60
Overdistributed Net Investment Income	(769)	(.02)
Accumulated Net Realized Losses	(18,225)	(.50)
Unrealized Appreciation	115,590	3.18
Net Assets	700,747	$19.26

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  See Note D in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

For a key to abbreviations and other references, see page 23.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	2,654
Interest	7,890
Total Income	10,544
Expenses
The Vanguard Group—Note B
Investment Advisory Services	38
Management and Administrative	278
Marketing and Distribution	61
Custodian Fees	1
Shareholders’ Reports	7
Total Expenses	385
Expenses Paid Indirectly—Note C	(12)
Net Expenses	373
Net Investment Income	10,171
Realized Net Gain (Loss) on Investment Securities Sold	(1,559)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(41,601)
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,989)

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,171	20,068
Realized Net Gain (Loss)	(1,559)	11,106
Change in Unrealized Appreciation (Depreciation)	(41,601)	3,271
Net Increase (Decrease) in Net Assets Resulting from Operations	(32,989)	34,445
Distributions
Net Investment Income	(9,945)	(20,228)
Realized Capital Gain	—	—
Total Distributions	(9,945)	(20,228)
Capital Share Transactions—Note F
Issued	38,746	74,389
Issued in Lieu of Cash Distributions	8,337	16,991
Redeemed[1]	(25,241)	(45,918)
Net Increase (Decrease) from Capital Share Transactions	21,842	45,462
Total Increase (Decrease)	(21,092)	59,679
Net Assets
Beginning of Period	721,839	662,160
End of Period[2]	700,747	721,839

1  Net of redemption fees of $100,000 and $131,000.

2  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($769,000) and ($995,000).

Tax-Managed Balanced Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$20.45	$20.02	$18.88	$18.49	$17.72	$15.54
Investment Operations
Net Investment Income	.287	.588	.54	.496	.48[1]	.42
Net Realized and Unrealized Gain (Loss)
on Investments[2]	(1.200)	.430	1.15	.380	.77	2.20
Total from Investment Operations	(.913)	1.018	1.69	.876	1.25	2.62
Distributions
Dividends from Net Investment Income[3]	(.277)	(.588)	(.55)	(.486)	(.48)	(.44)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.277)	(.588)	(.55)	(.486)	(.48)	(.44)
Net Asset Value, End of Period	$19.26	$20.45	$20.02	$18.88	$18.49	$17.72

Total Return[4]	–4.47%	5.11%	9.09%	4.80%	7.16%	17.05%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$701	$722	$662	$606	$561	$498
Ratio of Total Expenses to
Average Net Assets	0.11%[5]	0.12%	0.12%	0.12%	0.12%	0.17%
Ratio of Net Investment Income to
Average Net Assets	2.87%[5]	2.86%	2.84%	2.64%	2.70%[1]	2.58%
Portfolio Turnover Rate	3%[5]	10%	4%	10%	15%	16%

1  Net investment income per share and the ratio of net investment income to average net assets include $.02 and 0.13%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Includes increases from redemption fees of $.00, $.00, $.00, $.01, $.01, and $.01.

3  For tax purposes, nontaxable dividends represent 75%, 73%, 74%, 76%, 73%, and 77% of dividends from net investment income.

4  Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

5  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $60,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the fund part of the underwriting fees generated. Such rebates or credits are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2008, these arrangements reduced the fund’s management and administrative expenses by $11,000 and custodian fees by $1,000.

Tax-Managed Balanced Fund

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $16,652,000 to offset future net capital gains of $7,309,000 through December 31, 2010, and $9,343,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $581,127,000. Net unrealized appreciation of investment securities for tax purposes was $115,590,000, consisting of unrealized gains of $132,199,000 on securities that had risen in value since their purchase and $16,609,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2008, the fund purchased $39,453,000 of investment securities and sold $12,071,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2008	December 31, 2007
	Shares	Shares
	(000)	(000)
Issued	1,948	3,636
Issued In Lieu of Cash Distributions	431	830
Redeemed	(1,277)	(2,246)
Net Increase (Decrease) in Shares Outstanding	1,102	2,220

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	327,539
Level 2—Other significant observable inputs	369,178
Level 3—Significant unobservable inputs	—
Total	696,717

Tax-Managed Growth and Income Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	507	500	4,746
Median Market Cap	$44.9B	$44.9B	$32.3B
Price/Earnings Ratio	16.2x	16.2x	17.0x
Price/Book Ratio	2.4x	2.4x	2.4x
Yield[3]		2.3%	2.1%
Investor Shares	2.1%
Admiral Shares	2.2%
Institutional Shares	2.2%
Return on Equity	20.8%	20.8%	19.7%
Earnings Growth Rate	19.7%	19.7%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	5%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.14%
Admiral Shares	0.09%
Institutional Shares	0.07%
Short-Term Reserves	0.0%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.98
Beta	1.00	0.96

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.1%	8.1%	8.7%
Consumer Staples	10.8	10.8	9.2
Energy	16.2	16.2	15.6
Financials	14.2	14.3	15.2
Health Care	11.9	11.9	11.7
Industrials	11.1	11.1	11.5
Information Technology	16.5	16.5	16.5
Materials	3.9	3.8	4.4
Telecommunication
Services	3.3	3.3	3.0
Utilities	4.0	4.0	4.2

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.2%
General Electric Co.	industrial
	conglomerate	2.4
Microsoft Corp.	systems software	2.0
Chevron Corp.	integrated oil
	and gas	1.8
AT&T Inc.	integrated
	telecommunication
	services	1.8
The Procter & Gamble Co.	household products	1.7
Johnson & Johnson	pharmaceuticals	1.6
International Business
Machines Corp.	computer hardware	1.5
Apple Inc.	computer hardware	1.3
ConocoPhillips Co.	integrated oil
	and gas	1.3
Top Ten		19.6%

1  S&P 500 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 86–87.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 86–87.

6  The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Growth and Income Fund
Investor Shares[2]	9/6/1994	–13.18%	7.51%	2.88%
Fee-Adjusted Returns[3]		–14.03	7.51	2.88
Admiral Shares	11/12/2001	–13.13	7.57	3.95[4]
Fee-Adjusted Returns[3]		–13.98	7.57	3.95[4]
Institutional Shares	3/4/1999	–13.11	7.60	2.02[4]
Fee-Adjusted Returns[3]		–13.97	7.60	2.02[4]

1  Six months ended June 30, 2008.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

4  Return since inception.

Note: See Financial Highlights tables on pages 41–43 for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.1%)
	McDonald’s Corp.	296,075	16,645
	The Walt Disney Co.	497,612	15,526
	Comcast Corp. Class A	768,692	14,582
	Time Warner, Inc.	934,671	13,833
	Home Depot, Inc.	443,252	10,381
	Target Corp.	203,336	9,453
	News Corp., Class A	601,344	9,044
	Lowe’s Cos., Inc.	382,288	7,932
*	Amazon.com, Inc.	80,921	5,934
	NIKE, Inc. Class B	99,272	5,918
*	Viacom Inc. Class B	163,736	5,001
*	DIRECTV Group, Inc.	185,800	4,814
	Clear Channel
	Communications, Inc.	129,768	4,568
	Johnson Controls, Inc.	154,727	4,438
	Yum! Brands, Inc.	124,160	4,357
	Staples, Inc.	182,740	4,340
	Omnicom Group Inc.	83,622	3,753
	Carnival Corp.	113,767	3,750
	Best Buy Co., Inc.	90,518	3,585
	TJX Cos., Inc.	111,168	3,498
	CBS Corp.	175,628	3,423
	The McGraw-Hill Cos., Inc.	84,179	3,377
*	Kohl’s Corp.	80,271	3,214
*	Starbucks Corp.	190,441	2,998
*	Ford Motor Co.	584,037	2,809
*	Coach, Inc.	89,309	2,579
	Fortune Brands, Inc.	40,220	2,510
	Harley-Davidson, Inc.	61,727	2,238
	Macy’s Inc.	110,579	2,147
	J.C. Penney Co., Inc.
	(Holding Co.)	57,775	2,097
	Marriott International, Inc.
	Class A	78,376	2,057
	International Game
	Technology	80,778	2,018
	The Gap, Inc.	117,210	1,954
	Starwood Hotels &
	Resorts Worldwide, Inc.	48,708	1,952
*	Bed Bath & Beyond, Inc.	67,614	1,900
	H & R Block, Inc.	84,698	1,813
	Genuine Parts Co.	43,118	1,711

*	GameStop Corp. Class A	42,041	1,698
	General Motors Corp.	147,416	1,695
	VF Corp.	22,902	1,630
	Mattel, Inc.	94,316	1,615
*	Apollo Group, Inc. Class A	35,685	1,579
	Abercrombie & Fitch Co.	22,408	1,405
	Nordstrom, Inc.	45,936	1,392
*	AutoZone Inc.	11,182	1,353
	Tiffany & Co.	33,083	1,348
*	Sears Holdings Corp.	18,288	1,347
	Limited Brands, Inc.	78,368	1,321
	Gannett Co., Inc.	60,025	1,301
	Hasbro, Inc.	36,205	1,293
	Whirlpool Corp.	19,692	1,216
	Newell Rubbermaid, Inc.	72,209	1,212
	Sherwin-Williams Co.	25,834	1,187
	Darden Restaurants Inc.	36,611	1,169
*	The Goodyear Tire &
	Rubber Co.	62,843	1,121
	Eastman Kodak Co.	75,016	1,082
*	Interpublic Group
	of Cos., Inc.	123,189	1,059
*	Expedia, Inc.	54,226	997
	E.W. Scripps Co. Class A	23,361	970
	Polo Ralph Lauren Corp.	15,035	944
	The Stanley Works	20,466	918
	Black & Decker Corp.	15,886	914
*	IAC/InterActiveCorp	47,195	910
	Washington Post Co. Class B	1,508	885
	Wyndham Worldwide Corp.	45,896	822
*	Office Depot, Inc.	71,497	782
	Snap-On Inc.	14,967	778
	D. R. Horton, Inc.	71,615	777
	Leggett & Platt, Inc.	43,781	734

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Family Dollar Stores, Inc.	36,776	733
*	Big Lots Inc.	21,252	664
	Harman International
	Industries, Inc.	15,181	628
	Wendy’s International, Inc.	22,811	621
	New York Times Co. Class A	37,502	577
	Pulte Homes, Inc.	55,624	536
	Lennar Corp. Class A	36,169	446
	Centex Corp.	32,106	429
	RadioShack Corp.	33,756	414
	Liz Claiborne, Inc.	25,738	364
*	AutoNation, Inc.	35,049	351
	KB Home	20,222	342
	Jones Apparel Group, Inc.	22,440	309
	Meredith Corp.	9,925	281
	Dillard’s Inc.	14,706	170
	Comcast Corp. Special
	Class A	4,732	89
*	Viacom Inc. Class A	1,900	58
	CBS Corp. Class A	1,900	37
	News Corp., Class B	200	3
			236,655
Consumer Staples (10.8%)
	The Procter & Gamble Co.	797,451	48,493
	Wal-Mart Stores, Inc.	607,739	34,155
	Philip Morris
	International Inc.	550,975	27,213
	The Coca-Cola Co.	521,817	27,124
	PepsiCo, Inc.	414,234	26,341
	CVS/Caremark Corp.	373,539	14,781
	Anheuser-Busch Cos., Inc.	186,217	11,568
	Kraft Foods Inc.	396,008	11,266
	Altria Group, Inc.	547,075	11,248
	Colgate-Palmolive Co.	133,048	9,194
	Walgreen Co.	258,694	8,410
	Costco Wholesale Corp.	113,402	7,954
	Kimberly-Clark Corp.	109,302	6,534
	Archer-Daniels-Midland Co.	167,914	5,667
	General Mills, Inc.	87,755	5,333
	The Kroger Co.	173,147	4,999
	Sysco Corp.	156,855	4,315
	Avon Products, Inc.	111,321	4,010
	H.J. Heinz Co.	82,223	3,934
	Wm. Wrigley Jr. Co.	45,494	3,539
	Safeway, Inc.	114,775	3,277
	Kellogg Co.	66,373	3,187
*	Lorillard, Inc.	45,606	3,154
	ConAgra Foods, Inc.	127,057	2,450
	Sara Lee Corp.	184,458	2,260
	UST, Inc.	38,581	2,107
	Reynolds American Inc.	44,600	2,081
	Molson Coors Brewing Co.
	Class B	36,650	1,991
	The Clorox Co.	36,158	1,887
	Campbell Soup Co.	56,322	1,885
	SuperValu Inc.	55,346	1,710

	Brown-Forman Corp.
	Class B	22,004	1,663
	The Hershey Co.	44,035	1,443
	The Estee Lauder Cos. Inc.
	Class A	29,637	1,377
	Coca-Cola Enterprises, Inc.	75,260	1,302
	McCormick & Co., Inc.	33,543	1,196
	Tyson Foods, Inc.	71,233	1,064
*	Constellation Brands, Inc.
	Class A	50,795	1,009
	The Pepsi Bottling
	Group, Inc.	35,686	996
	Whole Foods Market, Inc.	36,356	861
	Wm. Wrigley Jr. Co.
	Class B	10,623	826
*	Dean Foods Co.	39,700	779
			314,583
Energy (16.2%)
	ExxonMobil Corp.	1,380,211	121,638
	Chevron Corp.	540,268	53,557
	ConocoPhillips Co.	402,827	38,023
	Schlumberger Ltd.	311,582	33,473
	Occidental Petroleum Corp.	214,580	19,282
	Devon Energy Corp.	116,506	13,999
*	Transocean, Inc.	83,217	12,681
	Apache Corp.	87,070	12,103
	Halliburton Co.	227,828	12,091
*	National Oilwell Varco Inc.	108,493	9,625
	Marathon Oil Corp.	184,978	9,595
	Hess Corp.	73,451	9,269
	Anadarko Petroleum Corp.	122,186	9,144
	XTO Energy, Inc.	133,338	9,135
*	Weatherford
	International Ltd.	177,472	8,801
	EOG Resources, Inc.	64,861	8,510
	Chesapeake Energy Corp.	125,791	8,297
	Baker Hughes, Inc.	80,410	7,023
	Peabody Energy Corp.	71,080	6,259
	Williams Cos., Inc.	152,535	6,149
	Valero Energy Corp.	138,260	5,694
	CONSOL Energy, Inc.	47,719	5,362
	Murphy Oil Corp.	49,531	4,857
	Spectra Energy Corp.	165,075	4,744
	Noble Corp.	70,148	4,557
	Noble Energy, Inc.	45,155	4,541
	Smith International, Inc.	52,385	4,355
*	Southwestern Energy Co.	89,100	4,242
	El Paso Corp.	182,820	3,974
*	Nabors Industries, Inc.	73,302	3,609
*	Cameron International Corp.	56,500	3,127
	ENSCO International, Inc.	37,600	3,036
	Range Resources Corp.	40,536	2,657

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
BJ Services Co.	76,260	2,436
Cabot Oil & Gas Corp.	25,489	1,726
Massey Energy Co.	17,433	1,634
Rowan Cos., Inc.	28,886	1,350
Sunoco, Inc.	30,588	1,245
Tesoro Corp.	36,034	712
		472,512
Financials (14.3%)
JPMorgan Chase & Co.	901,930	30,945
Bank of America Corp.	1,163,110	27,763
Citigroup, Inc.	1,422,134	23,835
Wells Fargo & Co.	862,686	20,489
American International
Group, Inc.	702,354	18,584
The Goldman Sachs
Group, Inc.	103,056	18,024
U.S. Bancorp	454,676	12,681
American Express Co.	302,594	11,399
Bank of New York
Mellon Corp.	298,747	11,302
Morgan Stanley	289,214	10,432
MetLife, Inc.	185,496	9,789
Wachovia Corp.	558,397	8,672
Merrill Lynch & Co., Inc.	257,387	8,162
AFLAC Inc.	124,149	7,797
State Street Corp.	111,360	7,126
The Travelers Cos., Inc.	158,246	6,868
Prudential Financial, Inc.	113,941	6,807
The Allstate Corp.	144,082	6,569
CME Group, Inc.	14,281	5,472
Fannie Mae	277,933	5,422
The Hartford Financial
Services Group Inc.	82,440	5,323
Simon Property Group, Inc.
REIT	58,877	5,292
PNC Financial
Services Group	90,543	5,170
Charles Schwab Corp.	243,014	4,991
ACE Ltd.	87,155	4,801
The Chubb Corp.	95,617	4,686
Loews Corp.	94,483	4,431
T. Rowe Price Group Inc.	67,980	3,839
Franklin Resources Corp.	40,926	3,751
Capital One Financial Corp.	98,286	3,736
ProLogis REIT	68,718	3,735
Lehman Brothers
Holdings, Inc.	182,162	3,609
Aon Corp.	78,159	3,591
Marsh &
McLennan Cos., Inc.	133,850	3,554
NYSE Euronext	69,197	3,505
Northern Trust Corp.	50,048	3,432
SunTrust Banks, Inc.	91,799	3,325
Progressive Corp. of Ohio	177,093	3,315
BB&T Corp.	142,448	3,244
Vornado Realty Trust REIT	35,222	3,099

	Lincoln National Corp.	67,725	3,069
	The Principal Financial
	Group, Inc.	67,518	2,834
	Boston Properties, Inc. REIT	31,103	2,806
	Freddie Mac	168,582	2,765
	Equity Residential REIT	70,260	2,689
	Public Storage, Inc. REIT	32,453	2,622
	General Growth
	Properties Inc. REIT	69,583	2,437
	Ameriprise Financial, Inc.	58,142	2,365
*	SLM Corp.	121,604	2,353
	Kimco Realty Corp. REIT	65,923	2,276
	Hudson City Bancorp, Inc.	135,400	2,258
	Leucadia National Corp.	46,394	2,178
*	IntercontinentalExchange Inc.	18,534	2,113
	Genworth Financial Inc.	113,026	2,013
	Regions Financial Corp.	180,813	1,973
	HCP, Inc. REIT	61,046	1,942
	Plum Creek Timber Co. Inc.
	REIT	44,735	1,911
	Host Hotels & Resorts Inc.
	REIT	136,948	1,869
	Unum Group	90,320	1,847
	Moody’s Corp.	53,060	1,827
	Avalonbay Communities, Inc.
	REIT	19,915	1,776
	Assurant, Inc.	24,909	1,643
	Discover Financial Services	124,688	1,642
	Legg Mason Inc.	36,967	1,611
	Safeco Corp.	23,420	1,573
	Fifth Third Bancorp	150,539	1,532
	M & T Bank Corp.	20,020	1,412
	Torchmark Corp.	23,746	1,393
	KeyCorp	126,322	1,387
	Washington Mutual, Inc.	276,884	1,365
	American Capital
	Strategies, Ltd.	53,192	1,264
	Cincinnati Financial Corp.	43,195	1,097
	Developers Diversified
	Realty Corp. REIT	31,166	1,082
	Marshall & Ilsley Corp.	68,608	1,052
	Janus Capital Group Inc.	38,589	1,021
	Comerica, Inc.	39,313	1,008
	XL Capital Ltd. Class A	46,420	954
	National City Corp.	198,774	948
	Sovereign Bancorp, Inc.	125,158	921
	Zions Bancorp	28,033	883
*	CB Richard Ellis Group, Inc.	45,421	872
	Apartment Investment &
	Management Co.
	Class A REIT	23,394	797
	Federated Investors, Inc.	22,495	774

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Countrywide Financial Corp.	151,959	646
	Huntington Bancshares Inc.	95,528	551
	CIT Group Inc.	73,882	503
*	E*TRADE Financial Corp.	119,349	375
	First Horizon National Corp.	48,780	362
	MBIA, Inc.	55,085	242
	MGIC Investment Corp.	32,742	200
			415,600
Health Care (11.9%)
	Johnson & Johnson	736,087	47,360
	Pfizer Inc.	1,767,167	30,872
	Abbott Laboratories	403,057	21,350
	Merck & Co., Inc.	560,627	21,130
	Wyeth	348,217	16,701
	Medtronic, Inc.	293,574	15,192
*	Amgen, Inc.	284,293	13,407
*	Gilead Sciences, Inc.	240,960	12,759
	Eli Lilly & Co.	258,347	11,925
	Bristol-Myers Squibb Co.	517,099	10,616
	Baxter International, Inc.	163,808	10,474
	UnitedHealth Group Inc.	320,921	8,424
	Schering-Plough Corp.	423,079	8,330
*	Celgene Corp.	113,972	7,279
*	WellPoint Inc.	137,688	6,562
	Covidien Ltd.	130,791	6,264
*	Medco Health
	Solutions, Inc.	132,602	6,259
*	Thermo Fisher
	Scientific, Inc.	109,194	6,085
	Becton, Dickinson & Co.	63,952	5,199
	Aetna Inc.	126,848	5,141
*	Genzyme Corp.	69,720	5,021
	Cardinal Health, Inc.	93,059	4,800
*	Boston Scientific Corp.	352,534	4,333
*	Biogen Idec Inc.	76,608	4,282
	Allergan, Inc.	80,598	4,195
*	Express Scripts Inc.	65,588	4,114
*	Zimmer Holdings, Inc.	60,428	4,112
	McKesson Corp.	72,505	4,054
	Stryker Corp.	62,127	3,907
*	St. Jude Medical, Inc.	88,705	3,626
*	Forest Laboratories, Inc.	79,717	2,769
*	Intuitive Surgical, Inc.	10,099	2,721
	CIGNA Corp.	73,010	2,584
	C.R. Bard, Inc.	25,914	2,279
*	Laboratory Corp. of
	America Holdings	28,900	2,012
	Quest Diagnostics, Inc.	41,154	1,995
*	Humana Inc.	44,259	1,760
	AmerisourceBergen Corp.	42,472	1,698
*	Varian Medical Systems, Inc.	32,649	1,693
*	Waters Corp.	26,158	1,687
*	Hospira, Inc.	41,294	1,656
	Applera Corp.–
	Applied Biosystems Group	43,562	1,459
*	Barr Pharmaceuticals Inc.	28,022	1,263

*	Coventry Health Care Inc.	39,580	1,204
	IMS Health, Inc.	47,904	1,116
*	Patterson Cos.	33,840	995
*	Millipore Corp.	14,274	969
	Mylan Inc.	79,019	954
	PerkinElmer, Inc.	30,637	853
*	Watson
	Pharmaceuticals, Inc.	26,877	730
*	Tenet Healthcare Corp.	123,117	685
*	King Pharmaceuticals, Inc.	64,432	675
			347,530
Industrials (11.1%)
	General Electric Co.	2,603,709	69,493
	United Parcel Service, Inc.	266,657	16,391
	United Technologies Corp.	254,125	15,680
	The Boeing Co.	196,223	12,896
	3M Co.	184,163	12,816
	Caterpillar, Inc.	160,583	11,854
	Union Pacific Corp.	134,920	10,186
	Emerson Electric Co.	203,860	10,081
	Honeywell International Inc.	193,614	9,735
	General Dynamics Corp.	104,292	8,781
	Lockheed Martin Corp.	88,214	8,703
	Deere & Co.	112,800	8,136
	Burlington Northern
	Santa Fe Corp.	76,664	7,658
	CSX Corp.	105,746	6,642
	FedEx Corp.	81,197	6,397
	Norfolk Southern Corp.	98,224	6,156
	Raytheon Co.	108,355	6,098
	Northrop Grumman Corp.	89,554	5,991
	Danaher Corp.	66,726	5,158
	Tyco International, Ltd.	125,891	5,041
	Illinois Tool Works, Inc.	103,839	4,933
	Waste Management, Inc.	128,430	4,843
	Fluor Corp.	23,254	4,327
	PACCAR, Inc.	95,599	3,999
	Eaton Corp.	42,801	3,637
	Precision Castparts Corp.	36,283	3,497
	Cummins Inc.	52,784	3,458
	Parker Hannifin Corp.	43,920	3,132
	Textron, Inc.	64,908	3,111
	Ingersoll-Rand Co.	82,967	3,105
	ITT Industries, Inc.	47,302	2,996
	L-3 Communications
	Holdings, Inc.	31,977	2,906
*	Jacobs Engineering
	Group Inc.	31,985	2,581
	Southwest Airlines Co.	191,686	2,500
	C.H. Robinson
	Worldwide Inc.	44,722	2,453

Tax-Managed Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Dover Corp.	49,506	2,395
	Expeditors International of
	Washington, Inc.	55,500	2,386
	Rockwell Collins, Inc.	42,292	2,028
	Pitney Bowes, Inc.	54,301	1,852
	Cooper Industries, Inc.
	Class A	45,466	1,796
	Rockwell Automation, Inc.	38,233	1,672
	R.R. Donnelley & Sons Co.	55,908	1,660
	Goodrich Corp.	32,548	1,545
	Masco Corp.	95,319	1,499
	W.W. Grainger, Inc.	16,983	1,389
*	Terex Corp.	26,194	1,346
	Pall Corp.	31,295	1,242
	Avery Dennison Corp.	27,787	1,221
	Equifax, Inc.	33,787	1,136
*	Allied Waste Industries, Inc.	87,918	1,110
	The Manitowoc Co., Inc.	33,900	1,103
	Ryder System, Inc.	15,204	1,047
	Robert Half
	International, Inc.	41,401	992
	Cintas Corp.	34,102	904
*	Monster Worldwide Inc.	32,782	676
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,287	44
			324,414
Information Technology (16.4%)
	Microsoft Corp.	2,092,166	57,555
	International Business
	Machines Corp.	358,784	42,527
*	Apple Inc.	230,289	38,560
*	Cisco Systems, Inc.	1,542,992	35,890
	Intel Corp.	1,496,255	32,140
*	Google Inc.	60,713	31,961
	Hewlett-Packard Co.	644,165	28,479
*	Oracle Corp.	1,036,185	21,760
	QUALCOMM Inc.	423,212	18,778
*	Dell Inc.	527,912	11,551
	Texas Instruments, Inc.	345,452	9,728
	Corning, Inc.	411,383	9,482
*	EMC Corp.	541,101	7,949
*	eBay Inc.	289,300	7,907
*	Yahoo! Inc.	359,400	7,425
	Applied Materials, Inc.	354,855	6,774
	Automatic Data
	Processing, Inc.	135,703	5,686
*	Adobe Systems, Inc.	138,790	5,467
	Western Union Co.	193,622	4,786
	Tyco Electronics Ltd.	125,091	4,481
	Motorola, Inc.	587,909	4,315
*	Symantec Corp.	219,655	4,250
*	Electronic Arts Inc.	82,755	3,677
*	MEMC Electronic
	Materials, Inc.	59,604	3,668
*	Agilent Technologies, Inc.	94,247	3,350
	Electronic Data

	Systems Corp.	131,448	3,239
*	Broadcom Corp.	117,045	3,194
	Xerox Corp.	235,286	3,190
*	Juniper Networks, Inc.	136,689	3,032
*	NVIDIA Corp.	144,881	2,712
	Paychex, Inc.	84,275	2,636
*	Cognizant Technology
	Solutions Corp.	75,310	2,448
	Analog Devices, Inc.	75,817	2,409
	CA, Inc.	101,935	2,354
*	Intuit, Inc.	83,944	2,314
*	Sun Microsystems, Inc.	204,407	2,224
*	Autodesk, Inc.	58,533	1,979
*	Fiserv, Inc.	42,891	1,946
*	NetApp, Inc.	89,618	1,941
*	VeriSign, Inc.	50,931	1,925
	Linear Technology Corp.	57,697	1,879
*	Computer Sciences Corp.	39,414	1,846
	Xilinx, Inc.	73,086	1,845
*	BMC Software, Inc.	50,185	1,807
	KLA-Tencor Corp.	44,359	1,806
	Fidelity National Information
	Services, Inc.	44,793	1,653
	Altera Corp.	78,391	1,623
*	Akamai Technologies, Inc.	43,473	1,512
	Microchip Technology, Inc.	48,339	1,476
*	Citrix Systems, Inc.	48,400	1,423
*	Affiliated Computer
	Services, Inc. Class A	25,100	1,343
*	Micron Technology, Inc.	199,109	1,195
	National
	Semiconductor Corp.	56,416	1,159
	Total System Services, Inc.	52,044	1,156
*	SanDisk Corp.	58,685	1,097
*	Teradata Corp.	46,979	1,087
*	LSI Corp.	166,852	1,024
*	Advanced Micro
	Devices, Inc.	157,545	919
	Molex, Inc.	36,522	892
	Jabil Circuit, Inc.	53,920	885
*	Lexmark International, Inc.	24,808	829
*	JDS Uniphase Corp.	58,891	669
*	Compuware Corp.	68,476	653
*	Novellus Systems, Inc.	26,648	565
*	Novell, Inc.	92,181	543
*	Ciena Corp.	22,865	530
*	QLogic Corp.	34,980	510
*	Teradyne, Inc.	45,400	503
*	Convergys Corp.	32,900	489
*	Tellabs, Inc.	103,915	483
*	Unisys Corp.	92,447	365
			479,455

Tax-Managed Growth and Income Fund

		Market
		Value•
	Shares	($000)
Materials (3.9%)
Monsanto Co.	143,311	18,120
Freeport-McMoRan
Copper & Gold, Inc.
Class B	100,115	11,733
E.I. du Pont de
Nemours & Co.	235,231	10,089
Dow Chemical Co.	243,509	8,501
Praxair, Inc.	81,784	7,707
Alcoa Inc.	213,396	7,601
Newmont Mining Corp.
(Holding Co.)	118,548	6,184
Nucor Corp.	81,840	6,111
United States Steel Corp.	30,760	5,684
Air Products &
Chemicals, Inc.	55,062	5,443
Weyerhaeuser Co.	55,328	2,830
International Paper Co.	111,563	2,599
PPG Industries, Inc.	42,704	2,450
AK Steel Holding Corp.	28,576	1,972
Ecolab, Inc.	45,660	1,963
Sigma-Aldrich Corp.	33,820	1,822
Vulcan Materials Co.	28,360	1,695
Allegheny Technologies Inc.	26,300	1,559
Rohm & Haas Co.	32,657	1,517
Eastman Chemical Co.	19,862	1,368
Ball Corp.	25,487	1,217
MeadWestvaco Corp.	45,499	1,085
International Flavors &
Fragrances, Inc.	21,234	829
Sealed Air Corp.	42,092	800
* Pactiv Corp.	33,977	721
Ashland, Inc.	14,527	700
Bemis Co., Inc.	25,950	582
Hercules, Inc.	29,417	498
Titanium Metals Corp.	25,900	362
		113,742
Telecommunication Services (3.3%)
AT&T Inc.	1,551,924	52,284
Verizon
Communications Inc.	744,641	26,360
Sprint Nextel Corp.	743,208	7,061
* American Tower Corp.
Class A	103,773	4,385
Embarq Corp.	38,585	1,824
Qwest Communications
International Inc.	401,799	1,579
Windstream Corp.	116,938	1,443
CenturyTel, Inc.	27,853	991
Citizens
Communications Co.	85,659	971
		96,898
Utilities (4.0%)
Exelon Corp.	171,283	15,409
Dominion Resources, Inc.	151,328	7,187
Southern Co.	200,408	6,998

FPL Group, Inc.	106,595	6,990
FirstEnergy Corp.	79,810	6,571
Public Service Enterprise
Group, Inc.	132,590	6,090
Entergy Corp.	50,145	6,041
Duke Energy Corp.	331,050	5,754
PPL Corp.	97,489	5,096
Edison International	85,079	4,371
American Electric
Power Co., Inc.	104,598	4,208
Constellation Energy
Group, Inc.	46,776	3,840
Sempra Energy	65,502	3,698
PG&E Corp.	92,898	3,687
* AES Corp.	174,535	3,353
Questar Corp.	45,068	3,202
Progress Energy, Inc.	67,890	2,840
Consolidated Edison Inc.	70,882	2,771
Ameren Corp.	54,361	2,296
Xcel Energy, Inc.	111,874	2,245
Allegheny Energy, Inc.	43,600	2,185
DTE Energy Co.	42,679	1,811
CenterPoint Energy Inc.	85,707	1,376
Pepco Holdings, Inc.	52,655	1,351
NiSource, Inc.	71,343	1,278
TECO Energy, Inc.	54,910	1,180
* Dynegy, Inc.	129,402	1,106
Integrys Energy Group, Inc.	19,853	1,009
CMS Energy Corp.	58,481	871
Pinnacle West Capital Corp.	26,240	807
Nicor Inc.	11,680	497
		116,118
Total Common Stocks
(Cost $2,099,895)		2,917,507
Other Assets and Liabilities (0.0%)
Other Assets—Note B		9,615
Liabilities		(9,748)
		(133)
Net Assets (100%)		2,917,374

Tax-Managed Growth and Income Fund

At June 30, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	2,516,662
Overdistributed Net Investment Income	(3,472)
Accumulated Net Realized Losses	(413,428)
Unrealized Appreciation	817,612
Net Assets	2,917,374

Investor Shares—Net Assets
Applicable to 22,597,976 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	629,849
Net Asset Value Per Share—
Investor Shares	$27.87

Admiral Shares—Net Assets
Applicable to 32,439,243 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,858,066
Net Asset Value Per Share—
Admiral Shares	$57.28

Institutional Shares—Net Assets
Applicable to 15,408,189 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	429,459
Net Asset Value Per Share—
Institutional Shares	$27.87

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Tax-Managed Growth and Income Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	31,104
Interest[1]	17
Total Income	31,121
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative—Investor Shares	385
Management and Administrative—Admiral Shares	605
Management and Administrative—Institutional Shares	113
Marketing and Distribution—Investor Shares	72
Marketing and Distribution—Admiral Shares	208
Marketing and Distribution—Institutional Shares	29
Custodian Fees	32
Shareholders’ Reports—Investor Shares	5
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	1,511
Net Investment Income	29,610
Realized Net Gain (Loss) on Investment Securities Sold	(6,598)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(419,824)
Net Increase (Decrease) in Net Assets Resulting from Operations	(396,812)

1  Interest income from an affiliated company of the fund was $17,000.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	29,610	60,810
Realized Net Gain (Loss)	(6,598)	35,978
Change in Unrealized Appreciation (Depreciation)	(419,824)	74,149
Net Increase (Decrease) in Net Assets Resulting from Operations	(396,812)	170,937
Distributions
Net Investment Income
Investor Shares	(6,247)	(13,730)
Admiral Shares	(18,857)	(38,541)
Institutional Shares	(4,389)	(8,409)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(29,493)	(60,680)
Capital Share Transactions—Note E
Investor Shares	(16,102)	(72,742)
Admiral Shares	16,370	110,589
Institutional Shares	21,794	66,688
Net Increase (Decrease) from Capital Share Transactions	22,062	104,535
Total Increase (Decrease)	(404,243)	214,792
Net Assets
Beginning of Period	3,321,617	3,106,825
End of Period[1]	2,917,374	3,321,617

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,472,000) and ($3,589,000).

Tax-Managed Growth and Income Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$31.96	$30.87	$27.15	$26.36	$24.23	$19.15
Investment Operations
Net Investment Income	.277	.578	.504	.467	.47[1]	.34
Net Realized and Unrealized Gain (Loss)
on Investments	(4.091)	1.089	3.727	.801	2.13	5.08
Total from Investment Operations	(3.814)	1.667	4.231	1.268	2.60	5.42
Distributions
Dividends from Net Investment Income	(.276)	(.577)	(.511)	(.478)	(.47)	(.34)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.276)	(.577)	(.511)	(.478)	(.47)	(.34)
Net Asset Value, End of Period	$27.87	$31.96	$30.87	$27.15	$26.36	$24.23

Total Return[2]	–11.95%	5.39%	15.73%	4.87%	10.83%	28.53%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$630	$740	$784	$806	$1,395	$1,321
Ratio of Total Expenses to
Average Net Assets	0.14%[3]	0.15%	0.15%	0.14%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.88%[3]	1.80%	1.77%	1.78%	1.89%[1]	1.63%
Portfolio Turnover Rate	5%[3]	5%	6%	10%	8%	5%

1  Net investment income per share and the ratio of net investment income to average net assets include $.08 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Annualized.

Tax-Managed Growth and Income Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$65.69	$63.44	$55.80	$54.17	$49.80	$39.35
Investment Operations
Net Investment Income	.587	1.230	1.069	.989	.99[1]	.733
Net Realized and Unrealized Gain (Loss)
on Investments	(8.412)	2.245	7.648	1.645	4.37	10.443
Total from Investment Operations	(7.825)	3.475	8.717	2.634	5.36	11.176
Distributions
Dividends from Net Investment Income	(.585)	(1.225)	(1.077)	(1.004)	(.99)	(.726)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.585)	(1.225)	(1.077)	(1.004)	(.99)	(.726)
Net Asset Value, End of Period	$57.28	$65.69	$63.44	$55.80	$54.17	$49.80

Total Return[2]	–11.93%	5.47%	15.77%	4.93%	10.87%	28.64%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,858	$2,113	$1,935	$1,575	$954	$777
Ratio of Total Expenses to
Average Net Assets	0.09%[3]	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.93%[3]	1.86%	1.82%	1.82%	1.96%[1]	1.69%
Portfolio Turnover Rate	5%[3]	5%	6%	10%	8%	5%

1  Net investment income per share and the ratio of net investment income to average net assets include $.16 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3  Annualized.

Tax-Managed Growth and Income Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$31.96	$30.87	$27.15	$26.36	$24.24	$19.15
Investment Operations
Net Investment Income	.288	.604	.527	.485	.479[1]	.369
Net Realized and Unrealized Gain (Loss)
on Investments	(4.091)	1.089	3.727	.801	2.130	5.080
Total from Investment Operations	(3.803)	1.693	4.254	1.286	2.609	5.449
Distributions
Dividends from Net Investment Income	(.287)	(.603)	(.534)	(.496)	(.489)	(.359)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.287)	(.603)	(.534)	(.496)	(.489)	(.359)
Net Asset Value, End of Period	$27.87	$31.96	$30.87	$27.15	$26.36	$24.24

Total Return[2]	–11.91%	5.47%	15.82%	4.94%	10.87%	28.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$429	$469	$389	$303	$266	$217
Ratio of Total Expenses to
Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.95%[3]	1.88%	1.85%	1.85%	1.97%[1]	1.72%
Portfolio Turnover Rate	5%[3]	5%	6%	10%	8%	5%

1  Net investment income per share and the ratio of net investment income to average net assets include $.077 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $261,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Growth and Income Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $405,325,000 to offset future net capital gains of $78,029,000 through December 31, 2009, $201,652,000 through December 31, 2010, $92,868,000 through December 31, 2011, $31,345,000 through December 31, 2013, and $1,431,000 through December 31, 2014. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $2,099,895,000. Net unrealized appreciation of investment securities for tax purposes was $817,612,000, consisting of unrealized gains of $1,059,859,000 on securities that had risen in value since their purchase and $242,247,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $95,509,000 of investment securities and sold $72,683,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	30,375	1,023	73,362	2,292
Issued in Lieu of Cash Distributions	5,467	193	12,000	371
Redeemed[1]	(51,944)	(1,754)	(158,104)	(4,910)
Net Increase (Decrease)—Investor Shares	(16,102)	(538)	(72,742)	(2,247)
Admiral Shares
Issued	72,173	1,186	212,892	3,220
Issued in Lieu of Cash Distributions	14,966	256	30,628	461
Redeemed[1]	(70,769)	(1,174)	(132,931)	(2,008)
Net Increase (Decrease)—Admiral Shares	16,370	268	110,589	1,673
Institutional Shares
Issued	23,787	805	68,637	2,135
Issued in Lieu of Cash Distributions	2,683	95	5,852	181
Redeemed[1]	(4,676)	(159)	(7,801)	(238)
Net Increase (Decrease)—Institutional Shares	21,794	741	66,688	2,078

1  Net of redemption fees of $341,000 and $286,000 (fund totals).

Tax-Managed Growth and Income Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Tax-Managed Capital Appreciation Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	648	1,005	4,746
Median Market Cap	$33.7B	$36.8B	$32.3B
Price/Earnings Ratio	16.7x	16.6x	17.0x
Price/Book Ratio	2.5x	2.4x	2.4x
Yield[3]		2.1%	2.1%
Investor Shares	1.7%
Admiral Shares	1.7%
Institutional Shares	1.8%
Return on Equity	20.4%	20.3%	19.7%
Earnings Growth Rate	21.2%	20.1%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	4%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.14%
Admiral Shares	0.09%
Institutional Shares	0.07%
Short-Term Reserves	0.1%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.99
Beta	1.01	0.99

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.7%	8.6%	8.7%
Consumer Staples	10.0	9.8	9.2
Energy	15.6	15.7	15.6
Financials	13.8	14.2	15.2
Health Care	11.9	11.6	11.7
Industrials	11.8	11.5	11.5
Information Technology	16.3	16.5	16.5
Materials	4.4	4.5	4.4
Telecommunication
Services	3.3	3.2	3.0
Utilities	4.2	4.4	4.2

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.6%
General Electric Co.	industrial
	conglomerate	2.0
Microsoft Corp.	systems software	1.6
Chevron Corp.	integrated oil
	and gas	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.5
The Procter & Gamble Co.	household products	1.4
Johnson & Johnson	pharmaceuticals	1.4
Apple Inc.	computer hardware	1.2
International Business
Machines Corp.	computer hardware	1.2
Cisco Systems, Inc.	communications
	equipment	1.1
Top Ten		16.5%

1  Russell 1000 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 86–87.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 86–87.

6  The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 1997–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

	Inception Date	One Year	Five Years	Ten Years
Tax-Managed Capital Appreciation Fund
Investor Shares[2]	9/6/1994	–12.12%	8.63%	3.81%
Fee-Adjusted Returns[3]		–12.99	8.63	3.81
Admiral Shares	11/12/2001	–12.06	8.69	4.90[4]
Fee-Adjusted Returns[3]		–12.93	8.69	4.90[4]
Institutional Shares	2/24/1999	–12.07	8.71	2.94[4]
Fee-Adjusted Returns[3]		–12.93	8.71	2.94[4]

1  Six months ended June 30, 2008.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

4  Return since inception.

Note: See Financial Highlights tables on pages 60–62 for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (8.7%)
	McDonald’s Corp.	369,860	20,794
	The Walt Disney Co.	654,136	20,409
	Time Warner, Inc.	1,151,647	17,044
	Comcast Corp. Class A	769,193	14,592
	Target Corp.	282,500	13,133
	News Corp., Class A	831,630	12,508
	Home Depot, Inc.	480,000	11,242
	Lowe’s Cos., Inc.	496,400	10,300
	NIKE, Inc. Class B	127,200	7,582
	Yum! Brands, Inc.	211,060	7,406
*	Amazon.com, Inc.	95,300	6,988
	Johnson Controls, Inc.	237,600	6,814
*	DIRECTV Group, Inc.	257,302	6,667
	Best Buy Co., Inc.	153,550	6,081
*	Starbucks Corp.	322,352	5,074
*	Viacom Inc. Class B	164,484	5,023
	Clear Channel
	Communications, Inc.	140,636	4,950
	The McGraw-Hill Cos., Inc.	122,900	4,931
*	Coach, Inc.	160,900	4,647
	CBS Corp.	214,484	4,180
*	Kohl’s Corp.	103,500	4,144
	The Gap, Inc.	246,487	4,109
*	AutoZone Inc.	33,300	4,030
	BorgWarner, Inc.	88,000	3,905
	Advance Auto Parts, Inc.	100,400	3,899
	Harley-Davidson, Inc.	107,000	3,880
*	Liberty Media Corp.	158,124	3,831
	Marriott International, Inc.
	Class A	144,300	3,786
	Abercrombie & Fitch Co.	58,800	3,686
	Hasbro, Inc.	100,600	3,593
	Starwood Hotels &
	Resorts Worldwide, Inc.	88,624	3,551
	Polo Ralph Lauren Corp.	53,400	3,353
*	Bed Bath & Beyond, Inc.	118,717	3,336
	International Game
	Technology	129,600	3,237
	Darden Restaurants Inc.	97,150	3,103

*	Liberty Media Corp.–
	Interactive Series A	210,189	3,102
	Mattel, Inc.	168,032	2,877
	John Wiley & Sons Class A	63,800	2,873
	Virgin Media Inc.	207,079	2,818
	PetSmart, Inc.	140,600	2,805
	Macy’s Inc.	140,200	2,723
	Orient-Express Hotel Ltd.	60,712	2,637
	E.W. Scripps Co. Class A	62,170	2,583
*	Apollo Group, Inc. Class A	58,084	2,571
	Black & Decker Corp.	42,400	2,438
*	Liberty Global, Inc. Series C	75,207	2,283
	Omnicom Group Inc.	50,600	2,271
	Staples, Inc.	94,495	2,244
*	Mohawk Industries, Inc.	34,700	2,224
*	Dollar Tree, Inc.	67,734	2,214
*	Cablevision Systems
	NY Group Class A	95,544	2,159
*	Liberty Global, Inc. Class A	67,398	2,118
*	CarMax, Inc.	148,046	2,101
*	O’Reilly Automotive, Inc.	93,848	2,098
	WABCO Holdings Inc.	44,800	2,081
*	Lamar Advertising Co.
	Class A	56,186	2,024
*	NVR, Inc.	3,980	1,990
	Brinker International, Inc.	102,750	1,942
	Harman International
	Industries, Inc.	46,900	1,941
	International Speedway Corp.	49,578	1,935
*	MGM Mirage, Inc.	56,746	1,923
*	Discovery Holding Co.
	Class A	86,075	1,890
*	Sears Holdings Corp.	24,905	1,835
	Gentex Corp.	116,252	1,679
	Weight Watchers
	International, Inc.	45,200	1,610

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Centex Corp.	120,300	1,608
	Washington Post Co. Class B	2,720	1,596
	Barnes & Noble, Inc.	57,300	1,423
*	Office Depot, Inc.	129,800	1,420
	Thor Industries, Inc.	66,400	1,412
	D. R. Horton, Inc.	126,366	1,371
	Williams-Sonoma, Inc.	69,100	1,371
	Hearst-Argyle Television Inc.	70,100	1,346
*	Liberty Media Corp.–
	Capital Series A	92,831	1,337
*	AutoNation, Inc.	130,380	1,306
	Foot Locker, Inc.	103,900	1,294
*	Saks Inc.	116,900	1,284
*	Toll Brothers, Inc.	64,600	1,210
	Wyndham Worldwide Corp.	66,385	1,189
*	Sirius Satellite Radio, Inc.	591,100	1,135
	Jones Apparel Group, Inc.	77,600	1,067
	Liz Claiborne, Inc.	74,100	1,049
	American Eagle
	Outfitters, Inc.	75,991	1,036
	Nordstrom, Inc.	32,300	979
	Phillips-Van Heusen Corp.	26,700	978
	Pulte Homes, Inc.	100,800	971
*	IAC/InterActiveCorp	49,030	945
*	Career Education Corp.	60,400	883
*	TRW Automotive
	Holdings Corp.	40,300	744
	RadioShack Corp.	58,000	712
*	Expedia, Inc.	37,225	684
*	Ford Motor Co.	141,392	680
	Lennar Corp. Class A	54,600	674
	Limited Brands, Inc.	36,609	617
	Comcast Corp. Special
	Class A	12,397	233
*	Viacom Inc. Class A	6,844	210
	Wynn Resorts Ltd.	2,000	163
*	Hanesbrands Inc.	5,575	151
	CBS Corp. Class A	6,844	133
	Lennar Corp. Class B	8,300	92
			347,100
Consumer Staples (9.9%)
	The Procter & Gamble Co.	950,377	57,792
	Wal-Mart Stores, Inc.	696,528	39,145
	The Coca-Cola Co.	690,000	35,866
	PepsiCo, Inc.	523,400	33,283
	Philip Morris
	International Inc.	549,900	27,160
	CVS/Caremark Corp.	512,854	20,294
	Altria Group, Inc.	549,900	11,306
	Costco Wholesale Corp.	156,100	10,949
	Kraft Foods Inc.	366,703	10,433
	Walgreen Co.	307,300	9,990
	Anheuser-Busch Cos., Inc.	158,400	9,840
	Archer-Daniels-Midland Co.	264,273	8,919
	Colgate-Palmolive Co.	115,900	8,009
	The Kroger Co.	277,400	8,008

	Wm. Wrigley Jr. Co.	88,900	6,915
	Kellogg Co.	102,100	4,903
	Safeway, Inc.	170,462	4,867
	Sysco Corp.	163,300	4,492
	Molson Coors Brewing Co.
	Class B	80,100	4,352
	Brown-Forman Corp.
	Class B	55,717	4,210
	Kimberly-Clark Corp.	70,296	4,202
	Campbell Soup Co.	124,800	4,176
	The Estee Lauder Cos. Inc.
	Class A	87,000	4,041
	Church & Dwight, Inc.	65,100	3,668
	Coca-Cola Enterprises, Inc.	211,600	3,661
	The Clorox Co.	69,120	3,608
*	Energizer Holdings, Inc.	48,628	3,554
*	Constellation Brands, Inc.
	Class A	176,000	3,495
	Tyson Foods, Inc.	231,163	3,454
	McCormick & Co., Inc.	96,400	3,438
	Corn Products
	International, Inc.	65,400	3,212
*	Dean Foods Co.	162,200	3,182
	The Pepsi Bottling
	Group, Inc.	112,212	3,133
	Alberto-Culver Co.	117,363	3,083
	The Hershey Co.	88,500	2,901
	Hormel Foods Corp.	83,100	2,876
*	Hansen Natural Corp.	95,900	2,764
*	Dr. Pepper Snapple
	Group, Inc.	124,900	2,620
*	Smithfield Foods, Inc.	120,000	2,386
	Del Monte Foods Co.	330,100	2,344
	PepsiAmericas, Inc.	109,330	2,163
	Avon Products, Inc.	59,300	2,136
	Wm. Wrigley Jr. Co.
	Class B	20,325	1,581
	Whole Foods Market, Inc.	65,740	1,557
	General Mills, Inc.	23,500	1,428
*	NBTY, Inc.	37,300	1,196
*	Rite Aid Corp.	417,400	664
	Sara Lee Corp.	44,600	546
*	Bare Escentuals, Inc.	24,104	451
	ConAgra Foods, Inc.	11,200	216
	Reynolds American Inc.	106	5
			398,474
Energy (15.6%)
	ExxonMobil Corp.	1,625,734	143,276
	Chevron Corp.	605,838	60,057
	ConocoPhillips Co.	434,630	41,025
	Schlumberger Ltd.	312,000	33,518
	Devon Energy Corp.	158,022	18,988

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Transocean, Inc.	112,507	17,145
	Occidental Petroleum Corp.	190,339	17,104
	Apache Corp.	121,262	16,855
	Hess Corp.	108,400	13,679
*	National Oilwell Varco Inc.	151,690	13,458
*	Weatherford
	International Ltd.	270,200	13,399
	Anadarko Petroleum Corp.	175,916	13,166
	XTO Energy, Inc.	182,541	12,506
	EOG Resources, Inc.	93,800	12,307
	Baker Hughes, Inc.	124,580	10,881
	Peabody Energy Corp.	116,400	10,249
	Williams Cos., Inc.	247,700	9,985
	Chesapeake Energy Corp.	143,311	9,453
	Halliburton Co.	158,200	8,396
	Noble Corp.	127,700	8,295
	Smith International, Inc.	96,300	8,006
	Noble Energy, Inc.	79,600	8,005
	Valero Energy Corp.	194,180	7,996
*	Cameron International Corp.	119,000	6,587
*	Nabors Industries, Inc.	127,000	6,252
*	FMC Technologies Inc.	76,250	5,866
	Diamond Offshore
	Drilling, Inc.	40,900	5,691
	ENSCO International, Inc.	70,400	5,684
	Marathon Oil Corp.	107,500	5,576
	Arch Coal, Inc.	73,400	5,507
	Range Resources Corp.	83,400	5,466
*	Plains Exploration &
	Production Co.	72,760	5,309
*	Newfield Exploration Co.	78,900	5,148
*	Pride International, Inc.	106,400	5,032
	Pioneer Natural
	Resources Co.	63,500	4,971
*	Forest Oil Corp.	65,300	4,865
	Cabot Oil & Gas Corp.	71,800	4,863
	BJ Services Co.	147,100	4,698
*	Southwestern Energy Co.	98,400	4,685
	Cimarex Energy Co.	66,300	4,619
	Patterson-UTI Energy, Inc.	108,000	3,892
	Rowan Cos., Inc.	80,600	3,768
	St. Mary Land &
	Exploration Co.	52,400	3,387
	Foundation Coal
	Holdings, Inc.	38,000	3,366
	W&T Offshore, Inc.	46,400	2,715
	Frontier Oil Corp.	102,007	2,439
	Spectra Energy Corp.	77,296	2,221
*	Patriot Coal Corp.	12,220	1,873
*	Unit Corp.	12,800	1,062
	CONSOL Energy, Inc.	4,600	517
	Tesoro Corp.	7,100	140
			623,948
Financials (13.8%)
	JPMorgan Chase & Co.	921,321	31,611
	Bank of America Corp.	1,205,631	28,778

	The Goldman Sachs
	Group, Inc.	133,830	23,407
	Citigroup, Inc.	1,347,144	22,578
	Wells Fargo & Co.	834,780	19,826
	American International
	Group, Inc.	709,331	18,769
	American Express Co.	331,300	12,480
	AFLAC Inc.	186,400	11,706
	U.S. Bancorp	392,700	10,952
	Prudential Financial, Inc.	166,404	9,941
	MetLife, Inc.	188,021	9,922
	State Street Corp.	150,478	9,629
	Morgan Stanley	264,800	9,551
	Merrill Lynch & Co., Inc.	274,000	8,689
	Wachovia Corp.	526,382	8,175
	Charles Schwab Corp.	391,400	8,039
	CME Group, Inc.	20,970	8,036
	Bank of New York
	Mellon Corp.	204,700	7,744
	Franklin Resources Corp.	73,700	6,755
	Loews Corp.	140,600	6,594
	Progressive Corp. of Ohio	340,300	6,370
	Capital One Financial Corp.	165,900	6,306
	The Travelers Cos., Inc.	140,077	6,079
	Fannie Mae	310,000	6,048
	T. Rowe Price Group Inc.	92,978	5,250
	Public Storage, Inc. REIT	63,700	5,146
	Hudson City Bancorp, Inc.	306,402	5,111
	The Principal Financial
	Group, Inc.	120,400	5,053
	Ameriprise Financial, Inc.	123,360	5,017
	Assurant, Inc.	75,300	4,967
*	SLM Corp.	253,900	4,913
	Leucadia National Corp.	104,500	4,905
	Boston Properties, Inc. REIT	51,900	4,682
	The Allstate Corp.	102,300	4,664
	Nymex Holdings Inc.	53,695	4,536
	Moody’s Corp.	130,700	4,501
	ProLogis REIT	80,068	4,352
	Plum Creek Timber Co. Inc.
	REIT	100,900	4,309
	Unum Group	206,200	4,217
	Torchmark Corp.	68,100	3,994
	Lehman Brothers
	Holdings, Inc.	200,738	3,977
	Janus Capital Group Inc.	147,000	3,891
	Kimco Realty Corp. REIT	112,300	3,877
	Discover Financial Services	287,700	3,789
*	TD Ameritrade
	Holding Corp.	208,400	3,770
	Freddie Mac	215,700	3,537

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Washington Mutual, Inc.	710,282	3,502
	Eaton Vance Corp.	86,202	3,427
	SEI Investments Co.	143,370	3,372
*	CB Richard Ellis Group, Inc.	174,600	3,352
	National City Corp.	697,740	3,328
	Avalonbay Communities, Inc.
	REIT	37,200	3,317
*	Affiliated Managers
	Group, Inc.	36,800	3,314
	Host Hotels &
	Resorts Inc. REIT	238,898	3,261
	The Hartford Financial
	Services Group Inc.	49,200	3,177
*	Markel Corp.	8,620	3,164
	Sovereign Bancorp, Inc.	428,874	3,157
	W.R. Berkley Corp.	130,297	3,148
	Legg Mason Inc.	72,200	3,146
*	Arch Capital Group Ltd.	47,300	3,137
	The St. Joe Co.	90,600	3,109
	AMB Property Corp. REIT	60,900	3,068
	Genworth Financial Inc.	171,900	3,062
	The Hanover Insurance
	Group Inc.	71,800	3,052
	M & T Bank Corp.	42,600	3,005
	BlackRock, Inc.	16,750	2,965
	Commerce Bancshares, Inc.	73,017	2,896
	StanCorp Financial
	Group, Inc.	61,500	2,888
	BOK Financial Corp.	51,171	2,735
*	Philadelphia Consolidated
	Holding Corp.	80,300	2,728
	Forest City Enterprise
	Class A	84,000	2,706
	TFS Financial Corp.	230,200	2,668
	Brown & Brown, Inc.	152,800	2,657
	Jones Lang LaSalle Inc.	44,100	2,654
	Cullen/Frost Bankers, Inc.	52,600	2,622
*	Alleghany Corp.	7,641	2,537
	SL Green Realty Corp. REIT	30,400	2,515
	Transatlantic Holdings, Inc.	44,114	2,491
	First Citizens BancShares
	Class A	17,642	2,461
	PNC Financial
	Services Group	42,995	2,455
	Apartment Investment &
	Management Co.
	Class A REIT	71,198	2,425
	Wesco Financial Corp.	6,300	2,407
	Raymond James
	Financial, Inc.	89,650	2,366
	Federated Investors, Inc.	68,250	2,349
	Reinsurance Group of
	America, Inc.	53,500	2,328
	Douglas Emmett, Inc. REIT	105,073	2,308
	People’s United
	Financial Inc.	139,114	2,170

*	Conseco, Inc.	217,095	2,154
	HCC Insurance
	Holdings, Inc.	99,100	2,095
	Camden Property Trust REIT	42,400	1,877
	Marshall & Ilsley Corp.	119,600	1,833
	Zions Bancorp	58,100	1,830
	UnionBanCal Corp.	43,800	1,770
	City National Corp.	42,000	1,767
	CNA Financial Corp.	69,500	1,748
*	AmeriCredit Corp.	201,100	1,734
	MGIC Investment Corp.	282,000	1,723
	White Mountains Insurance
	Group Inc.	3,828	1,642
	New York Community
	Bancorp, Inc.	86,400	1,541
	Northern Trust Corp.	19,250	1,320
	SunTrust Banks, Inc.	33,800	1,224
	Webster Financial Corp.	62,400	1,161
	BB&T Corp.	46,300	1,054
	Countrywide Financial Corp.	243,898	1,037
	CapitalSource Inc. REIT	90,638	1,004
	Bank of Hawaii Corp.	20,100	961
	Simon Property Group, Inc.
	REIT	10,561	949
	BRE Properties Inc.
	Class A REIT	21,500	931
	NYSE Euronext	17,500	887
	American Financial
	Group, Inc.	32,200	861
*	E*TRADE Financial Corp.	232,132	729
	Ambac Financial Group, Inc.	470,250	630
	IndyMac Bancorp, Inc.	907,073	562
	Taubman Co. REIT	11,300	550
	Regions Financial Corp.	49,934	545
	The Chubb Corp.	10,400	510
	Radian Group, Inc.	340,775	494
	The PMI Group Inc.	211,700	413
	Thornburg Mortgage, Inc.
	REIT	1,440,410	288
	Synovus Financial Corp.	32,256	282
	MBIA, Inc.	57,000	250
	Fifth Third Bancorp	12,300	125
	Wilmington Trust Corp.	3,100	82
	Essex Property Trust, Inc.
	REIT	300	32
	First Horizon National Corp.	300	2
			552,469
Health Care (11.9%)
	Johnson & Johnson	854,298	54,966
	Pfizer Inc.	1,900,760	33,206
	Merck & Co., Inc.	537,200	20,247
	Wyeth	416,700	19,985

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
	Abbott Laboratories	363,400	19,249
*	Amgen, Inc.	387,525	18,276
*	Gilead Sciences, Inc.	330,700	17,511
	Medtronic, Inc.	330,400	17,098
*	Genentech, Inc.	176,400	13,389
	Schering-Plough Corp.	616,200	12,133
*	Medco Health
	Solutions, Inc.	214,642	10,131
	UnitedHealth Group Inc.	367,662	9,651
*	Thermo Fisher
	Scientific, Inc.	169,493	9,446
*	WellPoint Inc.	197,116	9,395
*	Celgene Corp.	140,500	8,974
	Eli Lilly & Co.	183,100	8,452
*	Genzyme Corp.	112,700	8,117
	Aetna Inc.	197,988	8,024
	Cardinal Health, Inc.	145,512	7,506
	Allergan, Inc.	139,250	7,248
	Bristol-Myers Squibb Co.	348,900	7,163
*	Biogen Idec Inc.	126,561	7,073
	Stryker Corp.	109,200	6,866
	Becton, Dickinson & Co.	80,600	6,553
	Baxter International, Inc.	99,041	6,333
*	Express Scripts Inc.	99,462	6,238
*	St. Jude Medical, Inc.	139,832	5,716
*	Forest Laboratories, Inc.	163,100	5,666
*	Zimmer Holdings, Inc.	81,170	5,524
*	Waters Corp.	74,200	4,786
*	Laboratory Corp. of
	America Holdings	66,100	4,603
	CIGNA Corp.	129,300	4,576
	Covidien Ltd.	91,750	4,394
	Applera Corp.–
	Applied Biosystems Group	126,605	4,239
	McKesson Corp.	73,424	4,105
	AmerisourceBergen Corp.	99,200	3,967
	Quest Diagnostics, Inc.	80,200	3,887
*	Varian Medical Systems, Inc.	72,900	3,780
	DENTSPLY International Inc.	101,600	3,739
*	Hospira, Inc.	91,940	3,688
	Pharmaceutical Product
	Development, Inc.	84,803	3,638
*	Barr Pharmaceuticals Inc.	77,825	3,508
	PerkinElmer, Inc.	124,804	3,476
*	Henry Schein, Inc.	67,200	3,465
	Mylan Inc.	277,037	3,344
*	Millipore Corp.	48,400	3,284
	Beckman Coulter, Inc.	47,600	3,214
	IMS Health, Inc.	135,552	3,158
*	Humana Inc.	79,300	3,154
	Universal Health Services
	Class B	45,300	2,864
	C.R. Bard, Inc.	29,300	2,577
*	Boston Scientific Corp.	207,945	2,556
*	Coventry Health Care Inc.	81,025	2,465
*	Patterson Cos.	73,530	2,161

*	Watson
	Pharmaceuticals, Inc.	78,500	2,133
*	Endo Pharmaceuticals
	Holdings, Inc.	86,000	2,080
*	Lincare Holdings, Inc.	66,500	1,889
*	Health Net Inc.	74,200	1,785
*	Kinetic Concepts, Inc.	31,000	1,237
*	Sepracor Inc.	58,700	1,169
	Omnicare, Inc.	40,900	1,072
	Cooper Cos., Inc.	28,600	1,062
*	King Pharmaceuticals, Inc.	89,119	933
*	Abraxis BioScience	14,415	915
*	Health Management
	Associates Class A	135,368	881
*	APP Pharmaceuticals, Inc.	44,198	739
*	DaVita, Inc.	4,000	213
			474,872
Industrials (11.8%)
	General Electric Co.	2,984,234	79,649
	United Technologies Corp.	296,600	18,300
	The Boeing Co.	236,770	15,561
	Caterpillar, Inc.	171,100	12,631
	General Dynamics Corp.	144,600	12,175
	Lockheed Martin Corp.	116,800	11,523
	3M Co.	154,200	10,731
	CSX Corp.	167,200	10,502
	Norfolk Southern Corp.	155,200	9,726
	Union Pacific Corp.	123,914	9,355
	United Parcel Service, Inc.	147,300	9,055
	FedEx Corp.	110,700	8,722
	Illinois Tool Works, Inc.	175,200	8,324
	Danaher Corp.	105,500	8,155
	Fluor Corp.	41,600	7,741
	Waste Management, Inc.	204,297	7,704
	Deere & Co.	104,800	7,559
	Emerson Electric Co.	142,400	7,042
*	McDermott
	International, Inc.	111,700	6,913
	Cummins Inc.	101,200	6,631
	Honeywell International Inc.	131,400	6,607
	PACCAR, Inc.	149,110	6,237
	Precision Castparts Corp.	64,100	6,177
	Parker Hannifin Corp.	85,200	6,076
	ITT Industries, Inc.	93,400	5,915
	L-3 Communications
	Holdings, Inc.	60,700	5,516
*	Foster Wheeler Ltd.	75,300	5,508
	Burlington Northern
	Santa Fe Corp.	54,898	5,484
	Flowserve Corp.	38,800	5,304
	Joy Global Inc.	69,800	5,293

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Jacobs Engineering
	Group Inc.	65,300	5,270
	C.H. Robinson
	Worldwide Inc.	95,400	5,232
	Southwest Airlines Co.	385,887	5,032
	SPX Corp.	37,400	4,927
	Northrop Grumman Corp.	72,268	4,835
	Expeditors International of
	Washington, Inc.	112,361	4,832
	Roper Industries Inc.	69,500	4,579
	Ametek, Inc.	89,800	4,240
	Rockwell Collins, Inc.	85,600	4,105
	Fastenal Co.	92,100	3,975
	Pall Corp.	99,500	3,948
	The Dun & Bradstreet Corp.	43,200	3,786
*	Quanta Services, Inc.	113,000	3,759
	Republic Services, Inc.
	Class A	126,200	3,748
	W.W. Grainger, Inc.	45,400	3,714
	Donaldson Co., Inc.	82,700	3,692
	Tyco International, Ltd.	91,750	3,674
*	Stericycle, Inc.	70,000	3,619
	KBR Inc.	101,500	3,543
	Landstar System, Inc.	63,589	3,511
	Trinity Industries, Inc.	98,411	3,414
*	Terex Corp.	65,800	3,380
	J.B. Hunt Transport
	Services, Inc.	99,800	3,321
*	Alliant Techsystems, Inc.	31,400	3,193
	IDEX Corp.	86,400	3,183
	Manpower Inc.	54,600	3,180
	The Manitowoc Co., Inc.	96,068	3,125
	DRS Technologies, Inc.	38,700	3,046
	Con-way, Inc.	64,200	3,034
	Equifax, Inc.	88,300	2,969
	MSC Industrial
	Direct Co., Inc. Class A	59,200	2,611
*	USG Corp.	85,883	2,540
*	Allied Waste Industries, Inc.	195,300	2,465
	The Brink’s Co.	36,800	2,407
	Raytheon Co.	38,400	2,161
	Robert Half
	International, Inc.	87,500	2,097
	Teleflex Inc.	37,000	2,057
	The Toro Co.	57,400	1,910
	Carlisle Co., Inc.	65,200	1,891
	Cintas Corp.	70,766	1,876
	Oshkosh Truck Corp.	84,300	1,744
	UTI Worldwide, Inc.	77,587	1,548
	Graco, Inc.	33,700	1,283
	Rockwell Automation, Inc.	20,300	888
	Ingersoll-Rand Co.	23,414	876
	Textron, Inc.	8,400	403
*	Spirit Aerosystems
	Holdings Inc.	16,001	307
*	Avis Budget Group, Inc.	33,192	278

*	Delta Air Lines Inc.	47,000	268
	Ryder System, Inc.	3,600	248
*	Hertz Global Holdings Inc.	22,000	211
*	Raytheon Co.
	Warrants Exp. 6/16/11	2,285	44
*	AMR Corp.	3,100	16
			472,111
Information Technology (16.5%)
	Microsoft Corp.	2,376,500	65,378
*	Apple Inc.	282,800	47,352
	International Business
	Machines Corp.	394,058	46,708
*	Cisco Systems, Inc.	1,917,500	44,601
*	Google Inc.	77,750	40,929
	Hewlett-Packard Co.	761,458	33,664
	Intel Corp.	1,529,800	32,860
*	Oracle Corp.	1,312,734	27,567
	QUALCOMM Inc.	386,720	17,159
	Texas Instruments, Inc.	480,500	13,531
*	Dell Inc.	610,800	13,364
	Corning, Inc.	504,200	11,622
*	eBay Inc.	420,970	11,505
*	EMC Corp.	733,000	10,768
*	Yahoo! Inc.	479,400	9,904
	Applied Materials, Inc.	516,300	9,856
*	Visa Inc.	118,500	9,635
	Western Union Co.	335,295	8,289
	MasterCard, Inc. Class A	29,950	7,952
*	Adobe Systems, Inc.	188,800	7,437
*	Symantec Corp.	376,453	7,284
*	Agilent Technologies, Inc.	166,306	5,911
	Amphenol Corp.	116,000	5,206
	CA, Inc.	219,766	5,074
*	Broadcom Corp.	175,950	4,802
*	Western Digital Corp.	136,500	4,713
*	Electronic Arts Inc.	104,800	4,656
	Analog Devices, Inc.	144,366	4,587
	Fidelity National Information
	Services, Inc.	122,500	4,521
*	NVIDIA Corp.	234,750	4,395
	Altera Corp.	211,147	4,371
	Xerox Corp.	305,400	4,141
	Automatic Data
	Processing, Inc.	98,100	4,110
	KLA-Tencor Corp.	100,800	4,104
*	Fiserv, Inc.	89,450	4,058
	Linear Technology Corp.	124,200	4,045
*	Intuit, Inc.	142,600	3,931
	National
	Semiconductor Corp.	181,200	3,722

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Autodesk, Inc.	109,588	3,705
	Global Payments Inc.	79,500	3,705
*	Computer Sciences Corp.	78,900	3,696
	Paychex, Inc.	113,185	3,540
*	BMC Software, Inc.	95,000	3,420
*	Sun Microsystems, Inc.	307,475	3,345
	Motorola, Inc.	450,546	3,307
	Tyco Electronics Ltd.	91,750	3,286
*	Mettler-Toledo
	International Inc.	34,200	3,244
*	Iron Mountain, Inc.	122,100	3,242
*	NetApp, Inc.	144,963	3,140
*	Affiliated Computer
	Services, Inc. Class A	58,400	3,124
	Xilinx, Inc.	120,436	3,041
*	LAM Research Corp.	82,108	2,968
*	Avnet, Inc.	105,400	2,875
*	Arrow Electronics, Inc.	91,500	2,811
*	Compuware Corp.	294,562	2,810
	Accenture Ltd.	66,200	2,696
*	Juniper Networks, Inc.	119,000	2,639
	Molex, Inc.	104,756	2,557
*	NCR Corp.	99,574	2,509
*	DST Systems, Inc.	42,800	2,356
	Total System Services, Inc.	104,059	2,312
*	Teradata Corp.	99,574	2,304
*	Ingram Micro, Inc. Class A	125,000	2,219
*	QLogic Corp.	150,000	2,189
*	Synopsys, Inc.	89,121	2,131
*	Citrix Systems, Inc.	71,356	2,099
	Intersil Corp.	85,600	2,082
	Microchip Technology, Inc.	65,100	1,988
*	Convergys Corp.	131,800	1,959
*	Tech Data Corp.	55,510	1,881
*	Cadence Design
	Systems, Inc.	173,000	1,747
*	Lexmark International, Inc.	50,300	1,682
	Jabil Circuit, Inc.	98,100	1,610
*	SanDisk Corp.	83,500	1,561
*	Micron Technology, Inc.	234,000	1,404
*	Tellabs, Inc.	266,900	1,241
	Broadridge Financial
	Solutions LLC	58,725	1,236
*	Teradyne, Inc.	110,200	1,220
*	LSI Corp.	180,700	1,110
*	Advanced Micro
	Devices, Inc.	173,600	1,012
*	Metavante Technologies	39,866	902
*	Zebra Technologies Corp.
	Class A	27,257	890
*	Novellus Systems, Inc.	13,100	278
	Harris Corp.	4,300	217
			659,002
Materials (4.4%)
	Monsanto Co.	185,934	23,510
	Freeport-McMoRan

	Copper & Gold, Inc.
	Class B	123,954	14,526
	Praxair, Inc.	123,700	11,658
	Nucor Corp.	129,600	9,677
*	The Mosaic Co.	65,800	9,521
	Newmont Mining Corp.
	(Holding Co.)	181,186	9,451
	United States Steel Corp.	47,600	8,796
	Alcoa Inc.	231,928	8,261
	E.I. du Pont de
	Nemours & Co.	160,300	6,875
	Dow Chemical Co.	134,600	4,699
	Celanese Corp. Series A	97,614	4,457
	Ecolab, Inc.	103,200	4,437
	Sigma-Aldrich Corp.	82,000	4,417
*	Owens-Illinois, Inc.	103,000	4,294
	Airgas, Inc.	68,700	4,011
	Ball Corp.	83,600	3,991
	FMC Corp.	50,500	3,911
	Allegheny Technologies Inc.	60,900	3,610
	Reliance Steel &
	Aluminum Co.	46,300	3,569
	Martin Marietta
	Materials, Inc.	34,100	3,532
	Albemarle Corp.	87,100	3,476
	Nalco Holding Co.	148,200	3,134
*	Pactiv Corp.	136,140	2,890
	Cytec Industries, Inc.	51,800	2,826
*	Domtar Corp.	491,700	2,680
	Carpenter Technology Corp.	59,200	2,584
*	Smurfit-Stone
	Container Corp.	504,269	2,052
	Sealed Air Corp.	106,072	2,016
	Packaging Corp. of America	91,200	1,962
	Terra Industries, Inc.	35,100	1,732
	Commercial Metals Co.	39,600	1,493
	Scotts Miracle-Gro Co.	62,099	1,091
	Air Products &
	Chemicals, Inc.	5,700	564
	Vulcan Materials Co.	7,638	457
	Valspar Corp.	23,400	443
			176,603
Telecommunication Services (3.2%)
	AT&T Inc.	1,749,979	58,957
	Verizon
	Communications Inc.	733,842	25,978
	Sprint Nextel Corp.	1,093,467	10,388
*	American Tower Corp.
	Class A	173,800	7,343

Tax-Managed Capital Appreciation Fund

			Market
			Value•
		Shares	($000)
*	Crown Castle
	International Corp.	130,400	5,050
	Embarq Corp.	84,843	4,010
	CenturyTel, Inc.	98,100	3,491
	Qwest Communications
	International Inc.	846,721	3,328
	Windstream Corp.	250,657	3,093
	Telephone &
	Data Systems, Inc.	49,501	2,340
*	SBA Communications Corp.	52,823	1,902
*	U.S. Cellular Corp.	32,300	1,827
	Telephone &
	Data Systems, Inc.–
	Special Common Shares	33,200	1,464
	Citizens Communications Co.	90,551	1,027
			130,198
Utilities (4.2%)
	Exelon Corp.	233,400	20,997
	Entergy Corp.	71,900	8,663
	Edison International	142,500	7,322
	Constellation Energy
	Group, Inc.	83,300	6,839
	Sempra Energy	120,336	6,793
*	AES Corp.	327,648	6,294
	Questar Corp.	84,000	5,967
	PG&E Corp.	147,000	5,834
*	NRG Energy, Inc.	133,000	5,706
	Equitable Resources, Inc.	75,300	5,200
*	Mirant Corp.	131,598	5,152
	MDU Resources Group, Inc.	137,050	4,778
	Allegheny Energy, Inc.	94,889	4,755
	FPL Group, Inc.	72,001	4,722
	Energen Corp.	59,800	4,666
	FirstEnergy Corp.	55,900	4,602
*	Reliant Energy, Inc.	207,400	4,411
*	Calpine Corp.	193,400	4,363
	Wisconsin Energy Corp.	85,000	3,844
	CenterPoint Energy Inc.	223,800	3,592
*	Dynegy, Inc.	414,000	3,540
	Southern Union Co.	122,700	3,315
	CMS Energy Corp.	219,086	3,264
	Public Service Enterprise
	Group, Inc.	69,800	3,206
	Integrys Energy Group, Inc.	61,481	3,125
	NSTAR	92,000	3,111
	Sierra Pacific Resources	234,683	2,983
	Duke Energy Corp.	163,592	2,843
	Northeast Utilities	110,600	2,824
	SCANA Corp.	74,200	2,745
	Dominion Resources, Inc.	55,486	2,635
*	American Water
	Works Co., Inc.	110,500	2,451
	Aqua America, Inc.	149,083	2,381
	Southern Co.	64,200	2,242
	DPL Inc.	75,000	1,979
	NiSource, Inc.	35,920	644

UGI Corp. Holding Co.	8,400	241
		168,029
Total Common Stocks
(Cost $2,687,977)		4,002,806
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market
Liquidity Fund, 2.405%
(Cost $5,754)	5,754,444	5,754
Total Investments (100.1%)
(Cost $2,693,731)		4,008,560
Other Assets and Liabilities (–0.1%)
Other Assets—Note B		44,321
Liabilities		(48,689)
		(4,368)
Net Assets (100%)		4,004,192

Tax-Managed Capital Appreciation Fund

At June 30, 2008, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	3,083,648
Undistributed Net Investment Income	24,623
Accumulated Net Realized Losses	(418,908)
Unrealized Appreciation	1,314,829
Net Assets	4,004,192

Investor Shares—Net Assets
Applicable to 22,264,366 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	698,435
Net Asset Value Per Share—
Investor Shares	$31.37

Admiral Shares—Net Assets
Applicable to 47,972,107 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,029,962
Net Asset Value Per Share—
Admiral Shares	$63.16

Institutional Shares—Net Assets
Applicable to 8,787,613 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	275,795
Net Asset Value Per Share—
Institutional Shares	$31.38

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends	32,188
Interest[1]	55
Total Income	32,243
Expenses
The Vanguard Group—Note B
Investment Advisory Services	69
Management and Administrative—Investor Shares	435
Management and Administrative—Admiral Shares	1,129
Management and Administrative—Institutional Shares	62
Marketing and Distribution—Investor Shares	63
Marketing and Distribution—Admiral Shares	187
Marketing and Distribution—Institutional Shares	30
Custodian Fees	12
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	3
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	3
Total Expenses	2,001
Net Investment Income	30,242
Realized Net Gain (Loss) on Investment Securities Sold	(7,821)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(491,325)
Net Increase (Decrease) in Net Assets Resulting from Operations	(468,904)

1  Interest income from an affiliated company of the fund was $55,000.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,242	67,014
Realized Net Gain (Loss)	(7,821)	98,261
Change in Unrealized Appreciation (Depreciation)	(491,325)	80,336
Net Increase (Decrease) in Net Assets Resulting from Operations	(468,904)	245,611
Distributions
Net Investment Income
Investor Shares	(200)	(11,701)
Admiral Shares	(844)	(51,242)
Institutional Shares	(78)	(4,621)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(1,122)	(67,564)
Capital Share Transactions—Note E
Investor Shares	(181)	(88,449)
Admiral Shares	101,844	209,970
Institutional Shares	16,775	64,602
Net Increase (Decrease) from Capital Share Transactions	118,438	186,123
Total Increase (Decrease)	(351,588)	364,170
Net Assets
Beginning of Period	4,355,780	3,991,610
End of Period[1]	4,004,192	4,355,780

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $24,623,000 and ($4,497,000).

Tax-Managed Capital Appreciation Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$35.13	$33.62	$29.80	$28.05	$25.43	$19.49
Investment Operations
Net Investment Income	.230	.530	.471	.352	.365[1]	.238
Net Realized and Unrealized Gain (Loss)
on Investments	(3.981)	1.513	3.821	1.752	2.622	5.940
Total from Investment Operations	(3.751)	2.043	4.292	2.104	2.987	6.178
Distributions
Dividends from Net Investment Income	(.009)	(.533)	(.472)	(.354)	(.367)	(.238)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.533)	(.472)	(.354)	(.367)	(.238)
Net Asset Value, End of Period	$31.37	$35.13	$33.62	$29.80	$28.05	$25.43

Total Return[2]	–10.68%	6.07%	14.40%	7.49%	11.75%	31.72%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$698	$782	$832	$857	$1,596	$1,466
Ratio of Total Expenses to
Average Net Assets	0.14%[3]	0.15%	0.15%	0.14%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	1.43%[3]	1.51%	1.51%	1.25%	1.40%[1]	1.09%
Portfolio Turnover Rate	4%[3]	5%	5%	8%	5%	11%

1  Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Annualized.

Tax-Managed Capital Appreciation Fund

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$70.70	$67.68	$60.00	$56.46	$51.20	$39.24
Investment Operations
Net Investment Income	.482	1.113	.99	.729	.762[1]	.51
Net Realized and Unrealized Gain (Loss)
on Investments	(8.004)	3.026	7.68	3.543	5.263	11.96
Total from Investment Operations	(7.522)	4.139	8.67	4.272	6.025	12.47
Distributions
Dividends from Net Investment Income	(.018)	(1.119)	(.99)	(.732)	(.765)	(.51)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.018)	(1.119)	(.99)	(.732)	(.765)	(.51)
Net Asset Value, End of Period	$63.16	$70.70	$67.68	$60.00	$56.46	$51.20

Total Return[2]	–10.64%	6.11%	14.44%	7.56%	11.77%	31.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,030	$3,283	$2,941	$2,360	$1,397	$1,103
Ratio of Total Expenses to
Average Net Assets	0.09%[3]	0.09%	0.10%	0.10%	0.10%	0.11%
Ratio of Net Investment Income to
Average Net Assets	1.48%[3]	1.57%	1.56%	1.29%	1.47%[1]	1.16%
Portfolio Turnover Rate	4%[3]	5%	5%	8%	5%	11%

1  Net investment income per share and the ratio of net investment income to average net assets include $.122 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3  Annualized.

Tax-Managed Capital Appreciation Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$35.13	$33.63	$29.81	$28.05	$25.44	$19.49
Investment Operations
Net Investment Income	.240	.551	.50	.384	.375[1]	.267
Net Realized and Unrealized Gain (Loss)
on Investments	(3.981)	1.513	3.82	1.752	2.622	5.940
Total from Investment Operations	(3.741)	2.064	4.32	2.136	2.997	6.207
Distributions
Dividends from Net Investment Income	(.009)	(.564)	(.50)	(.376)	(.387)	(.257)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.009)	(.564)	(.50)	(.376)	(.387)	(.257)
Net Asset Value, End of Period	$31.38	$35.13	$33.63	$29.81	$28.05	$25.44

Total Return[2]	–10.65%	6.13%	14.49%	7.61%	11.78%	31.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$276	$291	$218	$204	$102	$104
Ratio of Total Expenses to
Average Net Assets	0.07%[3]	0.07%	0.07%	0.07%	0.07%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.50%[3]	1.59%	1.59%	1.32%	1.47%[1]	1.17%
Portfolio Turnover Rate	4%[3]	5%	5%	8%	5%	11%

1  Net investment income per share and the ratio of net investment income to average net assets include $.061 and 0.24%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $355,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.35% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $409,583,000 to offset future net capital gains of $139,756,000 through December 31, 2009, $106,018,000 through December 31, 2010, and $163,809,000 through December 31, 2011. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $2,693,731,000. Net unrealized appreciation of investment securities for tax purposes was $1,314,829,000, consisting of unrealized gains of $1,545,366,000 on securities that had risen in value since their purchase and $230,537,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $232,040,000 of investment securities and sold $81,511,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	57,949	1,765	101,346	2,866
Issued in Lieu of Cash Distributions	177	6	10,399	295
Redeemed[1]	(58,307)	(1,774)	(200,194)	(5,646)
Net Increase (Decrease)—Investor Shares	(181)	(3)	(88,449)	(2,485)
Admiral Shares
Issued	189,959	2,876	353,092	4,963
Issued in Lieu of Cash Distributions	660	10	40,477	570
Redeemed[1]	(88,775)	(1,341)	(183,599)	(2,562)
Net Increase (Decrease)—Admiral Shares	101,844	1,545	209,970	2,971
Institutional Shares
Issued	25,758	772	84,902	2,375
Issued in Lieu of Cash Distributions	44	1	2,702	77
Redeemed[1]	(9,027)	(272)	(23,002)	(652)
Net Increase (Decrease)—Institutional Shares	16,775	501	64,602	1,800

1  Net of redemption fees of $293,000 and $374,000 (fund totals).

Tax-Managed Capital Appreciation Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

Tax-Managed Small-Cap Fund

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	602	600	4,746
Median Market Cap	$1.2B	$1.2B	$32.3B
Price/Earnings Ratio	18.3x	18.4x	17.0x
Price/Book Ratio	1.9x	1.9x	2.4x
Yield[3]		1.3%	2.1%
Investor Shares	1.1%
Institutional Shares	1.1%
Return on Equity	14.3%	14.0%	19.7%
Earnings Growth Rate	21.6%	21.0%	19.8%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	37%	—	—
Expense Ratio[4]		—	—
Investor Shares	0.13%
Institutional Shares	0.08%
Short-Term Reserves	0.2%	—	—

Volatility Measures[5]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.83
Beta	1.00	1.10

Investment Focus

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.5%	12.7%	8.7%
Consumer Staples	3.9	3.8	9.2
Energy	11.7	11.5	15.6
Financials	14.8	15.6	15.2
Health Care	12.6	12.5	11.7
Industrials	18.1	17.6	11.5
Information Technology	17.1	17.2	16.5
Materials	3.6	3.6	4.4
Telecommunication
Services	0.2	0.2	3.0
Utilities	5.5	5.3	4.2

Ten Largest Holdings[6] (% of total net assets)

Oceaneering	oil and gas
International, Inc.	equipment
	and services	0.9%
Patriot Coal Corp.	coal and
	consumable fuels	0.9
St. Mary Land &	oil and gas
Exploration Co.	exploration
	and production	0.9
Unit Corp.	oil and gas drilling	0.9
Helix Energy	oil and gas
Solutions Group, Inc.	equipment
	and services	0.9
ANSYS, Inc.	application software	0.8
Atwood Oceanics, Inc.	oil and gas drilling	0.8
Southern Union Co.	gas utilities	0.7
Itron, Inc.	electronic
	equipment
	manufacturer	0.7
Penn Virginia Corp.	oil and gas
	exploration
	and production	0.7
Top Ten		8.2%

1  S&P SmallCap 600 Index.

2  Dow Jones Wilshire 5000 Index.

3  30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary on pages 86–87.

4  Annualized.

5  For an explanation of R-squared, beta, and other terms used here, see the Glossary on pages 86–87.

6  The holdings listed exclude any temporary cash investments and equity index products.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): March 25, 1999–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008

				Since
	Inception Date	One Year	Five Years	Inception
Tax-Managed Small-Cap Fund
Investor Shares[2]	3/25/1999	–13.94%	11.65%	10.53%
Fee-Adjusted Returns[3]		–14.79	11.65	10.53
Institutional Shares	4/21/1999	–13.94	11.70	9.85
Fee-Adjusted Returns[3]		–14.79	11.70	9.85

1  Six months ended June 30, 2008.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years. Note: See Financial Highlights tables on pages 78–79 for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.5%)
*	LKQ Corp.	480,892	8,690
*	Deckers Outdoor Corp.	53,831	7,493
*	Panera Bread Co.	127,692	5,907
	Polaris Industries, Inc.	142,725	5,763
	Arbitron Inc.	120,131	5,706
	Wolverine World Wide, Inc.	213,868	5,704
*	Fossil, Inc.	195,567	5,685
	Hillenbrand Inc.	264,941	5,670
*	Jack in the Box Inc.	252,382	5,656
*	WMS Industries, Inc.	177,005	5,269
	Aaron Rents, Inc.	230,370	5,144
*	The Gymboree Corp.	122,411	4,905
*	Quiksilver, Inc.	465,445	4,571
	OfficeMax, Inc.	307,961	4,281
*	Tractor Supply Co.	138,560	4,024
*	Coinstar, Inc.	117,642	3,848
*	Sonic Corp.	259,163	3,836
	Brunswick Corp.	354,424	3,757
*	The Children’s Place
	Retail Stores, Inc.	100,069	3,613
	Pool Corp.	195,571	3,473
*	Live Nation, Inc.	306,110	3,239
*	CEC Entertainment Inc.	112,779	3,159
	Men’s Wearhouse, Inc.	188,797	3,076
*	Zale Corp.	156,354	2,954
*	Iconix Brand Group Inc.	243,146	2,937
	Genesco, Inc.	92,917	2,868
	Ethan Allen Interiors, Inc.	114,037	2,805
*	Skechers U.S.A., Inc.	137,898	2,725
*	The Dress Barn, Inc.	198,749	2,659
*	JAKKS Pacific, Inc.	121,359	2,652
*	Hibbett Sports Inc.	119,252	2,516
	UniFirst Corp.	55,497	2,479
*	Blue Nile Inc.	57,276	2,435
*	P.F. Chang’s China
	Bistro, Inc.	108,179	2,417
*	Papa John’s
	International, Inc.	89,035	2,367
*	Pinnacle Entertainment, Inc.	219,755	2,305
	CKE Restaurants Inc.	180,693	2,253
*	Jo-Ann Stores, Inc.	97,421	2,244

*	ATC Technology Corp.	94,435	2,199
*	DineEquity, Inc.	56,233	2,101
*	Texas Roadhouse, Inc.	228,580	2,050
*	Finish Line, Inc.	233,324	2,030
	NutriSystem, Inc.	143,190	2,025
*	Jos. A. Bank Clothiers, Inc.	74,332	1,988
*	Red Robin Gourmet
	Burgers, Inc.	71,271	1,977
	Group 1 Automotive, Inc.	98,169	1,951
	Brown Shoe Co., Inc.	142,646	1,933
*	Champion Enterprises, Inc.	328,786	1,923
	Stage Stores, Inc.	155,807	1,818
*	Meritage Corp.	117,708	1,786
	Superior Industries
	International, Inc.	105,357	1,778
	Fred’s, Inc.	156,129	1,755
*	Tween Brands, Inc.	104,834	1,726
	Cato Corp. Class A	120,262	1,713
*	Cabela’s Inc.	153,619	1,691
*	Charlotte Russe Holding Inc.	91,171	1,619
	Sonic Automotive, Inc.	123,627	1,594
	The Pep Boys
	(Manny, Moe & Jack)	181,250	1,581
	K-Swiss, Inc.	106,929	1,572
*	Buffalo Wild Wings Inc.	59,534	1,478
	The Marcus Corp.	97,931	1,464
*	Pre-Paid Legal Services, Inc.	35,846	1,456
	La-Z-Boy Inc.	190,329	1,456
*	Crocs, Inc.	179,619	1,439
	National Presto
	Industries, Inc.	21,577	1,385
*	PetMed Express, Inc.	111,792	1,370
	Triarc Cos., Inc. Class B	208,549	1,320
*	Volcom, Inc.	53,797	1,287

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Zumiez Inc.	76,344	1,266
	Winnebago Industries, Inc.	118,191	1,204
	Ruby Tuesday, Inc.	210,382	1,136
*	Maidenform Brands, Inc.	81,703	1,103
*	Drew Industries, Inc.	68,659	1,095
*	Peet’s Coffee & Tea Inc.	53,264	1,056
	Movado Group, Inc.	52,869	1,047
*	Perry Ellis International Corp.	48,306	1,025
*	Stamps.com Inc.	80,082	999
	Oxford Industries, Inc.	51,499	986
*	Universal Electronics, Inc.	46,068	963
	Standard Pacific Corp.	274,898	929
*	RC2 Corp.	48,888	907
*	Hot Topic, Inc.	167,401	906
	Spartan Motors, Inc.	117,965	881
*	California Pizza Kitchen, Inc.	77,364	866
	O’Charley’s Inc.	83,245	837
	Landry’s Restaurants, Inc.	44,008	791
	Christopher & Banks Corp.	112,957	768
*	Universal Technical
	Institute Inc.	60,177	750
	Haverty Furniture Cos., Inc.	74,632	749
*	Midas Inc.	55,120	744
	Skyline Corp.	31,162	732
*	Sturm, Ruger & Co., Inc.	89,211	630
*	Steak n Shake Co.	95,365	604
	Nautilus Inc.	109,957	559
*	Audiovox Corp.	55,898	549
*	Fleetwood Enterprises, Inc.	204,510	536
	CPI Corp.	26,879	503
	Libbey, Inc.	66,015	491
	Standard Motor
	Products, Inc.	56,285	459
*	Russ Berrie and Co., Inc.	56,535	451
	Stein Mart, Inc.	99,162	447
*	Shuffle Master, Inc.	77,759	384
	Bassett Furniture
	Industries, Inc.	30,348	358
	M/I Homes, Inc.	20,672	325
	Triarc Cos., Inc. Class A	43,900	281
	Arctic Cat, Inc.	27,460	216
	Big 5 Sporting Goods Corp.	24,566	186
*	Monarch Casino &
	Resort, Inc.	13,582	160
*	Tuesday Morning Corp.	22,964	94
*	Multimedia Games Inc.	19,512	86
*	Radio One, Inc. Class D	59,648	77
*	Ruth’s Hospitality Group Inc.	10,552	55
	AH Belo Corp.	9,008	51
	Monaco Coach Corp.	15,211	46
*	4Kids Entertainment Inc.	6,221	46
*	Select Comfort Corp.	24,027	39
	Lithia Motors, Inc.	6,882	34
*	MarineMax, Inc.	4,520	32
			231,989
Consumer Staples (3.9%)

	Flowers Foods, Inc.	318,046	9,013
	Longs Drug Stores, Inc.	134,631	5,669
*	Ralcorp Holdings, Inc.	110,210	5,449
*	Darling International, Inc.	327,580	5,412
*	Chattem, Inc.	81,169	5,280
	Casey’s General Stores, Inc.	214,966	4,981
*	Hain Celestial Group, Inc.	169,923	3,990
*	TreeHouse Foods Inc.	132,304	3,210
*	United Natural Foods, Inc.	157,492	3,068
	The Andersons, Inc.	75,155	3,060
*	Green Mountain Coffee
	Roasters, Inc.	68,801	2,585
	Lance, Inc.	132,312	2,483
	Sanderson Farms, Inc.	65,191	2,250
*	The Great Atlantic &
	Pacific Tea Co., Inc.	97,603	2,227
	WD-40 Co.	71,944	2,104
	Spartan Stores, Inc.	86,458	1,989
	Nash-Finch Co.	55,652	1,907
	J & J Snack Foods Corp.	63,223	1,733
*	Alliance One
	International, Inc.	314,773	1,608
*	Boston Beer Co., Inc.
	Class A	37,060	1,508
*	Central Garden & Pet Co.
	Class A	268,249	1,100
*	USANA Health Sciences, Inc.	17,965	483
*	Spectrum Brands Inc.	172,294	439
	Mannatech, Inc.	34,046	185
			71,733
Energy (11.7%)
*	Oceaneering
	International, Inc.	223,870	17,249
*	Patriot Coal Corp.	112,360	17,224
	St. Mary Land &
	Exploration Co.	255,934	16,544
*	Unit Corp.	194,088	16,103
*	Helix Energy Solutions
	Group, Inc.	380,129	15,829
*	Atwood Oceanics, Inc.	112,989	14,049
	Penn Virginia Corp.	174,071	13,128
*	W-H Energy Services, Inc.	126,629	12,123
*	Swift Energy Co.	127,922	8,450
*	SEACOR Holdings Inc.	92,835	8,310
*	Stone Energy Corp.	119,945	7,906
*	TETRA Technologies, Inc.	307,247	7,285
*	Dril-Quip, Inc.	113,224	7,133
*	ION Geophysical Corp.	338,008	5,898
*	Hornbeck Offshore
	Services, Inc.	97,974	5,536
*	Bristow Group, Inc.	105,141	5,203
	Lufkin Industries, Inc.	62,067	5,169
	CARBO Ceramics Inc.	86,494	5,047
*	PetroQuest Energy, Inc.	180,322	4,851

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	NATCO Group Inc.	80,901	4,412
*	Petroleum
	Development Corp.	63,206	4,203
*	Pioneer Drilling Co.	210,980	3,969
*	Basic Energy Services Inc.	95,003	2,993
	World Fuel Services Corp.	114,041	2,502
*	Matrix Service Co.	104,920	2,419
	Gulf Island Fabrication, Inc.	46,165	2,259
*	Superior Well Services, Inc.	66,366	2,104
			217,898
Financials (13.2%)
*	Philadelphia Consolidated
	Holding Corp.	247,379	8,403
	UMB Financial Corp.	146,719	7,522
	BioMed Realty Trust, Inc.
	REIT	277,511	6,807
	Hilb, Rogal and Hamilton Co.	155,763	6,769
	Home Properties, Inc. REIT	139,916	6,724
*	ProAssurance Corp.	136,646	6,574
*	Investment Technology
	Group, Inc.	185,163	6,196
	Essex Property Trust, Inc.
	REIT	54,947	5,852
	Zenith National
	Insurance Corp.	157,293	5,530
	Whitney Holdings Corp.	274,335	5,020
	Susquehanna
	Bancshares, Inc.	354,269	4,850
	Extra Space Storage Inc.
	REIT	294,821	4,528
	National Penn
	Bancshares Inc.	332,634	4,417
	Selective Insurance Group	232,298	4,358
	Delphi Financial Group, Inc.	182,037	4,212
	Prosperity Bancshares, Inc.	157,246	4,203
	optionsXpress Holdings Inc.	187,086	4,180
	Senior Housing Properties
	Trust REIT	211,176	4,124
	Hancock Holding Co.	103,859	4,081
	Old National Bancorp	278,227	3,968
	R.L.I. Corp.	76,952	3,807
	Cash America
	International Inc.	121,137	3,755
	Glacier Bancorp, Inc.	234,750	3,754
	United Bankshares, Inc.	163,233	3,746
	First Midwest Bancorp, Inc.	196,159	3,658
	Entertainment Properties
	Trust REIT	68,520	3,388
	Kilroy Realty Corp. REIT	71,174	3,347
	National Retail Properties
	REIT	154,007	3,219
	National Financial
	Partners Corp.	160,903	3,189
	PrivateBancorp, Inc.	101,467	3,083
*	Navigators Group, Inc.	56,221	3,039
	Infinity Property &

	Casualty Corp.	68,967	2,864
*	Forestar Real Estate
	Group, Inc.	149,308	2,844
	Sterling Bancshares, Inc.	310,530	2,823
	Mid-America Apartment
	Communities, Inc. REIT	54,667	2,790
	Umpqua Holdings Corp.	228,043	2,766
*	Signature Bank	106,084	2,733
	Tanger Factory Outlet
	Centers, Inc. REIT	75,815	2,724
	United Fire & Casualty Co.	97,001	2,612
	EastGroup Properties, Inc.
	REIT	57,497	2,467
	Community Bank
	System, Inc.	118,584	2,445
*	World Acceptance Corp.	71,819	2,418
	First Commonwealth
	Financial Corp.	258,501	2,412
	TrustCo Bank NY	320,227	2,376
	Financial Federal Corp.	108,045	2,373
	Wintrust Financial Corp.	97,544	2,326
	Safety Insurance Group, Inc.	65,216	2,325
	Brookline Bancorp, Inc.	232,422	2,220
	DiamondRock Hospitality Co.
	REIT	202,356	2,204
	Sovran Self Storage, Inc.
	REIT	52,281	2,173
	Colonial Properties Trust
	REIT	104,196	2,086
	Bank Mutual Corp.	206,665	2,075
	Pennsylvania REIT	89,291	2,066
	Inland Real Estate Corp.
	REIT	140,624	2,028
	PS Business Parks, Inc.
	REIT	38,537	1,989
*	Piper Jaffray Cos., Inc.	66,531	1,951
*	Portfolio Recovery
	Associates, Inc.	51,508	1,932
	Lexington Realty Trust REIT	137,587	1,875
	First BanCorp Puerto Rico	295,456	1,873
	First Financial
	Bankshares, Inc.	40,006	1,833
	Tower Group, Inc.	85,694	1,816
	Acadia Realty Trust REIT	77,875	1,803
	Dime Community
	Bancshares	106,514	1,759
	Presidential Life Corp.	98,653	1,521
*	First Cash Financial
	Services, Inc.	99,212	1,487
	LandAmerica Financial
	Group, Inc.	66,029	1,465

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
	Columbia Banking
	System, Inc.	75,227	1,454
	SWS Group, Inc.	86,660	1,439
	Stewart Information
	Services Corp.	69,718	1,348
*	LaBranche & Co. Inc.	189,843	1,344
	LTC Properties, Inc. REIT	49,570	1,267
	Medical Properties Trust Inc.
	REIT	123,985	1,255
*	TradeStation Group, Inc.	122,730	1,246
	Parkway Properties Inc. REIT	35,143	1,185
	Sterling Bancorp	84,678	1,012
	First Financial Bancorp	108,607	999
	East West Bancorp, Inc.	134,352	949
*	SCPIE Holdings Inc.	33,489	937
	Kite Realty Group Trust REIT	70,049	876
	Central Pacific Financial Co.	80,357	857
	Hanmi Financial Corp.	148,958	776
	Wilshire Bancorp Inc.	75,019	643
	Nara Bancorp, Inc.	51,414	552
	UCBH Holdings, Inc.	228,962	515
*	Rewards Network Inc.	123,993	510
	United Community
	Banks, Inc.	54,109	462
	Sterling Financial Corp.	106,779	442
	Cascade Bancorp	53,074	409
	The South Financial
	Group, Inc.	74,323	291
	Frontier Financial Corp.	28,971	247
	Boston Private Financial
	Holdings, Inc.	24,917	141
	Anchor Bancorp
	Wisconsin Inc.	11,709	82
	Provident Bankshares Corp.	11,807	75
*	First Federal Financial Corp.	8,241	66
	Flagstar Bancorp, Inc.	21,093	64
*	Guaranty Financial
	Group, Inc.	7,274	39
	Independent Bank Corp. (MI)	9,602	38
	BankAtlantic Bancorp, Inc.
	Class A	18,165	32
	Irwin Financial Corp.	8,473	23
	Corus Bankshares Inc.	4,721	20
*	Guaranty Financial Group
	Rights Exp. 7/21/08	62,765	8
	Downey Financial Corp.	1,192	3
			245,363
Health Care (12.6%)
*	IDEXX Laboratories Corp.	247,629	12,069
*	Pediatrix Medical Group, Inc.	197,783	9,737
	Owens &
	Minor, Inc. Holding Co.	173,421	7,924
*	Immucor Inc.	296,701	7,679
	Cooper Cos., Inc.	189,166	7,028
*	PAREXEL International Corp.	238,523	6,276
*	Haemonetics Corp.	108,630	6,025

*	Magellan Health
	Services, Inc.	162,572	6,020
	West Pharmaceutical
	Services, Inc.	135,931	5,883
*	Amedisys Inc.	112,121	5,653
*	Dionex Corp.	78,777	5,228
*	Savient Pharmaceuticals Inc.	186,537	4,719
*	AMERIGROUP Corp.	226,777	4,717
*	Martek Biosciences Corp.	139,306	4,696
*	ArthroCare Corp.	112,788	4,603
*	American Medical Systems
	Holdings, Inc.	304,618	4,554
*	HealthExtras, Inc.	149,866	4,517
*	Healthways, Inc.	152,263	4,507
	Meridian Bioscience Inc.	165,637	4,459
*	Cubist Pharmaceuticals, Inc.	235,701	4,210
*	PSS World Medical, Inc.	252,606	4,117
*	Alpharma, Inc. Class A	174,678	3,935
*	Regeneron
	Pharmaceuticals, Inc.	264,847	3,824
*	inVentiv Health, Inc.	137,428	3,819
*	Sunrise Senior Living, Inc.	168,658	3,791
	Chemed Corp.	102,359	3,747
	Analogic Corp.	56,760	3,580
*	Healthspring, Inc.	211,330	3,567
*	Integra LifeSciences Holdings	78,366	3,486
	Mentor Corp.	124,894	3,475
*	AmSurg Corp.	137,976	3,360
*	ViroPharma Inc.	298,299	3,299
*	Phase Forward Inc.	179,407	3,224
*	CONMED Corp.	121,293	3,220
*	Centene Corp.	185,104	3,108
*	Zoll Medical Corp.	88,361	2,975
	Sciele Pharma, Inc.	152,419	2,949
*	SurModics, Inc.	65,022	2,916
*	PharMerica Corp.	128,712	2,908
	Invacare Corp.	135,809	2,776
	Datascope Corp.	58,399	2,745
*	Symmetry Medical Inc.	160,048	2,596
*	Allscripts Healthcare
	Solutions, Inc.	203,854	2,530
*	Gentiva Health Services, Inc.	126,810	2,416
*	Abaxis, Inc.	90,948	2,195
*	Kendle International Inc.	56,605	2,056
	Vital Signs, Inc.	36,081	2,049
*	Merit Medical Systems, Inc.	125,314	1,842
*	Res-Care, Inc.	103,528	1,841
*	Kensey Nash Corp.	54,685	1,753
*	Cyberonics, Inc.	80,141	1,739
*	AMN Healthcare
	Services, Inc.	99,513	1,684
*	Greatbatch, Inc.	95,196	1,647

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Cross Country
	Healthcare, Inc.	103,851	1,496
*	LHC Group Inc.	61,391	1,427
*	RehabCare Group, Inc.	80,545	1,291
*	CryoLife Inc.	111,815	1,279
*	Enzo Biochem, Inc.	112,955	1,267
*	Odyssey Healthcare, Inc.	123,996	1,208
*	Pharmanet Development
	Group, Inc.	65,964	1,040
*	Molina Healthcare Inc.	41,341	1,006
*	Salix Pharmaceuticals, Ltd.	141,108	992
*	Noven Pharmaceuticals, Inc.	89,480	957
*	ICU Medical, Inc.	28,731	657
*	Palomar Medical
	Technologies, Inc.	65,665	655
*	Air Methods Corp.	25,350	634
*	Omnicell, Inc.	47,156	622
*	Cambrex Corp.	98,304	577
*	Theragenics Corp.	151,924	551
*	ArQule, Inc.	156,736	509
*	MedCath Corp.	26,284	473
*	Osteotech, Inc.	80,162	456
*	HMS Holdings Corp.	10,727	230
*	BioLase Technology, Inc.	25,653	88
	LCA-Vision Inc.	9,726	46
			233,134
Industrials (18.1%)
*	Gardner Denver Inc.	222,675	12,648
	Landstar System, Inc.	215,747	11,914
*	Kirby Corp.	218,150	10,471
	Watson Wyatt &
	Co. Holdings	177,476	9,387
	Woodward Governor Co.	251,472	8,968
*	Waste Connections, Inc.	272,582	8,704
	Acuity Brands, Inc.	178,291	8,572
	Curtiss-Wright Corp.	189,637	8,484
	Brady Corp. Class A	230,245	7,950
	Valmont Industries, Inc.	73,692	7,685
	CLARCOR Inc.	213,760	7,503
*	EMCOR Group, Inc.	258,941	7,388
*	Teledyne Technologies, Inc.	149,713	7,305
	Robbins & Myers, Inc.	146,126	7,287
*	Moog Inc.	180,663	6,728
	Lennox International Inc.	230,015	6,661
	Belden Inc.	187,128	6,340
	Baldor Electric Co.	180,782	6,324
	Kaydon Corp.	118,003	6,067
*	Esterline Technologies Corp.	119,625	5,893
*	Orbital Sciences Corp.	244,330	5,756
*	Hub Group, Inc.	159,928	5,458
*	Tetra Tech, Inc.	240,418	5,438
	The Toro Co.	159,118	5,294
	Regal-Beloit Corp.	119,929	5,067
	Knight Transportation, Inc.	247,420	4,528
	Mueller Industries Inc.	137,169	4,417
	Barnes Group, Inc.	185,701	4,288

	Lindsay Manufacturing Co.	50,171	4,263
	Watsco, Inc.	101,176	4,229
	Forward Air Corp.	122,174	4,227
	ABM Industries Inc.	181,076	4,029
*	Ceradyne, Inc.	116,009	3,979
	Arkansas Best Corp.	107,462	3,937
	Simpson Manufacturing Co.	158,297	3,758
	Applied Industrial
	Technology, Inc.	153,777	3,717
*	United Stationers, Inc.	99,358	3,671
*	Old Dominion Freight
	Line, Inc.	117,258	3,520
	Heartland Express, Inc.	235,071	3,505
*	II-VI, Inc.	98,037	3,423
*	EnPro Industries, Inc.	91,300	3,409
	Triumph Group, Inc.	70,862	3,338
	Watts Water
	Technologies, Inc.	131,425	3,272
	Albany International Corp.	111,808	3,242
	Interface, Inc.	245,459	3,076
	A.O. Smith Corp.	91,799	3,014
	Healthcare Services
	Group, Inc.	190,984	2,905
*	NCI Building Systems, Inc.	76,190	2,798
*	Mobile Mini, Inc.	137,209	2,744
	Briggs & Stratton Corp.	209,323	2,654
*	Sykes Enterprises, Inc.	138,695	2,616
*	Astec Industries, Inc.	81,226	2,611
	G & K Services, Inc. Class A	84,632	2,578
	Kaman Corp. Class A	112,014	2,549
	Quanex Building
	Products Corp.	158,029	2,348
	Universal Forest
	Products, Inc.	76,090	2,280
	Viad Corp.	87,237	2,250
	Skywest, Inc.	176,454	2,232
*	School Specialty, Inc.	73,121	2,174
	Administaff, Inc.	76,446	2,132
	Apogee Enterprises, Inc.	130,858	2,115
*	Consolidated Graphics, Inc.	42,627	2,100
	Heidrick &
	Struggles International, Inc.	70,529	1,949
	Gibraltar Industries Inc.	121,768	1,945
*	TrueBlue, Inc.	146,913	1,941
*	GenCorp, Inc.	239,181	1,713
	Cubic Corp.	71,087	1,584
*	Insituform Technologies Inc.
	Class A	101,174	1,541
	CDI Corp.	60,101	1,529
	Bowne & Co., Inc.	111,769	1,425
	Tredegar Corp.	91,752	1,349
	Cascade Corp.	31,552	1,335

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	AAR Corp.	90,793	1,228
*	Spherion Corp.	233,599	1,079
*	C & D Technologies, Inc.	118,965	1,006
*	Lydall, Inc.	75,434	947
	Angelica Corp.	44,146	939
	Vicor Corp.	89,369	892
	Standex International Corp.	42,998	892
*	On Assignment, Inc.	104,848	841
	Wabash National Corp.	104,158	787
	Applied Signal
	Technology, Inc.	55,761	762
*	Magnatek, Inc.	137,123	580
*	Griffon Corp.	64,772	567
*	Volt Information
	Sciences Inc.	45,778	545
	Lawson Products, Inc.	19,596	486
	The Standard Register Co.	14,346	135
	Building Materials
	Holding Corp.	11,575	21
			335,238
Information Technology (17.1%)
*	ANSYS, Inc.	318,436	15,005
*	Itron, Inc.	134,832	13,261
*	Varian Semiconductor
	Equipment Associates, Inc.	311,531	10,847
*	MICROS Systems, Inc.	334,628	10,203
	FactSet Research
	Systems Inc.	177,440	10,000
*	Microsemi Corp.	331,533	8,348
*	Take-Two Interactive
	Software, Inc.	315,402	8,065
*	Anixter International Inc.	127,931	7,611
*	Skyworks Solutions, Inc.	687,518	6,786
*	CACI International, Inc.	127,666	5,843
*	Concur Technologies, Inc.	175,157	5,820
*	THQ Inc.	277,479	5,622
*	Informatica Corp.	373,175	5,613
*	CyberSource Corp.	294,175	4,922
*	Comtech
	Telecommunications Corp.	98,362	4,820
*	Plexus Corp.	172,190	4,766
*	Benchmark Electronics, Inc.	283,208	4,628
*	Progress Software Corp.	178,319	4,560
*	MKS Instruments, Inc.	201,233	4,407
	Cognex Corp.	183,839	4,237
*	j2 Global
	Communications, Inc.	183,337	4,217
*	Arris Group Inc.	495,575	4,188
*	Wright Express Corp.	168,184	4,171
*	ManTech International Corp.	85,290	4,104
	Blackbaud, Inc.	190,895	4,085
*	Diodes Inc.	139,796	3,864
*	Harmonic, Inc.	398,186	3,787
*	ATMI, Inc.	132,685	3,705
*	Checkpoint Systems, Inc.	168,954	3,528
*	Cymer, Inc.	128,900	3,465

*	Synaptics Inc.	88,676	3,346
*	Cabot Microelectronics Corp.	100,486	3,331
*	FEI Co.	143,370	3,266
*	Rogers Corp.	80,968	3,044
*	Littelfuse, Inc.	96,295	3,038
*	Websense, Inc.	178,968	3,014
	Daktronics, Inc.	147,405	2,973
	Technitrol, Inc.	173,417	2,946
*	ScanSource, Inc.	109,978	2,943
	United Online, Inc.	287,833	2,887
*	Standard Microsystem Corp.	104,141	2,827
	MAXIMUS, Inc.	78,735	2,742
*	SPSS, Inc.	75,374	2,741
	MTS Systems Corp.	74,792	2,683
*	Manhattan Associates, Inc.	103,977	2,467
*	Ansoft Corp.	67,260	2,448
*	Insight Enterprises, Inc.	206,696	2,425
*	Brooks Automation, Inc.	278,474	2,303
	Quality Systems, Inc.	78,511	2,299
	Park Electrochemical Corp.	92,725	2,254
*	Bankrate, Inc.	53,867	2,105
*	Avid Technology, Inc.	121,185	2,059
*	JDA Software Group, Inc.	112,674	2,039
*	Tyler Technologies, Inc.	144,885	1,966
*	Axcelis Technologies, Inc.	393,462	1,920
*	SYNNEX Corp.	76,156	1,911
*	Advanced Energy
	Industries, Inc.	135,441	1,855
*	TTM Technologies, Inc.	138,272	1,827
	Methode Electronics, Inc.
	Class A	171,626	1,793
*	Pericom
	Semiconductor Corp.	119,452	1,773
*	Veeco Instruments, Inc.	110,148	1,771
*	NETGEAR, Inc.	126,988	1,760
*	DealerTrack Holdings Inc.	121,697	1,717
*	ViaSat, Inc.	84,259	1,703
*	Electro Scientific
	Industries, Inc.	118,313	1,676
*	Ultratech, Inc.	106,747	1,657
*	Actel Corp.	95,587	1,611
*	Hutchinson Technology, Inc.	119,216	1,602
*	FARO Technologies, Inc.	63,552	1,600
*	Brightpoint, Inc.	218,725	1,597
*	Blue Coat Systems, Inc.	112,307	1,585
*	CSG Systems
	International, Inc.	142,181	1,567
	Cohu, Inc.	104,021	1,527
	Black Box Corp.	55,498	1,509
*	EPIQ Systems, Inc.	105,283	1,495
	Micrel, Inc.	160,262	1,466
*	Exar Corp.	190,853	1,439

Tax-Managed Small-Cap Fund

			Market
			Value•
		Shares	($000)
*	Adaptec, Inc.	441,839	1,414
*	Novatel Wireless, Inc.	121,117	1,348
	Bel Fuse, Inc. Class B	54,429	1,345
*	Phoenix Technologies Ltd.	119,974	1,320
*	Radiant Systems, Inc.	119,885	1,286
*	Gerber Scientific, Inc.	106,433	1,211
*	Newport Corp.	105,610	1,203
*	Epicor Software Corp.	167,571	1,158
*	The Knot, Inc.	117,436	1,148
*	Kulicke &
	Soffa Industries, Inc.	156,671	1,142
*	Photronics, Inc.	159,673	1,124
	Agilysys, Inc.	97,782	1,109
*	Stratasys, Inc.	59,483	1,098
*	Ciber, Inc.	154,022	956
*	Supertex, Inc.	40,008	934
*	RadiSys Corp.	100,756	913
*	Digi International, Inc.	115,981	910
	CTS Corp.	87,742	882
*	DSP Group Inc.	116,413	815
*	Perficient, Inc.	83,311	805
*	Secure Computing Corp.	183,880	761
	InfoSpace, Inc.	85,220	710
*	SI International Inc.	32,705	685
*	Photon Dynamics, Inc.	45,121	680
*	Rudolph Technologies, Inc.	72,168	556
*	Symmetricom Inc.	143,330	550
*	Captaris Inc.	126,800	513
*	Startek, Inc.	51,991	489
*	Intevac, Inc.	43,288	488
*	Kopin Corp.	161,713	464
	PC-Tel, Inc.	39,415	378
	Gevity HR, Inc.	68,205	367
	Keithley Instruments Inc.	37,121	353
*	Network Equipment
	Technologies, Inc.	98,944	351
*	Smith Micro Software, Inc.	50,890	290
*	Mercury Computer
	Systems, Inc.	38,111	287
*	Sonic Solutions, Inc.	40,246	240
*	LoJack Corp.	17,516	139
*	Ditech Networks Inc.	36,995	79
*	Tollgrade
	Communications, Inc.	10,706	48
*	Catapult
	Communications Corp.	6,710	48
*	Planar Systems, Inc.	10,028	26
			317,608
Materials (3.6%)
*	Century Aluminum Co.	123,842	8,234
	Texas Industries, Inc.	114,387	6,421
	H.B. Fuller Co.	209,046	4,691
*	OM Group, Inc.	128,897	4,227
	Rock-Tenn Co.	133,929	4,016
	NewMarket Corp.	60,256	3,991
	Arch Chemicals, Inc.	105,235	3,489

*	RTI International Metals, Inc.	95,820	3,413
	Olympic Steel, Inc.	36,620	2,780
*	PolyOne Corp.	395,064	2,754
	AMCOL International Corp.	94,244	2,682
	A. Schulman Inc.	113,444	2,613
	Deltic Timber Corp.	44,674	2,390
*	Headwaters Inc.	159,365	1,876
*	Brush Engineered
	Materials Inc.	73,301	1,790
	A.M. Castle & Co.	53,288	1,525
*	Buckeye Technology, Inc.	174,762	1,478
	Zep, Inc.	89,252	1,328
	Quaker Chemical Corp.	46,279	1,234
	Schweitzer-Mauduit
	International, Inc.	71,640	1,207
	Wausau Paper Corp.	138,567	1,068
	Myers Industries, Inc.	126,149	1,028
	Neenah Paper Inc.	46,348	774
	Penford Corp.	42,577	634
*	Omnova Solutions Inc.	194,357	540
	Georgia Gulf Corp.	145,217	421
*	Material Sciences Corp.	16,244	132
	Tronox Inc. Class B	40,780	123
*	Chesapeake Corp. of Virginia	30,797	72
			66,931
Telecommunication Services (0.2%)
	FairPoint
	Communications, Inc.	379,871	2,739
*	General Communication, Inc.	165,699	1,138
			3,877
Utilities (5.5%)
	Southern Union Co.	513,678	13,880
	UGI Corp. Holding Co.	436,650	12,536
	Atmos Energy Corp.	365,697	10,082
	Piedmont Natural Gas, Inc.	311,213	8,141
	Cleco Corp.	254,984	5,949
	New Jersey Resources Corp.	177,414	5,793
	Southwest Gas Corp.	182,414	5,423
	Northwest Natural Gas Co.	111,945	5,179
	Avista Corp.	224,762	4,823
	South Jersey Industries, Inc.	125,630	4,693
	UniSource Energy Corp.	150,379	4,663
	ALLETE, Inc.	105,789	4,443
*	El Paso Electric Co.	191,570	3,793
	The Laclede Group, Inc.	92,325	3,727
	UIL Holdings Corp.	106,731	3,139
	American States Water Co.	78,101	2,729
	CH Energy Group, Inc.	62,067	2,208
	Central Vermont Public
	Service Corp.	46,920	909
			102,110

Tax-Managed Small-Cap Fund

		Market
		Value•
	Shares	($000)
Exchange-Traded Fund (1.6%)
*[1] Vanguard REIT ETF	500,000	29,115
Total Common Stocks
(Cost $1,499,408)		1,854,996
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
2 Vanguard Market
Liquidity Fund, 2.405%
(Cost $2,861)	2,860,568	2,861
Total Investments (100.2%)
(Cost $1,502,269)		1,857,857
Other Assets and Liabilities (–0.2%)
Other Assets—Note B		3,789
Liabilities		(7,066)
		(3,277)
Net Assets (100%)		1,854,580

At June 30, 2008, net assets consisted of:[3]
Amount
($000)
Paid-in Capital	1,587,881
Undistributed Net Investment Income	6,502
Accumulated Net Realized Losses	(95,391)
Unrealized Appreciation	355,588
Net Assets	1,854,580

Investor Shares—Net Assets
Applicable to 70,982,815 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,691,385
Net Asset Value Per Share—
Investor Shares	$23.83

Institutional Shares—Net Assets
Applicable to 6,835,461 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	163,195
Net Asset Value Per Share—
Institutional Shares	$23.87

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends[1]	9,935
Interest[1]	34
Total Income	9,969
Expenses
The Vanguard Group—Note B
Investment Advisory Services	47
Management and Administrative—Investor Shares	844
Management and Administrative—Institutional Shares	44
Marketing and Distribution—Investor Shares	197
Marketing and Distribution—Institutional Shares	21
Custodian Fees	9
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,169
Net Investment Income	8,800
Realized Net Gain (Loss) on Investment Securities Sold[1]	89,367
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(237,641)
Net Increase (Decrease) in Net Assets Resulting from Operations	(139,474)

1  Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $0, $34,000, and ($7,916,000), respectively.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,800	17,465
Realized Net Gain (Loss)	89,367	107,257
Change in Unrealized Appreciation (Depreciation)	(237,641)	(113,587)
Net Increase (Decrease) in Net Assets Resulting from Operations	(139,474)	11,135
Distributions
Net Investment Income
Investor Shares	(350)	(16,119)
Institutional Shares	(34)	(1,611)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
Total Distributions	(384)	(17,730)
Capital Share Transactions—Note E
Investor Shares	26,318	41,062
Institutional Shares	4,051	46,300
Net Increase (Decrease) from Capital Share Transactions	30,369	87,362
Total Increase (Decrease)	(109,489)	80,767
Net Assets
Beginning of Period	1,964,069	1,883,302
End of Period[1]	1,854,580	1,964,069

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $6,502,000 and ($1,914,000).

Tax-Managed Small-Cap Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.62	$25.72	$22.70	$21.25	$17.44	$12.67
Investment Operations
Net Investment Income	.113	.229	.191	.193	.172	.109
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(1.898)	(.097)	3.023	1.454	3.811	4.770
Total from Investment Operations	(1.785)	.132	3.214	1.647	3.983	4.879
Distributions
Dividends from Net Investment Income	(.005)	(.232)	(.194)	(.197)	(.173)	(.109)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.232)	(.194)	(.197)	(.173)	(.109)
Net Asset Value, End of Period	$23.83	$25.62	$25.72	$22.70	$21.25	$17.44

Total Return[2]	–6.97%	0.51%	14.15%	7.74%	22.84%	38.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,691	$1,793	$1,756	$1,458	$1,282	$929
Ratio of Total Expenses to
Average Net Assets	0.13%[3]	0.13%	0.14%	0.14%	0.14%	0.17%
Ratio of Net Investment Income to
Average Net Assets	0.94%[3]	0.86%	0.78%	0.92%	0.96%	0.77%
Portfolio Turnover Rate[4]	37%[3]	53%	42%	20%	19%	21%

1  Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.01.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

Tax-Managed Small-Cap Fund

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$25.66	$25.77	$22.74	$21.28	$17.47	$12.68
Investment Operations
Net Investment Income	.119	.242	.209	.213	.178	.134
Net Realized and Unrealized Gain (Loss)
on Investments[1]	(1.904)	(.108)	3.028	1.454	3.811	4.770
Total from Investment Operations	(1.785)	.134	3.237	1.667	3.989	4.904
Distributions
Dividends from Net Investment Income	(.005)	(.244)	(.207)	(.207)	(.179)	(.114)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.244)	(.207)	(.207)	(.179)	(.114)
Net Asset Value, End of Period	$23.87	$25.66	$25.77	$22.74	$21.28	$17.47

Total Return[2]	–6.96%	0.51%	14.23%	7.82%	22.83%	38.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$163	$171	$128	$94	$15	$12
Ratio of Total Expenses to
Average Net Assets	0.08%[3]	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.99%[3]	0.90%	0.83%	0.97%	1.01%	0.84%
Portfolio Turnover Rate[4]	37%[3]	53%	42%	20%	19%	21%

1  Includes increases from redemption fees of $.00, $.01, $.01, $.00, $.01, and $.01.

2  Total returns do not reflect the 1% redemption fee on shares held less than five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year.

3  Annualized.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $164,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.16% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized $141,216,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $38,528,000 to offset future net capital gains of $2,167,000 through December 31, 2011, $9,132,000 through December 31, 2015, and $27,229,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $1,502,269,000. Net unrealized appreciation of investment securities for tax purposes was $355,588,000, consisting of unrealized gains of $437,654,000 on securities that had risen in value since their purchase and $82,066,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the six months ended June 30, 2008, the fund purchased $607,052,000 of investment securities and sold $573,079,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	315,658	12,798	446,451	16,708
Issued in Lieu of Cash Distributions	284	12	13,098	507
Redeemed[1]	(289,624)	(11,821)	(418,487)	(15,473)
Net Increase (Decrease)—Investor Shares	26,318	989	41,062	1,742
Institutional Shares
Issued	19,268	789	46,719	1,725
Issued in Lieu of Cash Distributions	18	1	839	32
Redeemed[1]	(15,235)	(616)	(1,258)	(48)
Net Increase (Decrease)—Institutional Shares	4,051	174	46,300	1,709

1  Net of redemption fees of $337,000 and $492,000 (fund totals).

Tax-Managed Small-Cap Fund

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2008, 100% of the fund’s investments were valued based on Level 1 inputs.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 84 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Balanced	$1,000.00	$955.34	$0.53
Growth and Income
Investor Shares	$1,000.00	$880.52	$0.65
Admiral Shares	1,000.00	880.74	0.42
Institutional Shares	1,000.00	880.86	0.33
Capital Appreciation
Investor Shares	$1,000.00	$893.22	$0.66
Admiral Shares	1,000.00	893.60	0.42
Institutional Shares	1,000.00	893.51	0.33
Small-Cap
Investor Shares	$1,000.00	$930.33	$0.62
Institutional Shares	1,000.00	930.44	0.38
Based on Hypothetical 5% Return
Balanced	$1,000.00	$1,024.32	$0.55
Growth and Income
Investor Shares	$1,000.00	$1,024.17	$0.70
Admiral Shares	1,000.00	1,024.42	0.45
Institutional Shares	1,000.00	1,024.52	0.35
Capital Appreciation
Investor Shares	$1,000.00	$1,024.17	$0.70
Admiral Shares	1,000.00	1,024.42	0.45
Institutional Shares	1,000.00	1,024.52	0.35
Small-Cap
Investor Shares	$1,000.00	$1,024.22	$0.65
Institutional Shares	1,000.00	1,024.47	0.40

1  The calculations are based on expenses incurred during the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.11%; for the Tax-Managed Growth and Income Fund, 0.14% for Investor Shares, 0.09% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.14% for Investor Shares, 0.09% for Admiral Shares, and 0.07% for Institutional Shares; for the Tax-Managed Small-Cap Fund, 0.13% for Investor Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of the Vanguard Tax-Managed Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. Robert F. Auwaerter, head of Fixed Income Portfolio Management and principal of Vanguard, has been in the investment management business since 1978. Both the Quantitative Equity Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest State Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan1

Born 1954  Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Trustee Since May 1987;  Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment Chairman of the Board and companies served by The Vanguard Group; Director of Vanguard Marketing Corporation. Chief Executive Officer 156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis

Born 1937  Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures Trustee Since January 2001 in education); Senior Advisor to Greenwich Associates (international business strategy 156 Vanguard Funds Overseen consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948  Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Trustee Since January 2008 Officer for North America since 2004 and Corporate Vice President of Xerox Corporation 156 Vanguard Funds Overseen (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945  Principal Occupation(s) During the Past Five Years: Chairman, President, and Trustee Since December 20012 Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of 156 Vanguard Funds Overseen the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann

Born 1949  Principal Occupation(s) During the Past Five Years: President of the University of

Trustee Since June 2006  Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School 156 Vanguard Funds Overseen for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of

Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950  Principal Occupation(s) During the Past Five Years: Corporate Vice President and Trustee Since July 1998  Chief Global Diversity Officer since 2006, Vice President and Chief Information 156 Vanguard Funds Overseen Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952  Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance Trustee Since December 2004 and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty 156 Vanguard Funds Overseen Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941  Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Trustee Since January 1993 Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director 156 Vanguard Funds Overseen of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936  Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Trustee Since April 1985  Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and 156 Vanguard Funds Overseen AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers1

Thomas J. Higgins

Born 1957  Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer Since July 1998  Treasurer of each of the investment companies served by The Vanguard Group. 156 Vanguard Funds Overseen

F. William McNabb III

Born 1957  Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc., President Since March 2008 and of each of the investment companies served by The Vanguard Group since 2008; 156 Vanguard Funds Overseen Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam

Born 1956  Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Secretary Since July 2005  Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of 156 Vanguard Funds Overseen The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard Tax-Managed Funds, Admiral,
Connect with Vanguard, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082008

>  Vanguard Tax-Managed International Fund returned –10.6%, as global stock markets struggled over the six-month period.

>  Just as in the United States, financials and consumer-oriented stocks were among the worst performers. The energy and materials sectors were the best.

>  The fund met its objective, performing generally in line with the MSCI EAFE Index while upholding its tax-managed mandate.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	10
About Your Fund’s Expenses	32
Trustees Approve Advisory Arrangement	34
Glossary	35

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended June 30, 2008
	Ticker	Total
	Symbol	Returns
Vanguard Tax-Managed International Fund
Investor Shares	VTMGX	–10.6%
Institutional Shares[1]	VTMNX	–10.6
Vanguard Europe Pacific ETF[2]	VEA
Market Price		–10.4
Net Asset Value		–10.6
MSCI EAFE Index		–11.0
Average International Fund[3]		–10.8

Your Fund’s Performance at a Glance
December 31, 2007–June 30, 2008
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Investor Shares	$15.40	$13.76	$0.005	$0.000
Institutional Shares	15.41	13.77	0.005	0.000
Europe Pacific ETF	47.92	42.83	0.016	0.000

1  This class of shares also carries low expenses and is available for a minimum investment of $5 million.

2  Vanguard Europe Pacific ETF is a share class of Vanguard Tax-Managed International Fund. These Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964 B2; 7,337,138.

3  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

During the past six months, global stock markets hit a rough patch as major economies downshifted, inflation accelerated, and commercial and investment banks continued to struggle with bad loans in unruly credit markets. Vanguard Tax-Managed International Fund (and its exchange-traded counterpart, Europe Pacific ETF) returned –10.6%. The MSCI EAFE Index returned –11.0%, while the fund’s peer group registered an average return of –10.8%.

Stocks worldwide struggled in downbeat economic environment

Over a volatile six months, the broad U.S. and international stock markets lost roughly 10% to 11% of their value. The outlook turned disquieting, with many of the same ills afflicting most of the major economies: deterioration in the housing market, fast-rising commodity prices and inflationary stress on fragile household budgets, and unresolved problems in the credit markets that haunted the financials sector.

Bond investors continued to prefer short-term, high-quality issues

Bonds fared better than stocks during the six months but managed only modest returns. Fixed income investors showed a marked preference for the safety of short-term, high-quality issues, most notably U.S. Treasury securities. The broad taxable U.S. bond market returned 1.1%.

2

At its June meeting, the Federal Reserve Board voted to leave its target for the federal funds rate unchanged at 2.00%, marking the end of an aggressive rate-cutting campaign that began in September 2007. The central bank’s decision to hold rates steady signaled its growing concern about near-term inflation. The European Central Bank has responded to inflationary threats more aggressively, raising its main rate to 4.25% in June. The Bank of England trimmed its target rate by 25 basis points to 5.00% in April; Japan’s Central Bank held rates steady.

Pockets of strength amid widespread weakness

Vanguard Tax-Managed International Fund (and the Europe Pacific ETF) returned –10.6% for the half-year, reflecting pronounced weakness in the large European market (more than two-thirds of assets) and a more moderate decline in the Asia/Pacific region. The fund’s return was a bit better than that of the MSCI EAFE Index. Although the fund seeks to capture the index return, its tax-management mandate and the impact of fair-value pricing can lead to small discrepancies between the two.

Market Barometer
	Total Returns
	Periods Ended June 30, 2008
	Six Months	One Year	Five Years[1]
Stocks
MSCI All Country World Index ex USA (International)	–9.8%	–6.2%	19.4%
Russell 1000 Index (Large-caps)	–11.2	–12.4	8.2
Russell 2000 Index (Small-caps)	–9.4	–16.2	10.3
Dow Jones Wilshire 5000 Index (Entire market)	–10.9	–12.5	8.8

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	1.1%	7.1%	3.9%
Lehman Municipal Bond Index	0.0	3.2	3.5
Citigroup 3-Month Treasury Bill Index	1.1	3.3	3.1

CPI
Consumer Price Index	4.2%	5.0%	3.6%

1 Annualized.

3

As in the United States, the performance of international stock markets was dominated by weakness in the financials sector, the largest group in the MSCI EAFE Index. Banks and brokerages continued to grapple with a credit crisis that has led to significant write-downs in the value of bank assets and put the brakes on financing activity. Financials trimmed more than five percentage points from the fund’s six-month return.

Consumer-oriented sectors also struggled, as decelerating economic growth and fast-rising food and energy prices scrambled household budgets. Information technology and telecommunication services companies, which had rallied through the first half of 2007, pulled back sharply in the first half of 2008, as the prospect of heavy capital spending on computers and software seemed to dim.

Energy and materials stocks were the market’s lone bright spots during the six months. Both sectors posted positive returns, as the prices of oil, metals, and industrial commodities continued to rise. Even as developed economies have weakened, the market has remained optimistic that massive industrialization in China, India, and other fast-growing economies will keep raw-materials prices high.

Annualized Expense Ratios[1]
Your Fund Compared With Its Peer Group
Expense
Ratio
Tax-Managed International Fund
Investor Shares	0.14%
Institutional Shares	0.08
Europe Pacific ETF	0.11
Average International Fund	1.48

1  Fund expense ratios reflect the six months ended June 30, 2008. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2007.

4

Balance and diversification can temper the tough times

The global stock market’s recent volatility has been unsettling, particularly as one major financial crisis after another has made headlines. But it’s not all that surprising. Stocks are volatile. Short-term declines, sometimes severe, are to be expected. It’s this short-term risk, in fact, that explains why we expect stocks to produce higher long-term rewards than those generated by less-volatile assets such as bond and money market funds.

Balance and diversification can help you keep your nerve through the tough times so that your portfolio will be around to enjoy better times over the long run. A balance of stock and bond funds provides some cushion against the stock market’s occasional swoons, while allowing you to participate in its long-term potential for growth. Diversification within each asset class, including international stocks, can potentially provide an even smoother long-term ride.

Vanguard Tax-Managed International Fund can play a valuable role in such a balanced and diversified portfolio. It provides broad diversification across developed international markets with strategies pioneered by one of the world’s leaders in tax-managed investing, Vanguard Quantitative Equity Group.

As I close this report to you, it’s my pleasure to introduce the fund’s new president, F. William McNabb III. Bill is a man of great character and integrity who is intimately familiar with all aspects of Vanguard—from how we serve our clients to how we invest for them.

Bill and I have worked together very closely for more than two decades. I’m thrilled that the fund’s board elected him president and designated him to succeed me as chief executive officer, a role he will assume later this year, after an orderly transition. Bill and the rest of our team will serve you and our other clients extremely well in the years ahead.

Thank you, as always, for investing

with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

July 23, 2008

5

Vanguard Europe Pacific ETF
Premium/Discount: July 20, 2007–June 30, 2008

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	104	43.51%	11	4.60%
25–49.9	100	41.84	1	0.42
50–74.9	20	8.37	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	3	1.26	0	0.00
Total	227	94.98%	12	5.02%

1  One basis point equals 1/100 of a percentage point.

6

Fund Profile

As of June 30, 2008

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,002	1,023	1,900
Turnover Rate[3]	12%	—	—
Expense Ratio[3]		—	—
Investor Shares	0.14%
Institutional Shares	0.08%
ETF Shares	0.11%
Short-Term Reserves	0.0%	—	—

Volatility Measures[4]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.97	0.93
Beta	0.97	0.86

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.9%	8.7%	8.2%
Consumer Staples	8.2	8.3	7.8
Energy	9.3	12.8	13.9
Financials	24.1	21.6	21.7
Health Care	7.4	7.9	7.3
Industrials	12.1	11.1	10.7
Information Technology	5.3	9.0	9.0
Materials	11.5	10.0	10.8
Telecommunication
Services	5.7	5.3	5.6
Utilities	6.5	5.3	5.0

Ten Largest Holdings[5]	(% of total net assets)

Royal Dutch Shell PLC	integrated oil
	and gas	2.1%
BHP Billiton Ltd.	metals and mining	1.9
BP PLC	integrated oil
	and gas	1.8
Total SA	integrated oil
	and gas	1.5
HSBC Holdings PLC	diversified banks	1.5
Nestle SA (Registered)	packaged foods
	and meats	1.5
Rio Tinto PLC	diversified metals
	and mining	1.3
Vodafone Group PLC	wireless
	telecommunications
	services	1.3
Toyota Motor Corp.	automobile
	manufacturers	1.0
Novartis AG (Registered)	pharmaceuticals	1.0
Top Ten		14.9%

Fund Allocation by Region

1  MSCI EAFE Index.

2  MSCI All Country World Index ex USA.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 35.

5  The holdings listed exclude any temporary cash investments and equity index products.

7

Market Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Europe
United Kingdom	21.9%	21.7%	15.9%
France	10.0	10.8	7.8
Germany	9.1	9.1	6.6
Switzerland	7.1	7.1	5.2
Spain	4.1	4.1	3.0
Italy	3.8	3.8	2.8
Netherlands	2.7	2.6	1.9
Sweden	2.1	2.2	1.6
Finland	1.6	1.6	1.1
Norway	1.1	1.1	0.8
Denmark	1.1	1.0	0.8
Other European
Markets	4.0	3.3	2.1
Subtotal	68.6%	68.4%	49.6%
Pacific
Japan	21.5%	21.4%	15.5%
Australia	6.5	6.8	5.0
Hong Kong	2.1	2.1	1.6
Singapore	1.2	1.2	0.9
New Zealand	0.1	0.1	0.1
Subtotal	31.4%	31.6%	23.1%
Emerging Markets
Combined	—	—	19.9%
North America
Canada	—	—	7.4%

1  MSCI EAFE Index.

2  MSCI All Country World Index ex USA.

8

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 17, 1999–June 30, 2008

Average Annual Total Returns: Periods Ended June 30, 2008
				Since
	Inception Date	One Year	Five Years	Inception
Tax-Managed International Fund
Investor Shares	8/17/1999	–10.42%	16.76%	5.52%
Fee-Adjusted Returns[2,3]		–11.30	16.76	5.52
Institutional Shares	1/4/2001	–10.42	16.85	6.27
Fee-Adjusted Returns[2]		–11.30	16.85	6.27
Europe Pacific ETF	7/20/2007
Market Price		–12.33[4]
Net Asset Value		–12.40[4]

1  Six months ended June 30, 2008.

2  Reflective of the 1% fee assessed on redemptions of shares held in the fund for less than five years.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Since inception.

Note: See Financial Highlights tables on pages 25–27 for dividend and capital gains information.

9

Financial Statements (unaudited)

Statement of Net Assets

As of June 30, 2008

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market
		Value•
	Shares	($000)
Common Stocks (99.9%)
Australia (6.5%)
BHP Billiton Ltd.	1,002,299	42,658
Commonwealth Bank of
Australia	393,878	15,188
National Australia Bank Ltd.	488,840	12,412
Rio Tinto Ltd.	85,756	11,096
Westpac
Banking Corp., Ltd.	561,992	10,794
Australia & New Zealand
Bank Group Ltd.	568,387	10,215
Woodside Petroleum Ltd.	145,542	9,407
Woolworths Ltd.	365,112	8,556
Wesfarmers Ltd.	187,375	6,696
QBE Insurance Group Ltd.	266,387	5,728
CSL Ltd.	166,934	5,714
Telstra Corp. Ltd.	1,315,747	5,346
* Fortescue Metals
Group Ltd.	390,606	4,438
Origin Energy Ltd.	271,545	4,201
St. George Bank Ltd.	160,644	4,180
Macquarie Group, Ltd.	84,084	3,915
Newcrest Mining Ltd.	137,838	3,825
Santos Ltd.	181,348	3,735
AMP Ltd.	574,317	3,678
Brambles Ltd.	432,307	3,618
Suncorp-Metway Ltd.	284,293	3,563
Foster’s Group Ltd.	592,919	2,883
Orica Ltd.	95,760	2,688
Incitec Pivot Ltd.	14,934	2,644
BlueScope Steel Ltd.	229,262	2,491
Leighton Holdings Ltd.	43,500	2,118
Insurance Australia
Group Ltd.	580,518	1,934
AGL Energy Ltd.	137,112	1,878
WorleyParsons Ltd.	48,199	1,746
Sims Group Ltd.	43,193	1,727
OneSteel Ltd.	237,010	1,689
Australian Stock
Exchange Ltd.	54,004	1,626
Alumina Ltd.	351,739	1,597
Tabcorp Holdings Ltd.	167,385	1,574
Wesfarmers, Ltd. Price
Protected Shares	40,851	1,473
Sonic Healthcare Ltd.	102,676	1,434

	Transurban Group	331,012	1,346
	Computershare Ltd.	151,790	1,338
	Amcor Ltd.	273,319	1,324
	AXA Asia Pacific
	Holdings Ltd.	276,219	1,239
*	Oxiana Ltd.	493,349	1,234
	Coca-Cola Amatil Ltd.	179,522	1,206
	Toll Holdings Ltd.	199,409	1,154
	Crown Ltd.	127,325	1,133
	Oxiana Ltd.	432,425	1,083
	Lend Lease Corp.	117,330	1,075
	John Fairfax Holdings Ltd.	382,562	1,075
	Boral Ltd.	192,007	1,040
	Qantas Airways Ltd.	309,372	902
	Bendigo Bank Ltd.	82,485	864
	Boart Longyear Group	400,045	855
	Tatt’s Group, Ltd.	361,565	816
	Lion Nathan Ltd.	98,986	811
	Cochlear Ltd.	18,623	782
	CSR Ltd.	332,708	780
	Metcash Ltd.	213,677	758
	Aristocrat Leisure Ltd.	109,062	670
	James Hardie Industries NV	159,212	646
	Goodman Fielder Ltd.	471,792	636
	Asciano Group	190,241	633
	Harvey Norman
	Holdings Ltd.	189,265	560
	Babcock & Brown Ltd.	77,783	559
	Caltex Australia Ltd.	44,220	553
	Perpetual Trustees
	Australia Ltd.	13,276	544
	Billabong International Ltd.	50,248	520

10

			Market
			Value•
		Shares	($000)
	Macquarie Airports Group	239,609	474
	Sims Group Ltd. ADR	3,072	123
			235,198
Austria (0.6%)
	OMV AG	50,687	3,960
	Erste Bank der
	Oesterreichischen
	Sparkassen AG	58,054	3,591
	Voestalpine AG	34,303	2,807
	Telekom Austria AG	108,388	2,349
	Oesterreichische
	Elektrizitaetswirtschafts AG
	Class A	24,467	2,185
	Raiffeisen International
	Bank-Holding AG	17,041	2,165
	Strabag SE	14,354	1,115
*	Meinl European Land Ltd.	94,608	1,061
	Wienerberger AG	23,322	975
	Vienna Insurance Group	12,973	855
	Andritz AG	10,447	655
			21,718
Belgium (0.9%)
	Fortis	627,142	9,962
	KBC Bank &
	Verzekerings Holding	48,772	5,391
	InBev	53,632	3,708
	Dexia	163,533	2,604
	Solvay SA	18,681	2,434
	Belgacom SA	50,170	2,152
	Delhaize Group	31,784	2,129
	Umicore	37,365	1,838
	Colruyt NV	5,529	1,457
	UCB SA	33,361	1,231
	Mobistar SA	10,300	831
	KBC Ancora	8,717	759
			34,496
Denmark (1.1%)
	Novo Nordisk A/S B Shares	137,938	9,081
*	Vestas Wind Systems A/S	56,132	7,308
	AP Moller-Maersk A/S
	B Shares	339	4,135
	Danske Bank A/S	139,280	4,011
	AP Moller-Maersk A/S
	A Shares	168	2,052
	Carlsberg A/S B Shares	21,246	2,047
	FLS Industries A/S B Shares	14,688	1,605
	DSV A/S	60,100	1,434
	Novozymes A/S	12,574	1,132
	Danisco A/S	15,079	967
*	Jyske Bank A/S	15,585	927
	Sydbank A/S	20,767	789
*	Topdanmark A/S	5,100	767
	Trygvesta A/S	8,305	586
*	William Demant A/S	8,800	578
	Coloplast A/S B Shares	5,875	510
	Rockwool International A/S	2,444	313
			38,242
Finland (1.6%)

	Nokia Oyj	1,184,682	28,957
	Fortum Oyj	135,544	6,861
	Sampo Oyj A Shares	134,260	3,373
	UPM-Kymmene Oyj	151,161	2,463
	Kone Oyj	49,590	1,733
	Wartsila Oyj B Shares	26,875	1,678
	Stora Enso Oyj R Shares	173,205	1,614
	Metso Oyj	35,240	1,595
	Nokian Renkaat Oyj	33,466	1,587
	Neste Oil Oyj	43,044	1,262
	Outokumpu Oyj A Shares	35,800	1,244
	Rautaruuki Oyj	26,170	1,188
	YIT Oyj	36,512	912
	Elisa Oyj Class A	42,093	879
	Pohjola Bank PLC	39,953	690
	Kesko Oyj	19,160	616
	Orion Oyj	29,200	580
	SanomaWSOY Oyj	20,356	450
	Cargotec Corp.	12,057	417
			58,099
France (9.9%)
	Total SA	642,880	54,721
	BNP Paribas SA	242,976	21,872
	Suez SA	310,131	21,023
	Sanofi-Aventis	304,355	20,224
	France Telecom SA	543,143	15,929
	AXA	463,061	13,645
	Vivendi SA	346,352	13,060
	Societe Generale Class A	138,600	12,017
	Carrefour SA	188,188	10,608
	Air Liquide SA	75,671	9,962
	Groupe Danone	129,976	9,095
	L’Oreal SA	73,695	7,993
	LVMH Louis Vuitton
	Moet Hennessy	72,887	7,603
	Vinci SA	122,334	7,470
	Alstom	31,386	7,197
	Schneider Electric SA	65,529	7,050
	Lafarge SA	44,226	6,744
	Veolia Environnement	111,503	6,225
	Unibail Co.	24,714	5,691
	Electricite de France	57,884	5,483
	Vallourec SA	15,592	5,453
	Credit Agricole SA	259,264	5,263
	Cie. de St. Gobain SA	83,434	5,167
	Pernod Ricard SA	50,193	5,122
	Bouygues SA	71,860	4,741
	Renault SA	55,011	4,477
*	Alcatel-Lucent	686,791	4,146

11

			Market
			Value•
		Shares	($000)
	Accor SA	59,268	3,937
	Essilor International SA	62,081	3,787
	Gaz de France	59,057	3,781
	Compagnie Generale des
	Etablissements Michelin SA	44,250	3,164
	Hermes International	19,689	3,092
	Technip SA	31,477	2,905
	Pinault-Printemps-Redoute SA	23,937	2,642
	PSA Peugeot Citroen	46,366	2,504
	Cap Gemini SA	41,341	2,424
	Lagardere S.C.A.	37,476	2,120
	STMicroelectronics NV	201,271	2,082
*	Compagnie Generale de
	Geophysique SA	36,920	1,743
	Thales SA	28,659	1,630
	Christian Dior SA	15,427	1,585
	Casino Guichard-Perrachon SA	13,889	1,569
	Sodexho Alliance SA	23,975	1,568
	Eramet SLN	1,460	1,443
	Publicis Groupe SA	42,484	1,371
	CNP Assurances	11,994	1,352
	Natixis	121,308	1,335
	Dassault Systemes SA	21,040	1,277
	Atos Origin SA	22,964	1,265
	Safran SA	60,106	1,159
	Klepierre	22,394	1,123
	SCOR SA	49,215	1,121
	Air France	44,770	1,068
	Neopost SA	9,029	952
	Aeroports de Paris (ADP)	9,443	881
	Valeo SA	24,587	787
	Wendel Investissement	7,759	786
	ICADE	6,689	780
	Eiffage SA	10,408	711
*	Eutelsat Communications	24,242	673
	Bureau Veritas SA	11,221	665
	Legrand SA	26,409	665
	Gecina SA	5,480	662
	Imerys SA	8,805	636
	Zodiac SA	11,592	530
	Societe Television Francaise 1	31,343	522
	PagesJaunes SA	32,769	479
	JCDecaux SA	17,390	441
	M6 Metropole Television	17,411	375
	Societe BIC SA	7,091	370
	Alcatel-Lucent ADR	701	4
			361,947
Germany (9.1%)
	E.On AG	188,162	37,923
	Siemens AG	258,810	28,692
	Allianz AG	134,151	23,598
	BASF AG	290,128	19,996
	Bayer AG	226,344	19,044
	Daimler AG (Registered)	273,272	16,950
	RWE AG	132,218	16,693
	Deutsche Telekom AG	843,341	13,823
	SAP AG	259,062	13,559
	Deutsche Bank AG	150,191	12,965

	Volkswagen AG	43,951	12,695
	Muenchener
	Rueckversicherungs-
	Gesellschaft AG
	(Registered)	61,203	10,735
	Deutsche Boerse AG	60,272	6,813
	ThyssenKrupp AG	107,699	6,756
	Deutsche Post AG	249,701	6,520
	K&S AG	10,688	6,154
	Linde AG	39,371	5,530
	Commerzbank AG	185,870	5,522
	Continental AG	46,436	4,780
	Volkswagen AG Pfd.	32,083	4,646
	Bayerische Motoren
	Werke AG	95,489	4,588
	Porsche AG	26,742	4,118
	Adidas AG	62,835	3,957
	Man AG	32,371	3,589
	Fresenius Medical Care AG	58,936	3,247
	Merck KGaA	18,415	2,617
	Salzgitter AG	12,886	2,361
	Metro AG	35,757	2,281
	Deutsche Postbank AG	25,671	2,257
	Henkel AG & Co. KGaA	55,664	2,212
	Beiersdorf AG	28,032	2,058
*	Infineon Technologies AG	232,959	2,022
	Fresenius AG Pfd.	21,969	1,898
*	Q-Cells AG	17,877	1,811
	Hypo Real Estate Holding AG	58,997	1,660
	TUI AG	67,659	1,566
	Deutsche Lufthansa AG	63,925	1,377
	Henkel KGaA	36,676	1,375
	Hochtief AG	11,830	1,200
	RWE AG Pfd.	11,105	1,117
	Solarworld AG	22,757	1,083
	HeidelbergCement AG	7,027	1,019
	Celesio AG	27,820	1,005
	Wacker Chemie AG	4,181	873
	Bilfinger Berger AG	9,861	855
	Hannover
	Rueckversicherung AG	15,872	782
	Puma AG	2,222	744
	Rheinmetall AG	9,727	702
	IVG Immobilien AG	33,527	660
*	United Internet AG	32,702	644
	Fraport AG	9,411	638
	Fresenius AS	6,967	603
	Bayerische Motoren Werke
	(BMW)	13,315	529

12

		Market
		Value•
	Shares	($000)
Hamburger Hafen und
Logistik AG	6,421	499
* Arcandor AG	27,586	321
ProSieben Sat.1 Media AG	20,037	200
		331,862
Greece (0.7%)
Alpha Credit Bank SA	111,388	3,372
National Bank of
Greece SA ADR	364,998	3,260
National Bank of Greece SA	59,899	2,696
Bank of Piraeus	94,892	2,583
Greek Organization of
Football Prognostics	65,112	2,278
EFG Eurobank Ergasias	94,091	2,240
Hellenic
Telecommunications
Organization SA ADR	142,397	1,695
Marfin Financial Group SA	202,114	1,599
GEA Group AG	43,154	1,524
Coca-Cola Hellenic
Bottling Co. SA	49,450	1,345
Public Power Corp.	32,330	1,121
Titan Cement Co. SA	18,480	734
Hellenic
Telecommunications
Organization SA	21,242	535
Hellenic Petroleum SA	36,190	497
		25,479
Hong Kong (2.1%)
Hutchison Whampoa Ltd.	631,512	6,368
Cheung Kong Holdings Ltd.	421,500	5,700
Sun Hung Kai
Properties Ltd.	419,064	5,697
CLP Holdings Ltd.	595,932	5,111
Hang Seng Bank Ltd.	232,243	4,904
Hong Kong Exchanges &
Clearing Ltd.	308,500	4,519
Esprit Holdings Ltd.	312,472	3,254
Hong Kong &
China Gas Co., Ltd.	1,220,433	2,904
Boc Hong Kong
Holdings Ltd.	1,093,000	2,897
Swire Pacific Ltd. A Shares	260,088	2,662
Hong Kong Electric
Holdings Ltd.	426,100	2,550
Bank of East Asia Ltd.	434,549	2,363
Henderson Land
Development Co. Ltd.	343,006	2,145
Hang Lung Properties Ltd.	651,810	2,093
Li & Fung Ltd.	684,835	2,066
Wharf Holdings Ltd.	442,741	1,854
New World
Development Co., Ltd.	732,750	1,497
MTR Corp.	389,000	1,225
Kerry Properties Ltd.	216,000	1,136
Hang Lung
Development Co., Ltd.	245,000	1,093
Shangri-La Asia Ltd.	422,510	990

	Sino Land Co.	477,000	949
	Kingboard Chemical
	Holdings Ltd.	181,500	838
	Wheelock and Co. Ltd.	304,000	817
	Wing Hang Bank Ltd.	56,000	742
	PCCW Ltd.	1,197,000	725
	Cathay Pacific Airways Ltd.	378,770	721
*	Hutchison
	Telecommunications
	International Ltd.	505,000	715
	Pacific Basin Shipping Ltd.	458,000	655
	Cheung Kong Infrastructure
	Holdings Ltd.	154,000	652
	Hopewell Holdings Ltd.	172,000	611
*	Foxconn International
	Holdings Ltd.	615,000	597
	NWS Holdings Ltd.	225,000	588
	Hysan
	Development Co., Ltd.	208,000	572
	Yue Yuen Industrial
	(Holdings) Ltd.	183,000	435
	Television Broadcasts Ltd.	75,000	433
	ASM Pacific Technology Ltd.	53,300	403
*	CITIC International Financial
	Holdings Ltd.	470,000	360
	Orient Overseas
	International Ltd.	69,300	347
	Shun Tak Holdings Ltd.	364,000	341
*	Genting International PLC	764,000	326
	Hong Kong Aircraft &
	Engineering Co., Ltd.	19,600	302
	Lifestyle International
	Holdings, Ltd.	202,000	284
	Lee & Man Paper
	Manufacturing Ltd.	171,200	255
	C C Land Holdings Ltd.	371,000	231
			75,927
Ireland (0.6%)
*	Elan Corp. PLC	144,663	5,116
	CRH PLC	163,310	4,746
	Allied Irish Banks PLC	268,684	4,141
	Bank of Ireland	304,682	2,628
	Anglo Irish Bank Corp. PLC	212,360	1,981
	Kerry Group PLC A Shares	42,584	1,257
	Irish Life & Permanent PLC	88,711	913
*	Ryanair Holdings PLC	119,461	526
	Smurfit Kappa Group PLC	42,625	347
			21,655

13

		Market
		Value•
	Shares	($000)
Italy (3.8%)
Eni SpA	777,463	28,883
Unicredit SpA	3,352,551	20,393
Intesa Sanpaolo SpA	2,304,178	13,099
Enel SpA	1,299,369	12,326
Assicurazioni Generali SpA	315,431	12,055
Telecom Italia SpA	3,022,771	6,046
Unione Di Banche
Italiane ScpA	186,073	4,348
Fiat SpA	217,807	3,545
Saipem SpA	74,337	3,474
Banco Popolare SpA	189,006	3,339
Telecom Italia SpA RNC	1,875,515	3,028
Mediobanca Banca di
Credito Finanziaria SpA	151,761	2,572
Atlantia SpA	80,572	2,434
Finmeccanica SpA	93,052	2,433
Banca Monte dei Paschi di
Siena SpA	615,575	1,735
Terna SpA	384,492	1,625
Snam Rete Gas SpA	236,374	1,611
A2A SpA	389,847	1,423
Parmalat SpA	542,114	1,410
Mediaset SpA	211,091	1,388
Intesa Sanpaolo SpA
Non Convertible Risp.	267,192	1,377
Alleanza Assicurazioni SpA	122,835	1,329
Banca Popolare di
Milano SpA	131,102	1,224
Luxottica Group SpA	37,698	880
Prysmian SpA	34,079	860
Fondiari-Sai SpA	24,092	794
Lottomatica SpA	22,905	683
IFIL Investments SpA	104,275	674
Pirelli & C. Accomandita
per Azioni SpA	946,078	649
Banca Carige SpA	183,371	645
Unipol Gruppo
Finanziario SpA Pfd.	280,822	540
* Autogrill SpA	39,674	474
Bulgari SpA	47,054	473
Italcementi SpA	28,505	472
Unipol Gruppo
Finanziario SpA	161,421	379
Mediolanum SpA	79,943	331
Italcementi SpA Risp.	25,236	293
Pirelli & C. RNC	725	—
		139,244
Japan (21.5%)
Toyota Motor Corp.	807,887	38,136
Mitsubishi UFJ
Financial Group	3,067,480	27,109
Nintendo Co.	29,600	16,785
Honda Motor Co., Ltd.	490,200	16,729
Canon, Inc.	317,533	16,345
Sumitomo Mitsui
Financial Group, Inc.	1,962	14,750
Mizuho Financial Group, Inc.	2,870	13,354

Mitsubishi Corp.	402,750	13,271
Sony Corp.	298,600	13,089
Takeda
Pharmaceutical Co. Ltd.	251,194	12,776
Matsushita Electric
Industrial Co., Ltd.	555,153	11,877
Mitsui & Co., Ltd.	513,000	11,322
Tokyo Electric Power Co.	367,670	9,467
East Japan Railway Co.	1,028	8,373
Nippon Steel Corp.	1,537,970	8,335
Millea Holdings, Inc.	210,900	8,220
Mitsubishi Estate Co., Ltd.	358,000	8,196
JFE Holdings, Inc.	157,300	7,931
Nomura Holdings Inc.	531,900	7,877
Nippon Telegraph and
Telephone Corp.	1,562	7,707
Shin-Etsu Chemical Co., Ltd.	121,500	7,540
Komatsu Ltd.	266,600	7,445
Hitachi Ltd.	1,008,000	7,259
NTT DoCoMo, Inc.	4,843	7,103
Seven and
I Holdings Co., Ltd.	244,020	6,987
Toshiba Corp.	914,000	6,743
Mitsubishi Electric Corp.	584,000	6,316
Astellas Pharma Inc.	147,414	6,269
Daiichi Sankyo Co., Ltd.	208,463	5,743
Nissan Motor Co., Ltd.	685,800	5,696
Japan Tobacco, Inc.	1,335	5,694
Fanuc Co., Ltd.	58,000	5,672
Mitsui Fudosan Co., Ltd.	255,000	5,458
Kansai Electric
Power Co., Inc.	232,750	5,453
KDDI Corp.	857	5,303
Central Japan Railway Co.	479	5,280
Sumitomo Metal
Industries Ltd.	1,161,000	5,112
Denso Corp.	145,600	5,015
Fuji Photo Film Co., Ltd.	145,100	4,998
Mitsui OSK Lines Ltd.	348,000	4,963
Sharp Corp.	300,000	4,890
Chubu Electric Power Co.	197,200	4,817
Itochu Corp.	447,000	4,766
Kyocera Corp.	49,400	4,660
Mitsubishi Heavy
Industries Ltd.	951,000	4,542
Sumitomo Corp.	329,600	4,330
Fujitsu Ltd.	559,000	4,151
Marubeni Corp.	488,000	4,070
Kao Corp.	154,401	4,053
Daikin Industries Ltd.	78,500	3,969

14

			Market
			Value•
		Shares	($000)
	Kirin Brewery Co., Ltd.	242,000	3,784
	Daiwa Securities Group Inc.	409,000	3,761
	Softbank Corp.	221,900	3,742
	Ricoh Co.	200,000	3,620
*	Mitsui Sumitomo Insurance
	Group Holdings, Inc.	104,164	3,600
	Asahi Glass Co., Ltd.	296,035	3,584
	T & D Holdings, Inc.	58,090	3,583
	Nippon Yusen Kabushiki
	Kaisha Co.	340,000	3,275
	Inpex Holdings, Inc.	255	3,220
	NEC Corp.	592,400	3,110
	Nikon Corp.	106,000	3,103
	Secom Co., Ltd.	63,500	3,093
	Murata
	Manufacturing Co., Ltd.	65,500	3,090
	Sumitomo Chemical Co.	468,000	2,948
	Tokyo Gas Co., Ltd.	725,000	2,929
	Sumitomo Trust &
	Banking Co., Ltd.	418,000	2,920
	Tokyo Electron Ltd.	50,600	2,918
	Tohoku Electric Power Co.	132,300	2,882
	Bridgestone Corp.	187,631	2,878
	Hoya Corp.	123,400	2,858
	Sumitomo Electric
	Industries Ltd.	220,400	2,799
	Dai-Nippon Printing Co., Ltd.	188,000	2,768
	Keyence Corp.	11,571	2,758
	West Japan Railway Co.	534	2,621
	Eisai Co., Ltd.	73,500	2,596
	Terumo Corp.	50,200	2,569
	Nippon Oil Corp.	381,000	2,567
	Suzuki Motor Corp.	107,600	2,548
	Konica Minolta
	Holdings, Inc.	149,500	2,532
	Olympus Corp.	74,000	2,509
	Sumitomo Metal Mining Co.	164,000	2,509
	Bank of Yokohama Ltd.	362,000	2,503
	Sompo Japan Insurance Inc.	260,000	2,445
	Resona Holdings Inc.	1,584	2,433
	Kyushu Electric
	Power Co., Inc.	113,700	2,379
	Kubota Corp.	330,000	2,372
	Aeon Co., Ltd.	190,773	2,362
	Shiseido Co., Ltd.	103,000	2,360
	Sumitomo Realty &
	Development Co.	118,000	2,347
	Osaka Gas Co., Ltd.	626,000	2,296
	TDK Corp.	37,400	2,238
	Nidec Corp.	33,500	2,231
	Kobe Steel Ltd.	777,000	2,225
	Toray Industries, Inc.	411,000	2,206
	Mitsubishi Chemical
	Holdings Corp.	376,000	2,189
	Asahi Breweries Ltd.	116,900	2,185
	Japan Steel Works Ltd.	110,513	2,149
*	Mitsubishi Motors Corp.	1,102,000	2,006
	Ajinomoto Co., Inc.	211,000	1,999

Aisin Seiki Co., Ltd.	60,200	1,978
Shizuoka Bank Ltd.	192,000	1,962
Yamada Denki Co., Ltd.	27,420	1,954
Nippon Electric
Glass Co., Ltd.	109,500	1,903
Shionogi & Co., Ltd.	95,000	1,881
SMC Corp.	17,100	1,877
Isuzu Motors Ltd.	387,000	1,864
Toppan Printing Co., Ltd.	169,000	1,862
Nitto Denko Corp.	47,900	1,841
Chugoku Electric
Power Co., Ltd.	85,700	1,829
Asahi Kasei Corp.	343,000	1,798
Rohm Co., Ltd.	30,800	1,778
Yahoo Japan Corp.	4,605	1,774
Kawasaki Kisen Kaisha Ltd.	188,000	1,767
Tokyu Corp.	337,000	1,749
Yamato Holdings Co., Ltd.	125,000	1,745
Nippon Mining Holdings Inc.	277,000	1,739
NGK Insulators Ltd.	87,000	1,696
Chiba Bank Ltd.	241,000	1,692
Kintetsu Corp.	520,190	1,632
Nipponkoa
Insurance Co., Ltd.	187,000	1,624
Shikoku Electric Power	58,000	1,595
Toyota Tsusho Corp.	67,293	1,579
Electric Power
Development Co., Ltd.	42,140	1,565
Hankyu Corp.	372,304	1,564
Ono Pharmaceutical Co., Ltd.	27,400	1,511
Mitsui Trust Holding Inc.	253,100	1,508
Mazda Motor Corp.	288,000	1,499
Fast Retailing Co., Ltd.	15,400	1,461
Daiwa House
Industry Co., Ltd.	155,000	1,459
Omron Corp.	67,500	1,457
Ibiden Co., Ltd.	39,600	1,442
Makita Corp.	35,000	1,432
NTT Data Corp.	365	1,429
JGC Corp.	72,000	1,418
Mitsubishi Materials Corp.	331,000	1,416
JS Group Corp.	86,912	1,384
Sekisui House Ltd.	144,859	1,354
Hokuriku Electric Power Co.	55,900	1,329
Dentsu Inc.	626	1,328
Kuraray Co., Ltd.	111,000	1,324
Odakyu Electric Railway Co.	203,000	1,319
OJI Paper Co., Ltd.	278,000	1,307
Hokkaido Electric
Power Co., Ltd.	62,900	1,281

15

			Market
			Value•
		Shares	($000)
	Daito Trust
	Construction Co., Ltd.	26,000	1,261
	Tobu Railway Co., Ltd.	261,000	1,237
	Nippon Express Co., Ltd.	256,000	1,229
	Yamaha Motor Co., Ltd.	64,200	1,202
	Stanley Electric Co.	49,200	1,193
	Kurita Water Industries Ltd.	31,800	1,180
	Sojitz Holdings Corp.	346,800	1,157
	NSK Ltd.	132,000	1,157
	Trend Micro Inc.	35,000	1,154
	Sankyo Co., Ltd.	17,700	1,153
	Kawasaki Heavy
	Industries Ltd.	428,000	1,143
*	Isetan Mitsukoshi
	Holdings Ltd.	106,740	1,143
	Sumitomo Heavy
	Industries Ltd.	166,000	1,126
*	Elpida Memory Inc.	35,100	1,126
	Seiko Epson Corp.	40,900	1,124
	Chugai
	Pharmaceutical Co., Ltd.	69,318	1,108
	Credit Saison Co., Ltd.	52,600	1,103
	Yamaha Corp.	56,900	1,100
	Joyo Bank Ltd.	224,000	1,091
*	Sanyo Electric Co., Ltd.	464,000	1,079
	Lawson Inc.	22,100	1,077
	Hokuhoku Financial
	Group, Inc.	371,100	1,076
	JSR Corp.	53,300	1,059
	Rakuten, Inc.	2,096	1,058
	Bank of Kyoto Ltd.	101,000	1,056
	Matsushita Electric
	Works, Ltd.	103,000	1,051
	Hirose Electric Co., Ltd.	10,400	1,045
	Mitsui Chemicals, Inc.	207,000	1,022
	Advantest Corp.	48,300	1,018
	Benesse Corp.	25,000	1,013
	Konami Corp.	28,700	1,004
	JTEKT Corp.	63,100	1,002
	Nippon Sheet Glass Co., Ltd.	202,000	1,001
	Tanabe Seiyaku Co., Ltd.	76,000	997
	The Suruga Bank, Ltd.	76,000	990
	Fukuoka Financial Group, Inc.	218,800	989
	Teijin Ltd.	288,000	988
	Ube Industries Ltd.	278,000	985
	Sony Financial Holdings, Inc.	244	982
	Keio Electric
	Railway Co., Ltd.	192,000	972
	Kajima Corp.	275,000	962
	Sekisui Chemical Co.	141,000	962
	Fuji Heavy Industries Ltd.	196,000	962
	Shinsei Bank, Ltd.	280,014	960
	The Hachijuni Bank Ltd.	146,600	951
	Toyo Seikan Kaisha Ltd.	53,700	948
	Yamaguchi Financial
	Group, Inc.	68,000	941
	Shimizu Corp.	197,000	934
	Furukawa Electric Co.	214,000	932

Nissin Food
Products Co., Ltd.	27,700	929
Shimano, Inc.	18,400	925
Mitsubishi Gas Chemical Co.	128,000	922
Ohbayashi Corp.	203,000	920
Gunma Bank Ltd.	138,000	920
Sumco Corp.	41,460	919
Showa Denko K.K.	341,000	905
Brother Industries Ltd.	65,600	905
Casio Computer Co.	79,400	903
MEDICEO Holdings Co., Ltd.	48,900	901
Toho Gas Co., Ltd.	164,000	899
Takashimaya Co.	98,860	898
Keihin Electric Express
Railway Co., Ltd.	143,000	886
NTN Corp.	132,000	880
Nomura Research
Institute, Ltd.	37,500	879
Oriental Land Co., Ltd.	14,600	872
Amada Co., Ltd.	110,000	870
Tokyu Land Corp.	152,000	866
TonenGeneral Sekiyu K.K.	95,000	863
Mitsubishi UFJ Lease &
Finance Company Ltd.	19,530	849
Nisshin Steel Co.	246,000	837
Hitachi Construction
Machinery Co.	29,400	824
Citizen Watch Co., Ltd.	107,800	822
Uni-Charm Corp.	11,500	818
SBI Holdings, Inc.	3,700	810
Hisamitsu
Pharmaceutical Co. Inc.	18,500	806
All Nippon Airways Co., Ltd.	214,000	800
The Chugoku Bank, Ltd.	55,000	799
Toho Co., Ltd.	39,000	797
The Iyo Bank, Ltd.	68,000	796
THK Co., Inc.	40,600	790
Kyowa Hakko Kogyo Co.	77,000	789
Yakult Honsha Co., Ltd.	27,600	778
77 Bank Ltd.	123,000	773
Namco Bandai Holdings Inc.	68,200	773
Taisei Corp.	320,000	763
IHI Corp.	375,000	760
The Hiroshima Bank, Ltd.	170,200	759
Daihatsu Motor Co., Ltd.	65,000	745
The Nishi-Nippon City
Bank, Ltd.	247,000	737
J. Front Retailing Co., Ltd.	138,200	732
Mizuho Trust &
Banking Co., Ltd.	418,000	721

16

			Market
			Value•
		Shares	($000)
	FamilyMart Co., Ltd.	17,500	716
	Shimadzu Corp.	71,000	708
	Mitsui Engineering &
	Shipbuilding Co., Ltd.	223,000	707
	Taisho Pharmaceutical Co.	38,000	707
	Marui Co., Ltd.	90,700	706
	Hitachi Metals Ltd.	43,000	706
	Acom Co., Ltd.	22,770	705
	Yokogawa Electric Corp.	75,700	694
	Sapporo Hokuyo
	Holdings, Inc.	102	690
	Susuken Co., Ltd.	18,660	689
	Nisshin Seifun Group Inc.	53,900	677
	Aioi Insurance Co., Ltd.	126,000	673
	Dowa Mining Co., Ltd.	92,000	672
	Fuji Electric
	Holdings Co., Ltd.	190,000	672
	Nippon Paper Group, Inc.	243	665
	Yaskawa Electric Corp.	67,000	658
*	Japan Airlines System Co.	312,000	655
	AEON Mall Co., Ltd.	22,100	654
	Nippon Meat Packers, Inc.	48,000	650
	Tokyo Tatemono Co., Ltd.	99,000	641
	Leopalace21 Corp.	44,300	636
	Toto Ltd.	90,000	634
	Nippon Sanso Corp.	75,000	626
	Showa Shell Sekiyu K.K.	56,800	624
	Yamato Kogyo Co., Ltd.	12,700	606
	Promise Co., Ltd.	21,567	603
	Taiheiyo Cement Corp.	299,000	601
	NGK Spark Plug Co.	52,000	599
	Haseko Corp.	445,922	597
*	DeNA Co., Ltd.	101	595
	Idemitsu Kosan Co. Ltd.	6,609	588
	USS Co., Ltd.	8,810	582
	Santen
	Pharmaceutical Co., Ltd.	23,100	580
	Alfresa Holdings Corp.	8,100	580
	Hitachi Chemical Co., Ltd.	27,900	576
	Tosoh Corp.	140,000	573
	Alps Electric Co., Ltd.	55,000	569
	Mitsubishi Rayon Co., Ltd.	179,000	565
	Kaneka Corp.	82,000	559
	Jupiter
	Telecommunications Co., Ltd.	711	552
	Nitori Co., Ltd.	10,700	550
	Mitsui Mining &
	Smelting Co., Ltd.	186,000	549
	Shinko Securities Co., Ltd.	185,000	545
	Toyo Suisan Kaisha, Ltd.	24,000	543
	Cosmo Oil Co., Ltd.	149,000	540
	Takefuji Corp.	38,710	539
	Kamigumi Co., Ltd.	71,000	538
	NOK Corp.	33,800	538
	Minebea Co., Ltd.	94,000	538
	Kikkoman Corp.	44,000	538
	Ushio Inc.	32,400	531
	Keisei Electric

	Railway Co., Ltd.	103,000	527
	Toyota Boshoku Corp.	19,100	512
	Square Enix Co., Ltd.	17,300	512
	Mabuchi Motor Co.	9,400	511
	Toyoda Gosei Co., Ltd.	17,200	503
	Sega Sammy Holdings Inc.	56,088	491
	Dai-Nippon Ink &
	Chemicals, Inc.	168,000	488
	Sumitomo Rubber
	Industries Ltd.	65,100	487
	Daido Steel Co., Ltd.	87,000	487
	Mitsumi Electric Co., Ltd.	21,800	486
	Sapporo Holdings Ltd.	69,000	483
	Uny Co., Ltd.	49,000	483
	Nissan Chemical
	Industries, Ltd.	39,000	480
	Asics Corp.	43,596	477
	Nisshinbo Industries, Inc.	40,000	476
	Maruichi Steel Tube Ltd.	15,100	473
	Denki Kagaku Kogyo K.K.	126,000	467
	CSK Corp.	23,100	455
	Canon Sales Co. Inc.	25,600	450
	Tokuyama Corp.	60,000	447
	NHK Spring Co.	56,000	447
*	Mitsubishi
	UFL NiCOS Co., Ltd.	135,000	447
	JAFCO Co., Ltd.	12,900	442
	Onward Kashiyama Co., Ltd.	42,000	442
	Hino Motors, Ltd.	69,000	429
	Nomura Real Estate
	Holdings Inc.	20,200	427
	Hitachi
	High-Technologies Corp.	18,351	426
	Oracle Corp. Japan	10,300	420
	SBI E*Trade
	Securities Co., Ltd.	537	419
	Mitsubishi Logistics Corp.	38,000	416
	Kansai Paint Co., Ltd.	60,000	415
	Aozora Bank, Ltd.	179,000	409
	Daicel Chemical
	Industries Ltd.	72,000	406
	Hakuhodo DY Holdings Inc.	7,400	395
	Coca-Cola West
	Japan Co., Ltd.	16,900	394
	Okuma Corp.	39,373	392
	Yamazaki Baking Co., Ltd.	35,000	385
	Pioneer Corp.	47,600	383
	Kinden Corp.	37,000	374
	Meiji Dairies Corp.	72,000	369
	Aeon Credit Service Co. Ltd.	29,310	367

17

			Market
			Value•
		Shares	($000)
	Shimamura Co., Ltd.	5,900	364
	Tokai Rika Co., Ltd.	16,800	348
	Dai Nippon
	Pharmaceutical Co., Ltd.	43,000	348
	Tokyo Steel
	Manufacturing Co.	29,000	336
	Aiful Corp.	27,850	322
	Shinko Electric
	Industries Co., Ltd.	25,173	312
	Obic Co., Ltd.	1,800	303
*	NEC Electronics Corp.	12,100	302
	Hikari Tsushin, Inc.	8,500	280
	Otsuka Corp.	4,060	280
	Itochu Techno-Science Corp.	8,000	260
	Tokyo Broadcasting
	System, Inc.	13,100	249
	Fuji Television Network, Inc.	158	239
	Osaka Titanium
	Technologies Co.	4,514	237
	Ito En, Ltd.	14,500	228
	Toho Titanium Co., Ltd.	6,222	122
*	Dowa Mining Co., Ltd.
	Rights Exp. 1/29/10	32,000	12
			782,874
Luxembourg (0.9%)
	ArcelorMittal	260,196	25,571
	SES Global Fiduciary
	Depositary Receipts	85,736	2,166
	Millicom International
	Cellular SA	20,400	2,100
	Acergy SA	58,855	1,311
			31,148
Netherlands (2.7%)
	ING Groep NV	570,856	18,049
	Unilever NV	490,143	13,861
	Koninklijke (Royal)
	Philips Electronics NV	326,656	11,062
	Koninklijke KPN NV	557,471	9,531
	Akzo Nobel NV	82,497	5,646
	Aegon NV	421,199	5,537
	Koninklijke Ahold NV	363,278	4,870
	TNT NV	117,154	3,987
	Heineken NV	72,119	3,673
	ASML Holding NV	127,726	3,126
	Reed Elsevier NV	175,203	2,932
	Koninklijke DSM NV	43,098	2,526
	European Aeronautic
	Defence and Space Co.	103,427	1,949
	Wolters Kluwer NV	82,438	1,919
	SBM Offshore NV	45,699	1,682
	Fugro NV	17,755	1,512
	Heineken Holding NV	30,179	1,381
	Randstad Holding NV	32,419	1,128
	Corio NV	14,011	1,091
	SNS Reaal	42,876	828
*	TomTom NV	17,325	495
			96,785
New Zealand (0.1%)

	Telecom Corp. of
	New Zealand Ltd.	573,768	1,559
	Fletcher Building Ltd.	170,347	824
	Auckland International
	Airport Ltd.	339,082	504
	Contact Energy Ltd.	70,565	429
	Sky City Entertainment
	Group Ltd.	118,635	277
			3,593
Norway (1.1%)
	StatoilHydro ASA	384,041	14,328
	Yara International ASA	57,752	5,100
	Telenor ASA	255,526	4,797
	Orkla ASA	255,389	3,272
	Norsk Hydro ASA	217,230	3,168
	DnB NOR ASA	217,080	2,758
	SeaDrill Ltd.	88,459	2,700
	Petroleum Geo-Services
	ASA	54,620	1,338
	Aker Solutions ASA	53,465	1,260
*	Renewable Energy Corp.
	ASA	44,974	1,161
	Storebrand ASA	130,700	968
			40,850
Portugal (0.3%)
	Electricidade de Portugal SA	569,578	2,962
	Portugal Telecom SGPS SA	212,144	2,400
	Banco Comercial
	Portugues SA	661,268	1,426
	Banco Espirito Santo SA	69,264	1,077
	Brisa-Auto Estradas de
	Portugal SA	84,445	973
	Zon Multimedia Servicos de
	Telecomunicacoes e
	Multimedia SGPS SA	56,073	465
	Cimpor-Cimento de
	Portugal SA	67,799	455
	Banco BPI SA	94,849	391
	Sonae SGPS SA	264,968	317
			10,466
Singapore (1.2%)
	Singapore
	Telecommunications Ltd.	2,413,290	6,433
	United Overseas Bank Ltd.	372,504	5,114
	DBS Group Holdings Ltd.	350,082	4,871
	Oversea-Chinese
	Banking Corp., Ltd.	766,300	4,616
	Keppel Corp., Ltd.	362,276	2,972
	Capitaland Ltd.	530,000	2,227

18

			Market
			Value•
		Shares	($000)
	Singapore Airlines Ltd.	171,710	1,858
	Singapore Press
	Holdings Ltd.	481,250	1,505
	Singapore Exchange Ltd.	272,000	1,388
	City Developments Ltd.	160,000	1,281
	Golden Agri-Resources Ltd.	1,582,000	1,044
	Fraser & Neave Ltd.	296,650	990
	Wilmar International Ltd.	231,000	858
	Sembcorp Industries Ltd.	274,660	843
	Noble Group Ltd.	429,200	751
	Singapore Technologies
	Engineering Ltd.	362,906	735
	Cosco Corp. Singapore Ltd.	307,000	724
	ComfortDelGro Corp. Ltd.	646,000	714
	Parkway Holdings Ltd.	395,760	675
	SembCorp Marine Ltd.	221,600	661
	Olam International Ltd.	330,200	589
	Venture Corp. Ltd.	79,000	572
	United Overseas Land Ltd.	191,750	478
	Keppel Land Ltd.	128,000	467
	Neptune Orient Lines Ltd.	191,000	454
	Jardine Cycle N Carriage Ltd.	35,037	439
	Yanlord Land Group Ltd.	188,000	257
			43,516
Spain (4.1%)
	Banco Santander Central
	Hispano SA	1,868,638	34,092
	Telefonica SA	1,283,112	33,956
	Banco Bilbao Vizcaya
	Argentaria SA	1,066,590	20,323
	Iberdrola SA	1,039,253	13,847
	Repsol YPF SA	222,187	8,720
	Banco Popular Espanol SA	244,874	3,374
	ACS, Actividades de
	Contruccion y
	Servisios, SA	56,999	2,852
	Industria de
	Diseno Textil SA	62,197	2,851
	Gamesa Corporacion
	Tecnologica SA	57,533	2,817
	Banco de Sabadell SA	260,946	2,200
	Gas Natural SDG SA	35,987	2,090
	Union Fenosa SA	35,555	2,066
	Abertis Infraestructuras SA	84,404	1,997
	Red Electrica de
	Espana SA	30,025	1,949
	Acciona SA	7,949	1,879
*	Iberdrola Renovables	236,167	1,819
	Criteria Caixacorp SA	237,511	1,417
	Enagas SA	48,931	1,381
	Grupo Ferrovial SA	20,423	1,258
	Acerinox SA	47,934	1,100
	Grifols SA	34,131	1,087
	Corporacion Mapfre SA	181,542	867
	Bankinter SA	70,584	801
	Cintra Concesiones de
	Infraestructuras de
	Transport SA	66,838	746

	Indra Sistemas, SA	27,972	725
	Fomento de Construc y
	Contra SA	12,026	711
	Zardoya Otis SA	33,699	697
	Sacyr Vallehermoso SA	20,607	629
	Promotora de
	Informaciones SA	34,604	369
	Gestevision Telecinco SA	28,266	360
	Iberia (Linea Aerea Espana)	124,480	296
			149,276
Sweden (2.1%)
	Telefonaktiebolaget LM
	Ericsson AB Class B	881,763	9,169
	Nordea Bank AB	625,274	8,568
	Hennes & Mauritz AB
	B Shares	151,446	8,171
	TeliaSonera AB	670,997	4,961
	Sandvik AB	299,016	4,063
	Volvo AB B Shares	333,600	4,062
	Svenska Handelsbanken AB
	A Shares	143,270	3,394
	Atlas Copco AB A Shares	207,914	3,041
	Skandinaviska Enskilda
	Banken AB A Shares	144,424	2,664
	Svenska Cellulosa AB
	B Shares	164,130	2,309
	Swedbank AB A Shares	105,200	2,021
	SKF AB B Shares	122,080	1,903
	SSAB Svenskt Stal AB
	Series A	57,589	1,847
	Tele2 AB B Shares	87,188	1,695
	Alfa Laval AB	108,000	1,668
	Atlas Copco AB B Shares	125,180	1,655
	Swedish Match AB	76,231	1,554
	Skanska AB B Shares	108,268	1,544
	Scania AB B Shares	104,886	1,428
	Getinge AB B Shares	56,600	1,380
	Assa Abloy AB	88,800	1,278
	Securitas AB B Shares	104,140	1,205
	Electrolux AB Series B	84,136	1,069
*	Lundin Petroleum AB	61,500	905
	Modern Times Group AB
	B Shares	14,950	875
	SSAB Svenskt Stal AB
	Series B	23,708	670
	Husqvarna AB B Shares	76,436	665
	Boliden AB	80,379	649
	Holmen AB	19,796	579
			74,992

19

			Market
			Value•
		Shares	($000)
Switzerland (7.1%)
	Nestle SA (Registered)	1,172,490	52,838
	Novartis AG (Registered)	692,106	38,088
	Roche Holdings AG	209,697	37,698
*	ABB Ltd.	654,861	18,536
*	UBS AG	874,658	18,226
	Credit Suisse Group
	(Registered)	312,471	14,223
	Zurich Financial
	Services AG	43,423	11,067
	Syngenta AG	31,495	10,204
	Cie. Financiere
	Richemont AG	156,451	8,682
	Swiss Re (Registered)	104,371	6,919
	Holcim Ltd. (Registered)	63,093	5,100
	Julius Baer Holding, Ltd.	61,057	4,095
	Swiss Life Holding	10,986	2,922
	Swatch Group AG (Bearer)	9,882	2,457
	Swisscom AG	7,204	2,399
	Synthes, Inc.	16,550	2,276
	Lonza AG (Registered)	15,396	2,128
	SGS Societe Generale de
	Surveillance Holding SA
	(Registered)	1,314	1,874
	Adecco SA (Registered)	36,936	1,826
	Geberit AG	11,170	1,640
	Givaudan SA	1,806	1,610
	Baloise Holdings AG	14,050	1,474
*	Actelion Ltd.	27,209	1,451
	Kuehne &
	Nagel International AG	14,911	1,411
	Nobel Biocare Holding AG	39,862	1,296
*	Logitech International SA	47,761	1,277
	Schindler Holding AG
	(Bearer Participation
	Certificates)	17,146	1,274
	Sonova Holding AG	12,768	1,054
	Sulzer AG (Registered)	7,886	996
	Swatch Group AG
	(Registered)	18,182	848
	Lindt & Spruengli AG	220	606
	EFG International	18,767	511
*	OC Oerlikon Corp AG	1,805	498
	Straumann Holding AG	2,083	498
*	UBS AG
	(New York Shares)	2,095	43
			258,045
United Kingdom (21.9%)
	BP PLC	5,621,779	65,160
	HSBC Holdings PLC	3,530,627	54,363
	Vodafone Group PLC	15,846,324	46,688
	GlaxoSmithKline PLC	1,633,405	36,108
	Rio Tinto PLC	297,748	35,857
	Royal Dutch Shell PLC
	Class B	822,648	32,941
	Anglo American PLC	394,307	27,694
	BG Group PLC	1,000,506	26,001
	BHP Billiton PLC	660,668	25,337

	Royal Dutch Shell PLC
	Class A	573,854	23,523
	Royal Bank of
	Scotland Group PLC	4,801,371	20,440
	Royal Dutch Shell PLC
	Class A
	(Amsterdam Shares)	488,199	19,964
	AstraZeneca Group PLC	434,921	18,492
	Tesco PLC	2,334,051	17,072
	British American
	Tobacco PLC	450,306	15,533
	Xstrata PLC	188,189	14,991
	Diageo PLC	770,886	14,124
	Standard Chartered PLC	414,781	11,746
	Barclays PLC	1,969,680	11,175
	Imperial Tobacco
	Group PLC	300,010	11,145
	Unilever PLC	385,401	10,950
	Lloyds TSB Group PLC	1,669,634	10,244
	National Grid Transco PLC	757,170	9,925
	BT Group PLC	2,370,612	9,392
	BAE Systems PLC	1,046,725	9,187
	Reckitt Benckiser
	Group PLC	179,386	9,060
	Prudential PLC	732,225	7,723
	Aviva PLC	775,386	7,687
	Scottish &
	Southern Energy PLC	261,900	7,297
	Centrica PLC	1,110,571	6,831
	HBOS PLC	1,243,954	6,810
	Man Group PLC	521,994	6,448
	SABMiller PLC	268,250	6,129
*	Cadbury PLC	382,966	4,804
	British Energy Group PLC	314,247	4,421
	Compass Group PLC	535,086	4,025
	Tullow Oil PLC	209,083	3,973
	International Power PLC	461,711	3,955
	Reed Elsevier PLC	337,468	3,846
	Rolls-Royce Group PLC	558,827	3,777
	Legal & General Group PLC	1,888,717	3,748
	United Utilities PLC	268,920	3,659
	Morrison
	Supermarkets PLC	680,719	3,589
	Land Securities Group PLC	142,831	3,486
	WPP Group PLC	345,298	3,300
	British Sky Broadcasting
	Group PLC	347,228	3,254
	Marks &
	Spencer Group PLC	494,745	3,217

20

			Market
			Value•
		Shares	($000)
	Pearson PLC	250,227	3,049
	Smith & Nephew PLC	277,733	3,047
	Old Mutual PLC	1,553,885	2,853
	Lonmin PLC	44,628	2,816
	Smiths Group PLC	121,598	2,620
	Capita Group PLC	190,554	2,599
*	Cairn Energy PLC	40,187	2,579
*	Shire Ltd.	156,179	2,553
	Standard Life PLC	611,329	2,541
	Johnson Matthey PLC	67,264	2,461
*	Eurasian Natural
	Resources Corp.	90,154	2,375
	Experian Group Ltd.	320,819	2,373
	Royal & Sun Alliance
	Insurance Group PLC	905,165	2,253
	British Land Co., PLC	159,649	2,245
	Cable and Wireless PLC	690,232	2,063
	3i Group PLC	120,885	1,977
	J. Sainsbury PLC	311,698	1,968
	Severn Trent PLC	74,042	1,884
	Amec PLC	104,090	1,834
	Kazakhmys PLC	56,488	1,781
	ICAP PLC	164,288	1,760
	The Sage Group PLC	416,907	1,726
	Vedanta Resources PLC	39,856	1,721
	Kingfisher PLC	756,660	1,678
*	Thomson Reuters PLC	62,135	1,657
	Hammerson PLC	92,962	1,647
	Carnival PLC	51,837	1,646
	Wolseley PLC	207,752	1,548
	FirstGroup PLC	149,832	1,545
	Associated British
	Foods PLC	97,765	1,473
	Cobham PLC	368,036	1,445
	Antofagasta PLC	107,603	1,399
	Liberty International PLC	81,356	1,388
	Group 4 Securicor PLC	343,443	1,379
	Bunzl PLC	106,075	1,378
	Friends Provident PLC	673,518	1,362
	Rexam PLC	176,449	1,355
	Burberry Group PLC	140,253	1,261
	Next PLC	64,112	1,232
	Home Retail Group	278,345	1,203
	Rentokil Initial PLC	606,732	1,195
	Whitbread PLC	48,555	1,184
	Tate & Lyle PLC	148,973	1,174
	Serco Group PLC	130,594	1,159
*	Invensys PLC	216,832	1,120
	Enterprise Inns PLC	138,184	1,112
	Segro PLC	140,578	1,099
	Balfour Beatty PLC	127,716	1,074
	InterContinental Hotels
	Group PLC	80,426	1,072
	LogicaCMG PLC	480,085	1,028
	GKN PLC	231,527	1,022
	ITV PLC	1,082,986	959
	Tomkins PLC	306,474	918
	Inchcape PLC	136,989	867

Hays PLC	481,507	863
United Business Media PLC	79,230	855
Thomas Cook Group PLC	176,020	816
London Stock
Exchange PLC	52,568	812
Ladbrokes PLC	159,500	810
Investec PLC	132,396	806
British Airways PLC	189,153	806
National Express Group PLC	42,600	804
Schroders PLC	43,807	793
William Hill PLC	117,888	748
IMI PLC	85,676	740
Stagecoach Group PLC	129,059	716
Meggitt PLC	169,511	715
Daily Mail and
General Trust PLC	98,835	614
Persimmon PLC	96,103	602
TUI Travel PLC	144,423	587
Alliance & Leicester PLC	99,668	582
Carphone Warehouse PLC	143,241	563
Mondi PLC	95,469	560
Mitchells & Butlers PLC	136,739	555
Punch Taverns PLC	69,599	433
Taylor Wimpey PLC	268,643	329
The Berkeley Group
Holdings PLC	20,155	272
BP PLC ADR	1,249	87
* Barclays PLC
Rights Exp. 7/17/08	422,074	80
* HBOS PLC
Rights Exp. 7/18/08	327,744	70
		797,366
Total Common Stocks
(Cost $3,303,975)		3,632,778
Total Investments (99.9%)
(Cost $3,303,975)		3,632,778
Other Assets and Liabilities (0.1%)
Other Assets—Note B		24,989
Liabilities		(20,338)
		4,651
Net Assets (100%)		3,637,429

21

At June 30, 2008, net assets consisted of:[1]
Amount
($000)
Paid-in Capital	3,298,650
Undistributed Net Investment Income	73,776
Accumulated Net Realized Losses	(64,008)
Unrealized Appreciation
Investment Securities	328,803
Foreign Currencies	208
Net Assets	3,637,429

Investor Shares—Net Assets
Applicable to 129,261,044 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,778,682
Net Asset Value Per Share—
Investor Shares	$13.76

Institutional Shares—Net Assets
Applicable to 40,898,060 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	563,310
Net Asset Value Per Share—
Institutional Shares	$13.77

ETF Shares—Net Assets
Applicable to 30,244,081 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,295,437
Net Asset Value Per Share—
ETF Shares	$42.83

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

1  See Note D in Notes to Financial Statements for the tax-basis components of net assets. ADR—American Depositary Receipt.

22

Statement of Operations

Six Months Ended
June 30, 2008
($000)
Investment Income
Income
Dividends[1]	78,044
Interest[2]	12
Total Income	78,056
Expenses
The Vanguard Group—Note B
Investment Advisory Services	54
Management and Administrative—Investor Shares	808
Management and Administrative—Institutional Shares	96
Management and Administrative—ETF Shares	292
Marketing and Distribution—Investor Shares	188
Marketing and Distribution—Institutional Shares	61
Marketing and Distribution—ETF Shares	95
Custodian Fees	427
Shareholders’ Reports—Investor Shares	4
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	15
Trustees’ Fees and Expenses	2
Total Expenses	2,042
Expenses Paid Indirectly—Note C	(21)
Net Expenses	2,021
Net Investment Income	76,035
Realized Net Gain (Loss)
Investment Securities Sold	(16,900)
Foreign Currencies	(441)
Realized Net Gain (Loss)	(17,341)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(426,424)
Foreign Currencies	173
Change in Unrealized Appreciation (Depreciation)	(426,251)
Net Increase (Decrease) in Net Assets Resulting from Operations	(367,557)

1  Dividends are net of foreign withholding taxes of $8,408,000.

2  Interest income from an affiliated company of the fund was $12,000.

23

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2008	2007
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	76,035	65,055
Realized Net Gain (Loss)	(17,341)	25,976
Change in Unrealized Appreciation (Depreciation)	(426,251)	125,643
Net Increase (Decrease) in Net Assets Resulting from Operations	(367,557)	216,674
Distributions
Net Investment Income
Investor Shares	(629)	(40,939)
Institutional Shares	(194)	(12,416)
ETF Shares	(316)	(12,799)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,139)	(66,154)
Capital Share Transactions—Note F
Investor Shares	70,626	140,426
Institutional Shares	58,086	293,768
ETF Shares	741,077	669,001
Net Increase (Decrease) from Capital Share Transactions	869,789	1,103,195
Total Increase (Decrease)	501,093	1,253,715
Net Assets
Beginning of Period	3,136,336	1,882,621
End of Period[1]	3,637,429	3,136,336

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of $73,776,000 and ($679,000).

24

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.40	$14.16	$11.48	$10.33	$8.76	$6.43
Investment Operations
Net Investment Income	.287	.332	.331	.246	.201	.158
Net Realized and Unrealized Gain (Loss)
on Investments	(1.922)	1.244	2.685	1.161	1.571	2.325
Total from Investment Operations	(1.635)	1.576	3.016	1.407	1.772	2.483
Distributions
Dividends from Net Investment Income	(.005)	(.336)	(.336)	(.257)	(.202)	(.153)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.336)	(.336)	(.257)	(.202)	(.153)
Net Asset Value, End of Period	$13.76	$15.40	$14.16	$11.48	$10.33	$8.76

Total Return[1]	–10.62%	11.15%	26.27%	13.60%	20.25%	38.67%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,779	$1,915	$1,624	$1,119	$825	$514
Ratio of Total Expenses to
Average Net Assets	0.14%[2]	0.15%	0.20%	0.20%	0.23%	0.28%
Ratio of Net Investment Income to
Average Net Assets	3.72%[2]	2.71%	2.70%	2.50%	2.34%	2.33%
Portfolio Turnover Rate[3]	12%[2]	6%	4%	5%	5%	9%

1  Total returns do not reflect the 1% redemption fee on shares held for less than five years; the 2% redemption fee assessed prior to September 14, 2005, on shares held less than one year; or the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

25

Institutional Shares

	Six Months
	Ended
For a Share Outstanding	June 30,	Year Ended December 31,
Throughout Each Period	2008	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$15.41	$14.17	$11.48	$10.33	$8.77	$6.43
Investment Operations
Net Investment Income	.287	.341	.348	.253	.198	.17
Net Realized and Unrealized Gain (Loss)
on Investments	(1.922)	1.244	2.685	1.161	1.571	2.33
Total from Investment Operations	(1.635)	1.585	3.033	1.414	1.769	2.50
Distributions
Dividends from Net Investment Income	(.005)	(.345)	(.343)	(.264)	(.209)	(.16)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.005)	(.345)	(.343)	(.264)	(.209)	(.16)
Net Asset Value, End of Period	$13.77	$15.41	$14.17	$11.48	$10.33	$8.77

Total Return[1]	–10.61%	11.21%	26.42%	13.66%	20.19%	38.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$563	$568	$258	$193	$143	$102
Ratio of Total Expenses to
Average Net Assets	0.08%[2]	0.09%	0.14%	0.14%	0.15%	0.17%
Ratio of Net Investment Income to
Average Net Assets	3.78%[2]	2.77%	2.76%	2.56%	2.42%	2.44%
Portfolio Turnover Rate[3]	12%[2]	6%	4%	5%	5%	9%

1  Total returns do not reflect the 1% redemption fee on shares held less then five years or the 2% redemption fee assessed prior to September 14, 2005, on shares held for less than one year.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

26

Europe Pacific ETF Shares
	Six Months	July 20,
	Ended	2007[1] to
	June 30,	Dec. 31,
For a Share Outstanding Throughout Each Period	2008	2007
Net Asset Value, Beginning of Period	$47.92	$49.99
Investment Operations
Net Investment Income	.905	.204
Net Realized and Unrealized Gain (Loss) on Investments	(5.979)	(1.219)
Total from Investment Operations	(5.074)	(1.015)
Distributions
Dividends from Net Investment Income	(.016)	(1.055)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.016)	(1.055)
Net Asset Value, End of Period	$42.83	$47.92

Total Return	–10.59%	–2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,295	$653
Ratio of Total Expenses to Average Net Assets	0.11%[2]	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	3.75%[2]	2.74%[2]
Portfolio Turnover Rate[3]	12%[2]	6%[2]

1  Inception.

2  Annualized.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares, known as Vanguard Europe Pacific ETF Shares, are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) and for the period ended June 30, 2008, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

28

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2008, the fund had contributed capital of $318,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.32% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended June 30, 2008, custodian fee offset arrangements reduced the fund’s expenses by $21,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2008, the fund realized net foreign currency losses of $441,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2007, the fund had available realized losses of $46,773,000 to offset future net capital gains of $12,748,000 through December 31, 2010, $27,239,000 through December 31, 2011, $5,174,000 through December 31, 2012, and $1,612,000 through December 31, 2016. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2008; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

At June 30, 2008, the cost of investment securities for tax purposes was $3,303,975,000. Net unrealized appreciation of investment securities for tax purposes was $328,803,000, consisting of unrealized gains of $539,080,000 on securities that had risen in value since their purchase and $210,277,000 in unrealized losses on securities that had fallen in value since their purchase.

29

E. During the six months ended June 30, 2008, the fund purchased $1,138,604,000 of investment securities and sold $204,110,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	June 30, 2008		December 31, 2007
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	153,497	10,661	320,908	21,093
Issued in Lieu of Cash Distributions	507	36	32,485	2,130
Redeemed[1]	(83,378)	(5,794)	(212,967)	(13,611)
Net Increase (Decrease)—Investor Shares	70,626	4,903	140,426	9,612
Institutional Shares
Issued	71,963	4,959	290,944	18,477
Issued in Lieu of Cash Distributions	141	10	9,670	633
Redeemed[1]	(14,018)	(969)	(6,846)	(437)
Net Increase (Decrease)—Institutional Shares	58,086	4,000	293,768	18,673
ETF Shares
Issued	741,077	16,610	669,001	13,635
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	—	—	—	—
Net Increase (Decrease)—ETF Shares	741,077	16,610	669,001	13,635

G. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”),“Fair Value Measurements.”FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund’s current fiscal period.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

1  Net of redemption fees of $344,000 and $473,000 (fund totals).

30

The following table summarizes the fund’s investments as of June 30, 2008, based on the inputs used to value them:

Investments
in Securities
Valuation Inputs	($000)
Level 1—Quoted prices	5,211
Level 2—Other significant observable inputs	3,627,567
Level 3—Significant unobservable inputs	—
Total	3,632,778

31

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended June 30, 2008
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	12/31/2007	6/30/2008	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$893.83	$0.66
Institutional Shares	1,000.00	893.89	0.38
Europe Pacific ETF Shares	1,000.00	894.11	0.52
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.17	$0.70
Institutional Shares	1,000.00	1,024.47	0.40
Europe Pacific ETF Shares	1,000.00	1,024.32	0.55

1  The calculations are based on expenses incurred during the most recent six-month period. The fund’s annualized six-month expense ratios for that period are: 0.14% for Investor Shares; 0.08% for Institutional Shares; and 0.11% for Europe Pacific ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

32

Note that the expenses shown in the table on page 32 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the 1% fee on redemptions of shares held for less than five years, nor do they include the account service fee described in the prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

33

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed International Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was far below the average expense ratio charged by funds in its peer group. The board noted that the fund’s advisory expense ratio was also well below its peer-group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board of trustees concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

34

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

35

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan1

Born 1954  Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive Trustee Since May 1987;  Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment Chairman of the Board and companies served by The Vanguard Group; Director of Vanguard Marketing Corporation. Chief Executive Officer 156 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis

Born 1937  Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures Trustee Since January 2001 in education); Senior Advisor to Greenwich Associates (international business strategy 156 Vanguard Funds Overseen consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948  Principal Occupation(s) During the Past Five Years: Executive Chief Staff and Marketing Trustee Since January 2008 Officer for North America since 2004 and Corporate Vice President of Xerox Corporation 156 Vanguard Funds Overseen (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), of the United Way of Rochester, and of the Boy Scouts of America.

Rajiv L. Gupta

Born 1945  Principal Occupation(s) During the Past Five Years: Chairman, President, and Trustee Since December 20012 Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of 156 Vanguard Funds Overseen the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005.

Amy Gutmann

Born 1949  Principal Occupation(s) During the Past Five Years: President of the University of

Trustee Since June 2006  Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School 156 Vanguard Funds Overseen for Communication, and Graduate School of Education of the University of Pennsylvania since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the University Center for Human Values (1990–2004), Princeton University; Director of

Carnegie Corporation of New York since 2005 and of Schuylkill River Development Corporation and Greater Philadelphia Chamber of Commerce since 2004; Trustee of the National Constitution Center since 2007.

JoAnn Heffernan Heisen

Born 1950  Principal Occupation(s) During the Past Five Years: Corporate Vice President and Trustee Since July 1998  Chief Global Diversity Officer since 2006, Vice President and Chief Information 156 Vanguard Funds Overseen Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952  Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance Trustee Since December 2004 and Banking, Harvard Business School; Senior Associate Dean and Director of Faculty 156 Vanguard Funds Overseen Recruiting, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.

Born 1941  Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Trustee Since January 1993 Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director 156 Vanguard Funds Overseen of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson

Born 1936  Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Trustee Since April 1985  Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and 156 Vanguard Funds Overseen AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers1

Thomas J. Higgins

Born 1957  Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer Since July 1998  Treasurer of each of the investment companies served by The Vanguard Group. 156 Vanguard Funds Overseen

F. William McNabb III

Born 1957  Principal Occupation(s) During the Past Five Years: President of The Vanguard Group, Inc., President Since March 2008 and of each of the investment companies served by The Vanguard Group since 2008; 156 Vanguard Funds Overseen Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Heidi Stam

Born 1956  Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Secretary Since July 2005  Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of 156 Vanguard Funds Overseen The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller	Glenn W. Reed
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard	George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Connect with Vanguard, Vanguard ETF, and
the ship logo are trademarks of The Vanguard Group, Inc.
Direct Investor Account Services > 800-662-2739
All other marks are the exclusive property of their
Institutional Investor Services > 800-523-1036	respective owners.

Text Telephone for People
With Hearing Impairment > 800-952-3335	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
This material may be used in conjunction	and searching for “proxy voting guidelines,” or by
with the offering of shares of any Vanguard	calling Vanguard at 800-662-2739. The guidelines are
fund only if preceded or accompanied by	also available from the SEC’s website, www.sec.gov.
the fund’s current prospectus.	In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082008

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS
BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
BY:
(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: August 19, 2008

VANGUARD TAX-MANAGED FUNDS
BY:
(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: August 19, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.